UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08542

The Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

12725 W. Indian School Rd, Suite E-101, Avondale, AZ	85392
(Address of principal executive offices)	(Zip code)

Allison Fumai, Esq. Dechert LLP
1095 Avenue of the Americas, New York, NY, 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:	623-266-4567

Date of fiscal year end:	8/31

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2025	SLVYX	Class A

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class A	$232	2.16%

What affected the Fund’s performance this period?

Performance in the Fund during the period was largely driven by stock selection.

The Fund’s top contributor during the fiscal year was Marvell Technologies. Marvell beat consensus AI expectations and announced multiple new customer wins that could potentially help future revenue growth. Jabil Inc. was the Fund’s second-best performing stock during the period. Jabil beat consensus expectations on both revenue and earnings per share. They also signed multiple new deals for AI/Cloud manufacturing.

The Fund’s main detractors were CACI International and Charles River Laboratories. CACI was impacted to a significant degree by investor fear over DOGE (Department of Government Efficiency) implementation and the implications on defense spending going forward. Charles River underperformed largely due to concerns around life sciences R&D spending. The stock was also impacted by government policy regarding NIH spending.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class A (with load)	7.91%	13.92%	8.67%
Saratoga Large Capitalization Value Fund, Class A	14.50%	15.28%	9.31%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Value Category	9.41%	13.15%	10.39%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

1

Fund Statistics
Total Net Assets	$18,668,147	Advisory Fees Paid by the Fund	$125,333
Number of Portfolio Holdings	22	Portfolio Turnover Rate	93%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Henry Schein, Inc	7.20
AMETEK, Inc	6.40
Canadian Pacific Kansas City Ltd	5.60
API Group Corp	5.50
Welltower, Inc	5.50
Capital One Financial Corp	5.10
Danaher Corp	5.00
Williams Companies, Inc (The)	5.00
Clean Harbors Inc	5.00
Martin Marietta Marerials, Inc	4.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SLVYX

2

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2025	SLVCX	Class C

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class C	$295	2.76%

What affected the Fund’s performance this period?

Performance in the Fund during the period was largely driven by stock selection.

The Fund’s top contributor during the fiscal year was Marvell Technologies. Marvell beat consensus AI expectations and announced multiple new customer wins that could potentially help future revenue growth. Jabil Inc. was the Fund’s second-best performing stock during the period. Jabil beat consensus expectations on both revenue and earnings per share. They also signed multiple new deals for AI/Cloud manufacturing.

The Fund’s main detractors were CACI International and Charles River Laboratories. CACI was impacted to a significant degree by investor fear over DOGE (Department of Government Efficiency) implementation and the implications on defense spending going forward. Charles River underperformed largely due to concerns around life sciences R&D spending. The stock was also impacted by government policy regarding NIH spending.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class C (with load)	12.79%	14.60%	8.66%
Saratoga Large Capitalization Value Fund, Class C	13.79%	14.60%	8.66%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Value Category	9.41%	13.15%	10.39%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

3

Fund Statistics
Total Net Assets	$18,668,147	Advisory Fees Paid by the Fund	$125,333
Number of Portfolio Holdings	22	Portfolio Turnover Rate	93%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Henry Schein, Inc	7.20
AMETEK, Inc	6.40
Canadian Pacific Kansas City Ltd	5.60
API Group Corp	5.50
Welltower, Inc	5.50
Capital One Financial Corp	5.10
Danaher Corp	5.00
Williams Companies, Inc (The)	5.00
Clean Harbors Inc	5.00
Martin Marietta Marerials, Inc	4.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SLVCX

4

Saratoga LARGE CAPITALIZATION VALUE Fund
Annual Shareholder Report	8/31/2025	SLCVX	Class I

This annual shareholder report contains important information about the Saratoga Large Capitalization Value Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Value Fund, Class I	$191	1.78%

What affected the Fund’s performance this period?

Performance in the Fund during the period was largely driven by stock selection.

The Fund’s top contributor during the fiscal year was Marvell Technologies. Marvell beat consensus AI expectations and announced multiple new customer wins that could potentially help future revenue growth. Jabil Inc. was the Fund’s second-best performing stock during the period. Jabil beat consensus expectations on both revenue and earnings per share. They also signed multiple new deals for AI/Cloud manufacturing.

The Fund’s main detractors were CACI International and Charles River Laboratories. CACI was impacted to a significant degree by investor fear over DOGE (Department of Government Efficiency) implementation and the implications on defense spending going forward. Charles River underperformed largely due to concerns around life sciences R&D spending. The stock was also impacted by government policy regarding NIH spending.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Value Fund, Class I	14.97%	15.75%	9.76%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Value Category	9.41%	13.15%	10.39%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

5

Fund Statistics
Total Net Assets	$18,668,147	Advisory Fees Paid by the Fund	$125,333
Number of Portfolio Holdings	22	Portfolio Turnover Rate	93%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
Percent Weight

Top Holdings (%)
Henry Schein, Inc	7.20
AMETEK, Inc	6.40
Canadian Pacific Kansas City Ltd	5.60
API Group Corp	5.50
Welltower, Inc	5.50
Capital One Financial Corp	5.10
Danaher Corp	5.00
Williams Companies, Inc (The)	5.00
Clean Harbors Inc	5.00
Martin Marietta Marerials, Inc	4.90

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SLCVX

6

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2025	SLGYX	Class A

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class A	$255	2.23%

What affected the Fund’s performance during this period?

The Fund’s excess return was largely driven by stock selection in the Information Technology sector. Health Care and Communication Services holdings also made meaningful positive contributions. The Financials sector was the only sector with negative stock selection of note.

From a stock selection perspective, AppLovin Corp. was the top contributor. Royal Caribbean Cruises was the second largest contributor; the cruise line operator reported strong second quarter results including revenues that were up 36% from the prior year thanks to higher-than-expected demand, strong booking trends, and lower interest costs.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology, communication services, and consumer discretionary stocks, which was a headwind to relative performance. The largest detractor from relative return was the Fund not owning Tesla. Out of Fund holdings, the Trade Desk had the biggest negative impact; the company missed its own earnings guidance for the first time in over eight years, with management citing some execution missteps as the company was in the midst of a major restructuring.

Allocation effect was a slight drag on relative performance primarily due to an overweight in the Health Care and Consumer Staples sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class A (with load)	20.93%	15.29%	15.83%
Saratoga Large Capitalization Growth Fund, Class A	28.29%	16.67%	16.51%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Growth Category	19.70%	12.00%	14.39%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

7

Fund Statistics
Total Net Assets	$39,497,750	Advisory Fees Paid by the Fund	$234,921
Number of Portfolio Holdings	55	Portfolio Turnover Rate	66%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	9.20
Microsoft Corp	6.80
Apple Inc	5.60
Broadcom, Inc	4.30
Meta Platforms, Inc Class A	4.30
Amazon.com, Inc	3.70
Arista Networks, Inc	2.90
Booking Holdings, Inc	2.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.60
AppLovin Corp Class A	2.20

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SLGYX

8

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2025	SLGCX	Class C

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class C	$322	2.83%

What affected the Fund’s performance during this period?

The Fund’s excess return was largely driven by stock selection in the Information Technology sector. Health Care and Communication Services holdings also made meaningful positive contributions. The Financials sector was the only sector with negative stock selection of note.

From a stock selection perspective, AppLovin Corp. was the top contributor. Royal Caribbean Cruises was the second largest contributor; the cruise line operator reported strong second quarter results including revenues that were up 36% from the prior year thanks to higher-than-expected demand, strong booking trends, and lower interest costs.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology, communication services, and consumer discretionary stocks, which was a headwind to relative performance. The largest detractor from relative return was the Fund not owning Tesla. Out of Fund holdings, the Trade Desk had the biggest negative impact; the company missed its own earnings guidance for the first time in over eight years, with management citing some execution missteps as the company was in the midst of a major restructuring.

Allocation effect was a slight drag on relative performance primarily due to an overweight in the Health Care and Consumer Staples sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class C (with load)	26.62%	15.99%	15.82%
Saratoga Large Capitalization Growth Fund, Class C	27.62%	15.99%	15.82%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Growth Category	19.70%	12.00%	14.39%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

9

Fund Statistics
Total Net Assets	$39,497,750	Advisory Fees Paid by the Fund	$234,921
Number of Portfolio Holdings	55	Portfolio Turnover Rate	66%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	9.20
Microsoft Corp	6.80
Apple Inc	5.60
Broadcom, Inc	4.30
Meta Platforms, Inc Class A	4.30
Amazon.com, Inc	3.70
Arista Networks, Inc	2.90
Booking Holdings, Inc	2.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.60
AppLovin Corp Class A	2.20

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

SR-SAR 083125-SLGCX

10

SARATOGA LARGE CAPITALIZATION GROWTH FUND
Annual Shareholder Report	8/31/2025	SLCGX	Class I

This annual shareholder report contains important information about the Saratoga Large Capitalization Growth Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Large Capitalization Growth Fund, Class I	$209	1.83%

What affected the Fund’s performance during this period?

The Fund’s excess return was largely driven by stock selection in the Information Technology sector. Health Care and Communication Services holdings also made meaningful positive contributions. The Financials sector was the only sector with negative stock selection of note.

From a stock selection perspective, AppLovin Corp. was the top contributor. Royal Caribbean Cruises was the second largest contributor; the cruise line operator reported strong second quarter results including revenues that were up 36% from the prior year thanks to higher-than-expected demand, strong booking trends, and lower interest costs.

Due to threshold limits, the Fund held a significant underweight position in mega-cap technology, communication services, and consumer discretionary stocks, which was a headwind to relative performance. The largest detractor from relative return was the Fund not owning Tesla. Out of Fund holdings, the Trade Desk had the biggest negative impact; the company missed its own earnings guidance for the first time in over eight years, with management citing some execution missteps as the company was in the midst of a major restructuring.

Allocation effect was a slight drag on relative performance primarily due to an overweight in the Health Care and Consumer Staples sectors. The Fund’s active weight constraints helped reduce exposure to market volatility and sentiment shifts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Large Capitalization Growth Fund, Class I	28.80%	17.13%	16.98%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Large Growth Category	19.70%	12.00%	14.39%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

11

Fund Statistics
Total Net Assets	$39,497,750	Advisory Fees Paid by the Fund	$234,921
Number of Portfolio Holdings	55	Portfolio Turnover Rate	66%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
Percent Weight

Top Holdings (%)
NVIDIA Corp	9.20
Microsoft Corp	6.80
Apple Inc	5.60
Broadcom, Inc	4.30
Meta Platforms, Inc Class A	4.30
Amazon.com, Inc	3.70
Arista Networks, Inc	2.90
Booking Holdings, Inc	2.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.60
AppLovin Corp Class A	2.20

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SLCGX

12

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2025	SPMAX	Class A

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class A	$283	2.65%

What affected the Fund’s performance this period?

During the period, stock selection and an overweight position in Industrials were the largest contributors to performance. GE Vernova Inc. was the top individual stock selection for the Fund. An overweight position within Consumer Discretionary, along with stock selection, delivered outperformance, with Royal Caribbean Group as the strongest performer in the sector. Stock selection and an overweight position within Utilities also contributed positively to performance, with Vistra Corp. as the top performer. Within Materials, stock selection delivered outperformance, with Vulcan Materials Company as the leading name. Stock selection within Financials contributed positively as well, led by Apollo Global Management Inc. Further contributing was stock selection within Real Estate, with Cushman & Wakefield Plc leading. An underweight position in Health Care, an underperforming sector, contributed to performance. Consumer Staples allocation and stock selection had no significant impact on the Fund.

The greatest detractor from Fund performance during the period was stock selection and an underweight in Information Technology. Monolithic Power Systems, Inc. detracted the most. An underweight to Energy, an outperforming sector, detracted from performance, as did stock selection within the sector, dragged down by Kosmos Energy Ltd. The Fund’s underweight position in Communication Services also detracted from performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class A (with load)	7.08%	11.36%	6.65%
Saratoga Mid Capitalization Fund, Class A	13.63%	12.69%	7.28%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Mid Capitalization Blend Category	8.61%	11.82%	9.86%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

13

Fund Statistics
Total Net Assets	$10,663,682	Advisory Fees Paid by the Fund	$88,766
Number of Portfolio Holdings	60	Portfolio Turnover Rate	152%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
40.0%
Percent Weight

Top Holdings (%)
Hubbell, Inc	3.74
Western Alliance Bancorp	3.22
Monolithic Power Systems, Inc	3.10
Coherent Corp	3.09
Zions Bancorp NA	3.06
Republic Services, Inc	3.01
Herc Holdings, Inc	2.99
BJ’s Wholesale Club Holdings, Inc	2.70
Burlington Stores, Inc	2.62
Tradeweb Markets, Inc	2.61

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SPMAX

14

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2025	SPMCX	Class C

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class C	$330	3.10%

What affected the Fund’s performance this period?

During the period, stock selection and an overweight position in Industrials were the largest contributors to performance. GE Vernova Inc. was the top individual stock selection for the Fund. An overweight position within Consumer Discretionary, along with stock selection, delivered outperformance, with Royal Caribbean Group as the strongest performer in the sector. Stock selection and an overweight position within Utilities also contributed positively to performance, with Vistra Corp. as the top performer. Within Materials, stock selection delivered outperformance, with Vulcan Materials Company as the leading name. Stock selection within Financials contributed positively as well, led by Apollo Global Management Inc. Further contributing was stock selection within Real Estate, with Cushman & Wakefield Plc leading. An underweight position in Health Care, an underperforming sector, contributed to performance. Consumer Staples allocation and stock selection had no significant impact on the Fund.

The greatest detractor from Fund performance during the period was stock selection and an underweight in Information Technology. Monolithic Power Systems, Inc. detracted the most. An underweight to Energy, an outperforming sector, detracted from performance, as did stock selection within the sector, dragged down by Kosmos Energy Ltd. The Fund’s underweight position in Communication Services also detracted from performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class C (with load)	12.10%	12.30%	6.71%
Saratoga Mid Capitalization Fund, Class C	13.10%	12.30%	6.71%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Mid Capitalization Blend Category	8.61%	11.82%	9.86%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

15

Fund Statistics
Total Net Assets	$10,663,682	Advisory Fees Paid by the Fund	$88,766
Number of Portfolio Holdings	60	Portfolio Turnover Rate	152%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
40.0%
Percent Weight

Top Holdings (%)
Hubbell, Inc	3.74
Western Alliance Bancorp	3.22
Monolithic Power Systems, Inc	3.10
Coherent Corp	3.09
Zions Bancorp NA	3.06
Republic Services, Inc	3.01
Herc Holdings, Inc	2.99
BJ’s Wholesale Club Holdings, Inc	2.70
Burlington Stores, Inc	2.62
Tradeweb Markets, Inc	2.61

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SPMCX

16

SARATOGA MID CAPITALIZATION FUND
Annual Shareholder Report	8/31/2025	SMIPX	Class I

This annual shareholder report contains important information about the Saratoga Mid Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Mid Capitalization Fund, Class I	$238	2.22%

What affected the Fund’s performance this period?

During the period, stock selection and an overweight position in Industrials were the largest contributors to performance. GE Vernova Inc. was the top individual stock selection for the Fund. An overweight position within Consumer Discretionary, along with stock selection, delivered outperformance, with Royal Caribbean Group as the strongest performer in the sector. Stock selection and an overweight position within Utilities also contributed positively to performance, with Vistra Corp. as the top performer. Within Materials, stock selection delivered outperformance, with Vulcan Materials Company as the leading name. Stock selection within Financials contributed positively as well, led by Apollo Global Management Inc. Further contributing was stock selection within Real Estate, with Cushman & Wakefield Plc leading. An underweight position in Health Care, an underperforming sector, contributed to performance. Consumer Staples allocation and stock selection had no significant impact on the Fund.

The greatest detractor from Fund performance during the period was stock selection and an underweight in Information Technology. Monolithic Power Systems, Inc. detracted the most. An underweight to Energy, an outperforming sector, detracted from performance, as did stock selection within the sector, dragged down by Kosmos Energy Ltd. The Fund’s underweight position in Communication Services also detracted from performance.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Mid Capitalization Fund, Class I	14.11%	13.42%	7.78%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Mid Capitalization Blend Category	8.61%	11.82%	9.86%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

17

Fund Statistics
Total Net Assets	$10,663,682	Advisory Fees Paid by the Fund	$88,766
Number of Portfolio Holdings	60	Portfolio Turnover Rate	152%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
40.0%
Percent Weight

Top Holdings (%)
Hubbell, Inc	3.74
Western Alliance Bancorp	3.22
Monolithic Power Systems, Inc	3.10
Coherent Corp	3.09
Zions Bancorp NA	3.06
Republic Services, Inc	3.01
Herc Holdings, Inc	2.99
BJ’s Wholesale Club Holdings, Inc	2.70
Burlington Stores, Inc	2.62
Tradeweb Markets, Inc	2.61

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SMIPX

18

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2025	SSCYX	Class A

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class A	$300	2.92%

What affected the Fund’s performance during this period?

At the sector level, Industrials and Information Technology were consistent outperformers for the Fund. The Information Technology sector, which contributed heavily to positive performance in late 2024, ended as a detractor. Health Care and Energy detracted from performance as well, with weakness concentrated in clinical-stage biotech and smaller gas exploration and production companies. Financials provided moderate support in late 2024, but lagged in 2025, while Real Estate added modestly to performance and Utilities detracted slightly.

From a stock-selection perspective, contributors during the period were anchored by selection in Technology, Industrials, and select Financials. Credo Technology Group was a top contributor in 2025, riding the spending wave on AI-infrastructure as their high-speed connectivity chips and active electrical cables became critical to a growing number of data centers. In Financials, ProAssurance demonstrated how consistent underwriting improvements have the potential to generate durable returns within the small cap space.

Several Health Care and Consumer Discretionary names weighed on returns, reflecting the volatility often inherent in early-stage innovation and high-multiple growth segments. Arvinas was the largest detractor in early 2025. The biotech firm’s pivotal trial for a vepdegestrant showed weaker-than-expected results, which damped the expectations for broad approval; the company cut R&D expenses to extend its cash runway, as the high-interest rate environment has weighed on its debt expenses. Janux Therapeutics followed a similar pattern. Despite promising pre-clinical data and strong backing, its early-stage immunotherapy platform seems to remain years from monetization. Limited catalysts during the period and risk-off sentiment across the biotech sector amplified downside. Wingstop was a top detractor from performance in late-2024. As costs rose, specifically that of bone-in chicken, margins weakened and pushed the stock lower. While the company has continued its aggressive expansion, the risks of supply chain scaling and new unit productivity weighed on investors.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class A (with load)	-0.48%	10.27%	7.91%
Saratoga Small Capitalization Fund, Class A	5.63%	11.60%	8.55%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Small Capitalization Blend Category	6.17%	11.65%	8.89%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

19

Fund Statistics
Total Net Assets	$6,311,809	Advisory Fees Paid by the Fund	$42,228
Number of Portfolio Holdings	102	Portfolio Turnover Rate	145%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.30
Credo Technology Group Holding Ltd.	2.00
Comfort Systems USA, Inc	1.81
Rigel Pharmaceuticals, Inc	1.81
EMCOR Group, Inc	1.77
Stride, Inc	1.77
Watts Water Technologies, Inc	1.74
Atlanta Braves Holdings, Inc	1.72
Central Garden & Pet Company	1.70
Fabrinet	1.70

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SSCYX

20

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2025	SSCCX	Class C

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class C	$367	3.59%

What affected the Fund’s performance during this period?

At the sector level, Industrials and Information Technology were consistent outperformers for the Fund. The Information Technology sector, which contributed heavily to positive performance in late 2024, ended as a detractor. Health Care and Energy detracted from performance as well, with weakness concentrated in clinical-stage biotech and smaller gas exploration and production companies. Financials provided moderate support in late 2024, but lagged in 2025, while Real Estate added modestly to performance and Utilities detracted slightly.

From a stock-selection perspective, contributors during the period were anchored by selection in Technology, Industrials, and select Financials. Credo Technology Group was a top contributor in 2025, riding the spending wave on AI-infrastructure as their high-speed connectivity chips and active electrical cables became critical to a growing number of data centers. In Financials, ProAssurance demonstrated how consistent underwriting improvements have the potential to generate durable returns within the small cap space.

Several Health Care and Consumer Discretionary names weighed on returns, reflecting the volatility often inherent in early-stage innovation and high-multiple growth segments. Arvinas was the largest detractor in early 2025. The biotech firm’s pivotal trial for a vepdegestrant showed weaker-than-expected results, which damped the expectations for broad approval; the company cut R&D expenses to extend its cash runway, as the high-interest rate environment has weighed on its debt expenses. Janux Therapeutics followed a similar pattern. Despite promising pre-clinical data and strong backing, its early-stage immunotherapy platform seems to remain years from monetization. Limited catalysts during the period and risk-off sentiment across the biotech sector amplified downside. Wingstop was a top detractor from performance in late-2024. As costs rose, specifically that of bone-in chicken, margins weakened and pushed the stock lower. While the company has continued its aggressive expansion, the risks of supply chain scaling and new unit productivity weighed on investors.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class C (with load)	3.20%	10.89%	7.89%
Saratoga Small Capitalization Fund, Class C	4.20%	10.89%	7.89%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Small Capitalization Blend Category	6.17%	11.65%	8.89%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

21

Fund Statistics
Total Net Assets	$6,311,809	Advisory Fees Paid by the Fund	$42,228
Number of Portfolio Holdings	102	Portfolio Turnover Rate	145%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.30
Credo Technology Group Holding Ltd.	2.00
Comfort Systems USA, Inc	1.81
Rigel Pharmaceuticals, Inc	1.81
EMCOR Group, Inc	1.77
Stride, Inc	1.77
Watts Water Technologies, Inc	1.74
Atlanta Braves Holdings, Inc	1.72
Central Garden & Pet Company	1.70
Fabrinet	1.70

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SSCCX

22

Saratoga SMALL CAPITALIZATION Fund
Annual Shareholder Report	8/31/2025	SSCPX	Class I

This annual shareholder report contains important information about the Saratoga Small Capitalization Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Small Capitalization Fund, Class I	$258	2.50%

What affected the Fund’s performance during this period?

At the sector level, Industrials and Information Technology were consistent outperformers for the Fund. The Information Technology sector, which contributed heavily to positive performance in late 2024, ended as a detractor. Health Care and Energy detracted from performance as well, with weakness concentrated in clinical-stage biotech and smaller gas exploration and production companies. Financials provided moderate support in late 2024, but lagged in 2025, while Real Estate added modestly to performance and Utilities detracted slightly.

From a stock-selection perspective, contributors during the period were anchored by selection in Technology, Industrials, and select Financials. Credo Technology Group was a top contributor in 2025, riding the spending wave on AI-infrastructure as their high-speed connectivity chips and active electrical cables became critical to a growing number of data centers. In Financials, ProAssurance demonstrated how consistent underwriting improvements have the potential to generate durable returns within the small cap space.

Several Health Care and Consumer Discretionary names weighed on returns, reflecting the volatility often inherent in early-stage innovation and high-multiple growth segments. Arvinas was the largest detractor in early 2025. The biotech firm’s pivotal trial for a vepdegestrant showed weaker-than-expected results, which damped the expectations for broad approval; the company cut R&D expenses to extend its cash runway, as the high-interest rate environment has weighed on its debt expenses. Janux Therapeutics followed a similar pattern. Despite promising pre-clinical data and strong backing, its early-stage immunotherapy platform seems to remain years from monetization. Limited catalysts during the period and risk-off sentiment across the biotech sector amplified downside. Wingstop was a top detractor from performance in late-2024. As costs rose, specifically that of bone-in chicken, margins weakened and pushed the stock lower. While the company has continued its aggressive expansion, the risks of supply chain scaling and new unit productivity weighed on investors.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Small Capitalization Fund, Class I	6.00%	12.02%	8.94%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Small Capitalization Blend Category	6.17%	11.65%	8.89%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

23

Fund Statistics
Total Net Assets	$6,311,809	Advisory Fees Paid by the Fund	$42,228
Number of Portfolio Holdings	102	Portfolio Turnover Rate	145%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
Percent Weight

Top Holdings (%)
Dreyfus Inst Prefer Govt Money Mkt Inst Class	2.30
Credo Technology Group Holding Ltd.	2.00
Comfort Systems USA, Inc	1.81
Rigel Pharmaceuticals, Inc	1.81
EMCOR Group, Inc	1.77
Stride, Inc	1.77
Watts Water Technologies, Inc	1.74
Atlanta Braves Holdings, Inc	1.72
Central Garden & Pet Company	1.70
Fabrinet	1.70

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SSCPX

24

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2025	SIEYX	Class A

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class A	$364	3.30%

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest driver of outperformance during the period, led by Spanish and Italian banks Banco Santander, CaixaBank, and Intesa Sanpaolo, as well as industrial holdings in the UK (Rolls-Royce) and Germany (GEA Group). Overweights to Spain and Italy were additive. The Fund’s best stock selection was in Spain and the UK while the worst was in Israel and Denmark.

The largest detractor from a regional perspective was Emerging Asia. Thailand was the biggest drag on relative return, due in large part to underperformance by hospital operator Bumrungrad and convenience store operator CP ALL. Stock selection within China was a significant positive, though that was partially offset by an underweight to the country more broadly, as China was one of the best performers in the benchmark over the twelve-month period. Conversely, an underweight to India helped performance.

From a sector view, the Industrials sector had the strongest outperformance, led by UK aerospace and defense company Rolls-Royce and Japanese machinery maker Mitsubishi Heavy Industries. The Materials sector was the second largest contributor to excess return, thanks to Canadian gold mine operator Kinross Gold. The Communication sector was the primary detractor during the period due to underperformance from Brazilian wireless services provider TIM SA, and strong performance from several Communications companies the Fund did not hold, such as Tencent. Health Care was the second largest detractor, with Thai hospital operator Bumrungrad and Denmark-based pharmaceutical company Novo Nordisk having the biggest drag.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class A (with load)	13.71%	8.97%	3.81%
Saratoga International Equity Fund, Class A	20.68%	10.26%	4.43%
MSCI ACWI Ex-USA Index	15.42%	8.94%	7.33%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

25

Fund Statistics
Total Net Assets	$3,304,449	Advisory Fees Paid by the Fund	$8,198
Number of Portfolio Holdings	42	Portfolio Turnover Rate	41%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Kinross Gold Corp	4.04
Rolls-Royce Holdings plc	3.46
CaixaBank S. A.	3.16
GEA Group A. G.	3.08
Banco Santander SA	2.98
Intesa Sanpaolo SpA	2.97
DBS Group Holdings Ltd	2.91
Mitsubishi Heavy Industries Ltd	2.90
Xiaomi Corp	2.81
Taiwan Semiconductor Manufacturing	2.79

Regional Exposure (%)
Americas	5.4
Greater Europe	45.0
Greater Asia	49.6

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SIEYX

26

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2025	SIECX	Class C

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class C	$429	3.90%

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest driver of outperformance during the period, led by Spanish and Italian banks Banco Santander, CaixaBank, and Intesa Sanpaolo, as well as industrial holdings in the UK (Rolls-Royce) and Germany (GEA Group). Overweights to Spain and Italy were additive. The Fund’s best stock selection was in Spain and the UK while the worst was in Israel and Denmark.

The largest detractor from a regional perspective was Emerging Asia. Thailand was the biggest drag on relative return, due in large part to underperformance by hospital operator Bumrungrad and convenience store operator CP ALL. Stock selection within China was a significant positive, though that was partially offset by an underweight to the country more broadly, as China was one of the best performers in the benchmark over the twelve-month period. Conversely, an underweight to India helped performance.

From a sector view, the Industrials sector had the strongest outperformance, led by UK aerospace and defense company Rolls-Royce and Japanese machinery maker Mitsubishi Heavy Industries. The Materials sector was the second largest contributor to excess return, thanks to Canadian gold mine operator Kinross Gold. The Communication sector was the primary detractor during the period due to underperformance from Brazilian wireless services provider TIM SA, and strong performance from several Communications companies the Fund did not hold, such as Tencent. Health Care was the second largest detractor, with Thai hospital operator Bumrungrad and Denmark-based pharmaceutical company Novo Nordisk having the biggest drag.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class C (with load)	19.08%	9.61%	3.80%
Saratoga International Equity Fund, Class C	20.08%	9.61%	3.80%
MSCI ACWI Ex-USA Index	15.42%	8.94%	7.33%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

27

Fund Statistics
Total Net Assets	$3,304,449	Advisory Fees Paid by the Fund	$8,198
Number of Portfolio Holdings	42	Portfolio Turnover Rate	41%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Kinross Gold Corp	4.04
Rolls-Royce Holdings plc	3.46
CaixaBank S. A.	3.16
GEA Group A. G.	3.08
Banco Santander SA	2.98
Intesa Sanpaolo SpA	2.97
DBS Group Holdings Ltd	2.91
Mitsubishi Heavy Industries Ltd	2.90
Xiaomi Corp	2.81
Taiwan Semiconductor Manufacturing	2.79

Regional Exposure (%)
Americas	5.4
Greater Europe	45.0
Greater Asia	49.6

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SIECX

28

SARATOGA INTERNATIONAL EQUITY FUND
Annual Shareholder Report	8/31/2025	SIEPX	Class I

This annual shareholder report contains important information about the Saratoga International Equity Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga International Equity Fund, Class I	$321	2.90%

What affected the Fund’s performance during this period?

From a regional perspective, Developed Europe was the largest driver of outperformance during the period, led by Spanish and Italian banks Banco Santander, CaixaBank, and Intesa Sanpaolo, as well as industrial holdings in the UK (Rolls-Royce) and Germany (GEA Group). Overweights to Spain and Italy were additive. The Fund’s best stock selection was in Spain and the UK while the worst was in Israel and Denmark.

The largest detractor from a regional perspective was Emerging Asia. Thailand was the biggest drag on relative return, due in large part to underperformance by hospital operator Bumrungrad and convenience store operator CP ALL. Stock selection within China was a significant positive, though that was partially offset by an underweight to the country more broadly, as China was one of the best performers in the benchmark over the twelve-month period. Conversely, an underweight to India helped performance.

From a sector view, the Industrials sector had the strongest outperformance, led by UK aerospace and defense company Rolls-Royce and Japanese machinery maker Mitsubishi Heavy Industries. The Materials sector was the second largest contributor to excess return, thanks to Canadian gold mine operator Kinross Gold. The Communication sector was the primary detractor during the period due to underperformance from Brazilian wireless services provider TIM SA, and strong performance from several Communications companies the Fund did not hold, such as Tencent. Health Care was the second largest detractor, with Thai hospital operator Bumrungrad and Denmark-based pharmaceutical company Novo Nordisk having the biggest drag.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga International Equity Fund, Class I	21.25%	10.71%	4.85%
MSCI ACWI Ex-USA Index	15.42%	8.94%	7.33%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

29

Fund Statistics
Total Net Assets	$3,304,449	Advisory Fees Paid by the Fund	$8,198
Number of Portfolio Holdings	42	Portfolio Turnover Rate	41%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate Services
Financial Services
Consumer Cyclical
Basic Materials
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
35.0%
Percent Weight

Top Holdings (%)
Kinross Gold Corp	4.04
Rolls-Royce Holdings plc	3.46
CaixaBank S. A.	3.16
GEA Group A. G.	3.08
Banco Santander SA	2.98
Intesa Sanpaolo SpA	2.97
DBS Group Holdings Ltd	2.91
Mitsubishi Heavy Industries Ltd	2.90
Xiaomi Corp	2.81
Taiwan Semiconductor Manufacturing	2.79

Regional Exposure (%)
Americas	5.4
Greater Europe	45.0
Greater Asia	49.6

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SIEPX

30

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2025	SHPAX	Class A

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class A	$283	3.00%

What affected the Fund’s performance during this period?

From an industry perspective, Fund holdings in Healthcare Distributors & Facilities companies demonstrated relative strength, while Managed Healthcare and Pharmaceutical names underperformed. Healthcare Distributors delivered strong performance as volumes continued to grow broadly, supported by demographic tailwinds from an aging population and higher utilization of medical services. On the other side of the ledger, the Fund’s allocation to Managed Healthcare stocks lagged over the period, pressured by mounting regulatory scrutiny, elevated patient utilization, and rising operating costs. A slight underweight to the Managed Healthcare sector drove positive relative allocation performance, though that was not enough to cancel out negative stock selection performance.

Regarding individual holdings, Cardinal Health, one of the three largest US Healthcare Distributors & Facilities companies, distinguished itself via robust earnings growth and disciplined operational execution. Managed Healthcare company Molina was a significant detractor, as accelerating medical expense trends eroded profitability and weighed on results.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class A (with load)	-16.26%	3.62%	3.84%
Saratoga Health & Biotechnology Fund, Class A	-11.15%	4.86%	4.46%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Health Category	-7.51%	2.26%	5.43%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

31

Fund Statistics
Total Net Assets	$9,852,076	Advisory Fees Paid by the Fund	$136,338
Number of Portfolio Holdings	28	Portfolio Turnover Rate	22%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Amgen Inc	5.80
Cencora Inc	5.70
McKesson Corp	5.60
Cardinal Health, Inc	5.20
Novartis A. G.	4.80
Exelixis Inc	4.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.40
United Therapeutics Corp	4.30
Jazz Pharmaceuticals plc	4.20
The Cigna Group	4.20

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SHPAX

32

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2025	SHPCX	Class C

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class C	$339	3.60%

What affected the Fund’s performance during this period?

From an industry perspective, Fund holdings in Healthcare Distributors & Facilities companies demonstrated relative strength, while Managed Healthcare and Pharmaceutical names underperformed. Healthcare Distributors delivered strong performance as volumes continued to grow broadly, supported by demographic tailwinds from an aging population and higher utilization of medical services. On the other side of the ledger, the Fund’s allocation to Managed Healthcare stocks lagged over the period, pressured by mounting regulatory scrutiny, elevated patient utilization, and rising operating costs. A slight underweight to the Managed Healthcare sector drove positive relative allocation performance, though that was not enough to cancel out negative stock selection performance.

Regarding individual holdings, Cardinal Health, one of the three largest US Healthcare Distributors & Facilities companies, distinguished itself via robust earnings growth and disciplined operational execution. Managed Healthcare company Molina was a significant detractor, as accelerating medical expense trends eroded profitability and weighed on results.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class C (with load)	-12.65%	4.24%	3.84%
Saratoga Health & Biotechnology Fund, Class C	-11.65%	4.24%	3.84%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Health Category	-7.51%	2.26%	5.43%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

33

Fund Statistics
Total Net Assets	$9,852,076	Advisory Fees Paid by the Fund	$136,338
Number of Portfolio Holdings	28	Portfolio Turnover Rate	22%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Amgen Inc	5.80
Cencora Inc	5.70
McKesson Corp	5.60
Cardinal Health, Inc	5.20
Novartis A. G.	4.80
Exelixis Inc	4.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.40
United Therapeutics Corp	4.30
Jazz Pharmaceuticals plc	4.20
The Cigna Group	4.20

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SHPCX

34

SARATOGA HEALTH & BIOTECHNOLOGY FUND
Annual Shareholder Report	8/31/2025	SBHIX	Class I

This annual shareholder report contains important information about the Saratoga Health & Biotechnology Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Health & Biotechnology Fund, Class I	$246	2.60%

What affected the Fund’s performance during this period?

From an industry perspective, Fund holdings in Healthcare Distributors & Facilities companies demonstrated relative strength, while Managed Healthcare and Pharmaceutical names underperformed. Healthcare Distributors delivered strong performance as volumes continued to grow broadly, supported by demographic tailwinds from an aging population and higher utilization of medical services. On the other side of the ledger, the Fund’s allocation to Managed Healthcare stocks lagged over the period, pressured by mounting regulatory scrutiny, elevated patient utilization, and rising operating costs. A slight underweight to the Managed Healthcare sector drove positive relative allocation performance, though that was not enough to cancel out negative stock selection performance.

Regarding individual holdings, Cardinal Health, one of the three largest US Healthcare Distributors & Facilities companies, distinguished itself via robust earnings growth and disciplined operational execution. Managed Healthcare company Molina was a significant detractor, as accelerating medical expense trends eroded profitability and weighed on results.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Health & Biotechnology Fund, Class I	-10.79%	5.28%	4.88%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Health Category	-7.51%	2.26%	5.43%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

35

Fund Statistics
Total Net Assets	$9,852,076	Advisory Fees Paid by the Fund	$136,338
Number of Portfolio Holdings	28	Portfolio Turnover Rate	22%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Amgen Inc	5.80
Cencora Inc	5.70
McKesson Corp	5.60
Cardinal Health, Inc	5.20
Novartis A. G.	4.80
Exelixis Inc	4.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	4.40
United Therapeutics Corp	4.30
Jazz Pharmaceuticals plc	4.20
The Cigna Group	4.20

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SBHIX

36

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2025	STPAX	Class A

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class A	$306	2.82%

What affected the Fund’s performance during this period?

Stock selection drove performance in the Fund during the period.

Oracle led the way. The software provider is experiencing robust demand for its cloud infrastructure offerings and, as a software-focused firm, potentially faces less exposure to tariff risks compared to companies in other Technology sub-sectors. Alphabet, NVIDIA, and Broadcom also posted strong performance.

Qualcomm was the period’s biggest detractor, challenged by tariff-related geopolitical risks and slowing global smartphone shipments.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class A (with load)	10.61%	8.31%	14.13%
Saratoga Technology & Communications Fund, Class A	17.36%	9.60%	14.80%
S&P 500® Index	15.88%	14.74%	14.60%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

37

Fund Statistics
Total Net Assets	$42,687,485	Advisory Fees Paid by the Fund	$519,415
Number of Portfolio Holdings	25	Portfolio Turnover Rate	7%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Healthcare
Technology
Industrials
Communication Services
Financial Services
Consumer Cyclical
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Microsoft Corp	8.60
Amazon.com, Inc	8.58
Alphabet Inc, Class C	7.71
Oracle Corp	6.79
NVIDIA Corp	6.49
Visa, Inc Class A	6.06
KLA Corp	5.69
Meta Platforms, Inc Class A	5.19
Cisco Systems Inc	5.18
Broadcom, Inc	4.53

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-STPAX

38

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2025	STPCX	Class C

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class C	$371	3.42%

What affected the Fund’s performance during this period?

Stock selection drove performance in the Fund during the period.

Oracle led the way. The software provider is experiencing robust demand for its cloud infrastructure offerings and, as a software-focused firm, potentially faces less exposure to tariff risks compared to companies in other Technology sub-sectors. Alphabet, NVIDIA, and Broadcom also posted strong performance.

Qualcomm was the period’s biggest detractor, challenged by tariff-related geopolitical risks and slowing global smartphone shipments.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class C (with load)	15.68%	8.93%	14.25%
Saratoga Technology & Communications Fund, Class C	16.68%	8.93%	14.25%
S&P 500® Index	15.88%	14.74%	14.60%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

39

Fund Statistics
Total Net Assets	$42,687,485	Advisory Fees Paid by the Fund	$519,415
Number of Portfolio Holdings	25	Portfolio Turnover Rate	7%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Healthcare
Technology
Industrials
Communication Services
Financial Services
Consumer Cyclical
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Microsoft Corp	8.60
Amazon.com, Inc	8.58
Alphabet Inc, Class C	7.71
Oracle Corp	6.79
NVIDIA Corp	6.49
Visa, Inc Class A	6.06
KLA Corp	5.69
Meta Platforms, Inc Class A	5.19
Cisco Systems Inc	5.18
Broadcom, Inc	4.53

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-STPCX

40

Saratoga TECHNOLOGY & COMMUNICATIONS Fund
Annual Shareholder Report	8/31/2025	STPIX	Class I

This annual shareholder report contains important information about the Saratoga Technology & Communications Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Technology & Communications Fund, Class I	$264	2.42%

What affected the Fund’s performance during this period?

Stock selection drove performance in the Fund during the period.

Oracle led the way. The software provider is experiencing robust demand for its cloud infrastructure offerings and, as a software-focused firm, potentially faces less exposure to tariff risks compared to companies in other Technology sub-sectors. Alphabet, NVIDIA, and Broadcom also posted strong performance.

Qualcomm was the period’s biggest detractor, challenged by tariff-related geopolitical risks and slowing global smartphone shipments.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Technology & Communications Fund, Class I	17.85%	10.01%	15.40%
S&P 500® Index	15.88%	14.74%	14.60%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

41

Fund Statistics
Total Net Assets	$42,687,485	Advisory Fees Paid by the Fund	$519,415
Number of Portfolio Holdings	25	Portfolio Turnover Rate	7%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Healthcare
Technology
Industrials
Communication Services
Financial Services
Consumer Cyclical
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Microsoft Corp	8.60
Amazon.com, Inc	8.58
Alphabet Inc, Class C	7.71
Oracle Corp	6.79
NVIDIA Corp	6.49
Visa, Inc Class A	6.06
KLA Corp	5.69
Meta Platforms, Inc Class A	5.19
Cisco Systems Inc	5.18
Broadcom, Inc	4.53

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-STPIX

42

SARATOGA ENERGY & BASIC MATERIALS FUND
Annual Shareholder Report	8/31/2025	SBMBX	Class A

This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class A	$336	3.40%

What affected the Fund’s performance during this period?

The Fund’s Energy holdings posted negative performance for the period. Oil & Gas Exploration & Production (E&P) holdings were the biggest detractors, while Integrated Oil & Gas holdings were the largest contributors. Oil & Gas services company Technip Energies of France was the top returner among sector holdings while oil-levered U.S. E&P Civitas Resources had the largest decline.

The Fund’s Basic Materials holdings were also down for the period. Holdings in the Chemicals industry were the worst detractors, while Containers & Packaging holdings were the lead contributors. Canada-based gold miner Kinross Gold was the top individual contributor in the Materials sector, and the Fund as a whole, over the period. Dow Chemical was the biggest drag on performance for the sector, and for the Fund overall.

From an allocation standpoint, an overweight to the Exploration & Production industry and an underweight to the Storage & Transportation industry detracted from excess return, while underweights to the Containers & Packaging and Energy Equipment & Services industries added to excess return.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class A (with load)	-8.17%	10.77%	1.29%
Saratoga Energy & Basic Materials Fund, Class A	-2.57%	12.10%	1.89%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Equity Energy Category	1.78%	21.39%	3.08%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

43

Fund Statistics
Total Net Assets	$1,013,912	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Exxon Mobil Corp	7.62
Chevron Corp	7.24
Linde, plc	4.15
Rio Tinto PLC ADR	3.74
Kinross Gold Corp	3.42
EOG Resources Inc	3.34
Petroleo Brasileiro SA Petrobras A	3.32
Kinder Morgan Inc Class P	3.18
Eni SpA ADR	3.00
Suncor Energy Inc	2.82

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SBMBX

44

SARATOGA ENERGY & BASIC MATERIALS FUND
Annual Shareholder Report	8/31/2025	SEPCX	Class C

This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class C	$394	4.00%

What affected the Fund’s performance during this period?

The Fund’s Energy holdings posted negative performance for the period. Oil & Gas Exploration & Production (E&P) holdings were the biggest detractors, while Integrated Oil & Gas holdings were the largest contributors. Oil & Gas services company Technip Energies of France was the top returner among sector holdings while oil-levered U.S. E&P Civitas Resources had the largest decline.

The Fund’s Basic Materials holdings were also down for the period. Holdings in the Chemicals industry were the worst detractors, while Containers & Packaging holdings were the lead contributors. Canada-based gold miner Kinross Gold was the top individual contributor in the Materials sector, and the Fund as a whole, over the period. Dow Chemical was the biggest drag on performance for the sector, and for the Fund overall.

From an allocation standpoint, an overweight to the Exploration & Production industry and an underweight to the Storage & Transportation industry detracted from excess return, while underweights to the Containers & Packaging and Energy Equipment & Services industries added to excess return.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class C (with load)	-4.19%	11.39%	1.42%
Saratoga Energy & Basic Materials Fund, Class C	-3.19%	11.39%	1.42%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Equity Energy Category	1.78%	21.39%	3.08%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

45

Fund Statistics
Total Net Assets	$1,013,912	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Exxon Mobil Corp	7.62
Chevron Corp	7.24
Linde, plc	4.15
Rio Tinto PLC ADR	3.74
Kinross Gold Corp	3.42
EOG Resources Inc	3.34
Petroleo Brasileiro SA Petrobras A	3.32
Kinder Morgan Inc Class P	3.18
Eni SpA ADR	3.00
Suncor Energy Inc	2.82

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SEPCX

46

SARATOGA ENERGY & BASIC MATERIALS FUND
Annual Shareholder Report	8/31/2025	SEPIX	Class I

This annual shareholder report contains important information about the Saratoga Energy & Basic Materials Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Energy & Basic Materials Fund, Class I	$297	3.00%

What affected the Fund’s performance during this period?

The Fund’s Energy holdings posted negative performance for the period. Oil & Gas Exploration & Production (E&P) holdings were the biggest detractors, while Integrated Oil & Gas holdings were the largest contributors. Oil & Gas services company Technip Energies of France was the top returner among sector holdings while oil-levered U.S. E&P Civitas Resources had the largest decline.

The Fund’s Basic Materials holdings were also down for the period. Holdings in the Chemicals industry were the worst detractors, while Containers & Packaging holdings were the lead contributors. Canada-based gold miner Kinross Gold was the top individual contributor in the Materials sector, and the Fund as a whole, over the period. Dow Chemical was the biggest drag on performance for the sector, and for the Fund overall.

From an allocation standpoint, an overweight to the Exploration & Production industry and an underweight to the Storage & Transportation industry detracted from excess return, while underweights to the Containers & Packaging and Energy Equipment & Services industries added to excess return.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Energy & Basic Materials Fund, Class I	-2.10%	12.54%	2.29%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Equity Energy Category	1.78%	21.39%	3.08%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

47

Fund Statistics
Total Net Assets	$1,013,912	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	45	Portfolio Turnover Rate	15%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Exxon Mobil Corp	7.62
Chevron Corp	7.24
Linde, plc	4.15
Rio Tinto PLC ADR	3.74
Kinross Gold Corp	3.42
EOG Resources Inc	3.34
Petroleo Brasileiro SA Petrobras A	3.32
Kinder Morgan Inc Class P	3.18
Eni SpA ADR	3.00
Suncor Energy Inc	2.82

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SEPIX

48

SARATOGA FINANCIAL SERVICES FUND
Annual Shareholder Report	8/31/2025	SFPAX	Class A

This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class A	$370	3.40%

What affected the Fund’s performance during this period?

Positive stock-selection performance in the Fund during the period was driven in part by Electronic Brokerage company Interactive Brokers Group and Digital Technology company Toast Inc, a platform serving the restaurant industry. Interactive Brokers is seeing record revenues propelled by higher net interest income, increased trading activity by clients, and robust account growth. In addition, the Fund’s underweight to Financial Services company Berkshire Hathaway and to Transaction & Payment Processing firm Fiserv was additive to relative performance.

Key detractors from relative returns were Life & Health Insurance company Aflac and Property & Casualty Insurance company Chubb. Aflac underperformed due to a variety of factors including net investment losses, slowing growth in Japan (which is a large market for the company), and macroeconomic uncertainty. Not holding Online Brokerage company Robinhood Markets was the biggest drag on relative return, followed by the Fund’s underweight to Diversified Banking company JPMorgan Chase.

Allocation effect was negative for the period, though this was primarily due to a relatively small cash position in the Fund during a strong upmarket, where any allocation to cash was a headwind. In terms of industry allocation, an overweight to Consumer Finance holdings was a benefit while an underweight to Banks was a slight negative.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class A (with load)	11.06%	13.76%	7.67%
Saratoga Financial Services Fund, Class A	17.86%	15.12%	8.31%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Financial Category	19.60%	17.07%	10.49%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

49

Fund Statistics
Total Net Assets	$1,057,098	Advisory Fees Paid by the Fund	$3,587
Number of Portfolio Holdings	49	Portfolio Turnover Rate	3%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.47
JPMorgan Chase & Co	4.51
Bank of America Corp	4.30
Mastercard Inc Class A	4.28
Visa Inc Class A	4.13
Wells Fargo & Co	3.64
Chubb Ltd	3.28
CME Group Inc	3.20
Aflac Inc	3.15
Capital One Financial Corp	3.10

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SFPAX

50

SARATOGA FINANCIAL SERVICES FUND
Annual Shareholder Report	8/31/2025	SFPCX	Class C

This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class C	$442	4.00%

What affected the Fund’s performance during this period?

Positive stock-selection performance in the Fund during the period was driven in part by Electronic Brokerage company Interactive Brokers Group and Digital Technology company Toast Inc, a platform serving the restaurant industry. Interactive Brokers is seeing record revenues propelled by higher net interest income, increased trading activity by clients, and robust account growth. In addition, the Fund’s underweight to Financial Services company Berkshire Hathaway and to Transaction & Payment Processing firm Fiserv was additive to relative performance.

Key detractors from relative returns were Life & Health Insurance company Aflac and Property & Casualty Insurance company Chubb. Aflac underperformed due to a variety of factors including net investment losses, slowing growth in Japan (which is a large market for the company), and macroeconomic uncertainty. Not holding Online Brokerage company Robinhood Markets was the biggest drag on relative return, followed by the Fund’s underweight to Diversified Banking company JPMorgan Chase.

Allocation effect was negative for the period, though this was primarily due to a relatively small cash position in the Fund during a strong upmarket, where any allocation to cash was a headwind. In terms of industry allocation, an overweight to Consumer Finance holdings was a benefit while an underweight to Banks was a slight negative.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class C (with load)	20.20%	17.99%	9.33%
Saratoga Financial Services Fund, Class C	21.20%	17.99%	9.33%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Financial Category	19.60%	17.07%	10.49%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

51

Fund Statistics
Total Net Assets	$1,057,098	Advisory Fees Paid by the Fund	$3,587
Number of Portfolio Holdings	49	Portfolio Turnover Rate	3%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.47
JPMorgan Chase & Co	4.51
Bank of America Corp	4.30
Mastercard Inc Class A	4.28
Visa Inc Class A	4.13
Wells Fargo & Co	3.64
Chubb Ltd	3.28
CME Group Inc	3.20
Aflac Inc	3.15
Capital One Financial Corp	3.10

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SFPCX

52

SARATOGA FINANCIAL SERVICES FUND
Annual Shareholder Report	8/31/2025	SFPIX	Class I

This annual shareholder report contains important information about the Saratoga Financial Services Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Financial Services Fund, Class I	$328	3.00%

What affected the Fund’s performance during this period?

Positive stock-selection performance in the Fund during the period was driven in part by Electronic Brokerage company Interactive Brokers Group and Digital Technology company Toast Inc, a platform serving the restaurant industry. Interactive Brokers is seeing record revenues propelled by higher net interest income, increased trading activity by clients, and robust account growth. In addition, the Fund’s underweight to Financial Services company Berkshire Hathaway and to Transaction & Payment Processing firm Fiserv was additive to relative performance.

Key detractors from relative returns were Life & Health Insurance company Aflac and Property & Casualty Insurance company Chubb. Aflac underperformed due to a variety of factors including net investment losses, slowing growth in Japan (which is a large market for the company), and macroeconomic uncertainty. Not holding Online Brokerage company Robinhood Markets was the biggest drag on relative return, followed by the Fund’s underweight to Diversified Banking company JPMorgan Chase.

Allocation effect was negative for the period, though this was primarily due to a relatively small cash position in the Fund during a strong upmarket, where any allocation to cash was a headwind. In terms of industry allocation, an overweight to Consumer Finance holdings was a benefit while an underweight to Banks was a slight negative.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Financial Services Fund, Class I	18.41%	15.58%	8.75%
S&P 500® Index	15.88%	14.74%	14.60%
Morningstar US Fund Financial Category	19.60%	17.07%	10.49%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

53

Fund Statistics
Total Net Assets	$1,057,098	Advisory Fees Paid by the Fund	$3,587
Number of Portfolio Holdings	49	Portfolio Turnover Rate	3%

What did the Fund invest in (as a % of the Fund’s net assets)?

Sector Exposure
Utilities
Healthcare
Consumer Defensive
Technology
Industrials
Energy
Communication Services
Real Estate
Financial Services
Consumer Cyclical
Basic Materials
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Berkshire Hathaway Inc Class B	9.47
JPMorgan Chase & Co	4.51
Bank of America Corp	4.30
Mastercard Inc Class A	4.28
Visa Inc Class A	4.13
Wells Fargo & Co	3.64
Chubb Ltd	3.28
CME Group Inc	3.20
Aflac Inc	3.15
Capital One Financial Corp	3.10

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SFPIX

54

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2025	SQBAX	Class A

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class A	$219	2.16%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by an overweight to the Intermediate-Term debt sector. This overweight benefited performance, as the Intermediate-Term debt sector outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class A (with load)	-3.13%	-0.72%	0.29%
Saratoga Investment Quality Bond Fund, Class A	2.76%	0.47%	0.89%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.80%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

55

Fund Statistics
Total Net Assets	$8,512,445	Advisory Fees Paid by the Fund	$55,725
Number of Portfolio Holdings	3	Portfolio Turnover Rate	29%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	91.60
Vanguard Long-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.30

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SQBAX

56

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2025	SQBCX	Class C

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class C	$259	2.56%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by an overweight to the Intermediate-Term debt sector. This overweight benefited performance, as the Intermediate-Term debt sector outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class C (with load)	1.27%	-0.15%	0.39%
Saratoga Investment Quality Bond Fund, Class C	2.27%	-0.15%	0.39%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.80%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

57

Fund Statistics
Total Net Assets	$8,512,445	Advisory Fees Paid by the Fund	$55,725
Number of Portfolio Holdings	3	Portfolio Turnover Rate	29%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	91.60
Vanguard Long-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.30

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SQBCX

58

SARATOGA INVESTMENT QUALITY BOND FUND
Annual Shareholder Report	8/31/2025	SIBPX	Class I

This annual shareholder report contains important information about the Saratoga Investment Quality Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Investment Quality Bond Fund, Class I	$178	1.75%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by an overweight to the Intermediate-Term debt sector. This overweight benefited performance, as the Intermediate-Term debt sector outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Investment Quality Bond Fund, Class I	3.32%	0.87%	1.27%
Bloomberg US Aggregate Bond Index	3.14%	-0.68%	1.80%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

59

Fund Statistics
Total Net Assets	$8,512,445	Advisory Fees Paid by the Fund	$55,725
Number of Portfolio Holdings	3	Portfolio Turnover Rate	29%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Cash & Equivalents
Corporate
Government
0.0%
10.0%
20.0%
30.0%
40.0%
50.0%
60.0%
70.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	91.60
Vanguard Long-Term Bond Index Fund, Admiral Class	5.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	3.30

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SIBPX

60

SARATOGA MUNICIPAL BOND FUND
Annual Shareholder Report	8/31/2025	SMBAX	Class A

This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class A	$229	2.30%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its allocation to the Intermediate-Term Municipal debt sector. This overweight benefited performance, as the Intermediate-Term Municipal debt sector outperformed the broad municipal bond market.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Tax-Exempt Bond fund helped performance, as it generally outperformed its active counterparts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class A (with load)	-6.29%	-1.88%	-1.02%
Saratoga Municipal Bond Fund, Class A	-0.58%	-0.71%	-0.44%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

61

Fund Statistics
Total Net Assets	$266,550	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	1	Portfolio Turnover Rate	4%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Municipal
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	100

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SMBAX

62

Saratoga MUNICIPAL BOND Fund
Annual Shareholder Report	8/31/2025	SMBCX	Class C

This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class C	$288	2.90%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its allocation to the Intermediate-Term Municipal debt sector. This overweight benefited performance, as the Intermediate-Term Municipal debt sector outperformed the broad municipal bond market.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Tax-Exempt Bond fund helped performance, as it generally outperformed its active counterparts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class C (with load)	-2.23%	-1.24%	-0.67%
Saratoga Municipal Bond Fund, Class C	-1.23%	-1.24%	-0.67%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

63

Fund Statistics
Total Net Assets	$266,550	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	1	Portfolio Turnover Rate	4%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Municipal
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	100

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SMBCX

64

Saratoga MUNICIPAL BOND Fund
Annual Shareholder Report	8/31/2025	SMBPX	Class I

This annual shareholder report contains important information about the Saratoga Municipal Bond Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Municipal Bond Fund, Class I	$190	1.90%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance was largely driven by its allocation to the Intermediate-Term Municipal debt sector. This overweight benefited performance, as the Intermediate-Term Municipal debt sector outperformed the broad municipal bond market.

From a security-selection standpoint, the Fund’s use of the Vanguard Intermediate-Term Tax-Exempt Bond fund helped performance, as it generally outperformed its active counterparts.

How did the Fund perform over the past 10 years?

The chart below represents the historical performance of a hypothetical $10,000 investment over the past 10 years in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Saratoga Municipal Bond Fund, Class I	-0.22%	-0.34%	-0.10%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

65

Fund Statistics
Total Net Assets	$266,550	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	1	Portfolio Turnover Rate	4%

What did the Fund invest in (as a % of the Fund’s net assets)?

Debt Type Exposure
Municipal
0.0%
20.0%
40.0%
60.0%
80.0%
100.0%
120.0%
Percent Weight

Top Holdings (%)
Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	100

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SMBPX

66

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2025	SGAXX	Class A

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class A	$184	1.82%

Fund Statistics
Total Net Assets	$4,768,750	Advisory Fees Paid by the Fund	$22,729
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SGAXX

67

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2025	SZCXX	Class C

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class C	$252	2.49%

Fund Statistics
Total Net Assets	$4,768,750	Advisory Fees Paid by the Fund	$22,729
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SZCXX

68

Saratoga US GOVERNMENT MONEY MARKET Fund
Annual Shareholder Report	8/31/2025	SGMXX	Class I

This annual shareholder report contains important information about the Saratoga US Government Money Market Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga US Government Money Market Fund, Class I	$140	1.38%

Fund Statistics
Total Net Assets	$4,768,750	Advisory Fees Paid by the Fund	$22,729
Number of Portfolio Holdings	4	Portfolio Turnover Rate	NA

What did the Fund invest in (as a % of the Fund’s net assets)?

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SGMXX

69

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SABAX	Class A

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class A	$131	1.24%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash. However, an underweight to equities versus the benchmark was the largest drag on the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class A (with load)	4.94%	7.93%	6.44%
Saratoga Aggressive Balanced Allocation Fund, Class A	11.35%	9.21%	7.26%
Morningstar Mod. Aggressive Target Risk Index	12.46%	9.17%	7.94%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

70

Fund Statistics
Total Net Assets	$1,645,946	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	14	Portfolio Turnover Rate	3%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 5.70%
Alternative Funds 8.80%
Fixed Income Funds 11.20%
Equity Funds 74.30%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.40
Saratoga Large Cap Value Fund, Class I	16.50
Saratoga Mid Capitalization Fund, Class I	10.90
Vanguard Intermediate-Term Bond Index Fund Admiral Class	10.00
Eaton Vance Global Macro Absolute Return Fund, Class I	8.80
Saratoga Small Capitalization Fund, Class I	8.40
Vanguard Total International Stock Index Fund, Admiral Class	6.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.70
Saratoga Technology & Comm Fund, Class I	3.90
Vanguard Financials Index Fund, Admiral Class	3.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SABAX

71

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SABCX	Class C

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class C	$210	1.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash. However, an underweight to equities versus the benchmark was the largest drag on the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class C (with load)	9.60%	8.31%	6.57%
Saratoga Aggressive Balanced Allocation Fund, Class C	10.60%	8.31%	6.57%
Morningstar Mod. Aggressive Target Risk Index	12.46%	9.17%	7.94%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

72

Fund Statistics
Total Net Assets	$1,645,946	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	14	Portfolio Turnover Rate	3%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 5.70%
Alternative Funds 8.80%
Fixed Income Funds 11.20%
Equity Funds 74.30%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.40
Saratoga Large Cap Value Fund, Class I	16.50
Saratoga Mid Capitalization Fund, Class I	10.90
Vanguard Intermediate-Term Bond Index Fund Admiral Class	10.00
Eaton Vance Global Macro Absolute Return Fund, Class I	8.80
Saratoga Small Capitalization Fund, Class I	8.40
Vanguard Total International Stock Index Fund, Admiral Class	6.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.70
Saratoga Technology & Comm Fund, Class I	3.90
Vanguard Financials Index Fund, Admiral Class	3.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SABCX

73

Saratoga Aggressive Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SABIX	Class I

This annual shareholder report contains important information about the Saratoga Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Aggressive Balanced Allocation Fund, Class I	$105	0.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash. However, an underweight to equities versus the benchmark was the largest drag on the Fund’s relative performance.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Aggressive Balanced Allocation Fund, Class I	11.62%	9.37%	7.43%
Morningstar Mod. Aggressive Target Risk Index	12.46%	9.17%	7.94%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

74

Fund Statistics
Total Net Assets	$1,645,946	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	14	Portfolio Turnover Rate	3%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 5.70%
Alternative Funds 8.80%
Fixed Income Funds 11.20%
Equity Funds 74.30%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	19.40
Saratoga Large Cap Value Fund, Class I	16.50
Saratoga Mid Capitalization Fund, Class I	10.90
Vanguard Intermediate-Term Bond Index Fund Admiral Class	10.00
Eaton Vance Global Macro Absolute Return Fund, Class I	8.80
Saratoga Small Capitalization Fund, Class I	8.40
Vanguard Total International Stock Index Fund, Admiral Class	6.70
Dreyfus Inst Prefer Govt Money Mkt Inst Class	5.70
Saratoga Technology & Comm Fund, Class I	3.90
Vanguard Financials Index Fund, Admiral Class	3.60

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SABIX

75

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SCAAX	Class A

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class A	$130	1.24%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class A (with load)	3.05%	4.89%	4.56%
Saratoga Conservative Balanced Allocation Fund, Class A	9.37%	6.13%	5.37%
Morningstar Mod. Conservative Target Risk Index	8.04%	4.54%	5.14%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

76

Fund Statistics
Total Net Assets	$3,304,343	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	13%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.30%
Alternative Funds
7.20%
Equity Funds
41.20%
Fixed Income
Funds
43.30%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	39.00
Saratoga Large Cap Growth Fund, Class I	16.20
Saratoga Large Cap Value Fund, Class I	13.20
Saratoga Mid Capitalization Fund, Class I	8.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.30
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Vanguard Long-Term Bond Index Fund, Admiral Class	4.30
Saratoga Small Capitalization Fund, Class I	1.90
Vanguard Total International Stock Index Fund, Admiral Class	1.10

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SCAAX

77

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SUMCX	Class C

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class C	$208	1.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class C (with load)	7.58%	5.33%	4.75%
Saratoga Conservative Balanced Allocation Fund, Class C	8.58%	5.33%	4.75%
Morningstar Mod. Conservative Target Risk Index	8.04%	4.54%	5.14%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

78

Fund Statistics
Total Net Assets	$3,304,343	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	13%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.30%
Alternative Funds
7.20%
Equity Funds
41.20%
Fixed Income
Funds
43.30%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	39.00
Saratoga Large Cap Growth Fund, Class I	16.20
Saratoga Large Cap Value Fund, Class I	13.20
Saratoga Mid Capitalization Fund, Class I	8.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.30
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Vanguard Long-Term Bond Index Fund, Admiral Class	4.30
Saratoga Small Capitalization Fund, Class I	1.90
Vanguard Total International Stock Index Fund, Admiral Class	1.10

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SUMCX

79

Saratoga CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	LUNAX	Class I

This annual shareholder report contains important information about the Saratoga Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Conservative Balanced Allocation Fund, Class I	$104	0.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Conservative Balanced Allocation Fund, Class I	9.71%	6.40%	5.61%
Morningstar Mod. Conservative Target Risk Index	8.04%	4.54%	5.14%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

80

Fund Statistics
Total Net Assets	$3,304,343	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	13%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 8.30%
Alternative Funds 7.20%
Equity Funds 41.20%
Fixed Income Funds 43.30%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	39.00
Saratoga Large Cap Growth Fund, Class I	16.20
Saratoga Large Cap Value Fund, Class I	13.20
Saratoga Mid Capitalization Fund, Class I	8.80
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.30
Eaton Vance Global Macro Absolute Return Fund, Class I	7.20
Vanguard Long-Term Bond Index Fund, Admiral Class	4.30
Saratoga Small Capitalization Fund, Class I	1.90
Vanguard Total International Stock Index Fund, Admiral Class	1.10

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-LUNAX

81

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SMPAX	Class A

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class A	$131	1.24%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class A (with load)	4.67%	6.82%	6.09%
Saratoga Moderate Balanced Allocation Fund, Class A	11.04%	8.10%	6.91%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

82

Fund Statistics
Total Net Assets	$2,489,813	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	6%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
7.20%
Alternative Funds
7.00%
Fixed Income
Funds
23.80%
Equity Funds
62.00%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.40
Saratoga Large Cap Growth Fund, Class I	19.80
Saratoga Large Cap Value Fund, Class I	17.10
Saratoga Mid Capitalization Fund, Class I	11.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	3.90
Vanguard Total International Stock Index Fund, Admiral Class	2.60
Saratoga Technology & Comm Fund, Class I	2.40
Vanguard Long-Term Bond Index Fund, Admiral Class	2.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SMPAX

83

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SBMCX	Class C

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class C	$209	1.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class C (with load)	9.21%	7.29%	6.26%
Saratoga Moderate Balanced Allocation Fund, Class C	10.21%	7.29%	6.26%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

84

Fund Statistics
Total Net Assets	$2,489,813	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	6%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
7.20%
Alternative Funds
7.00%
Fixed Income
Funds
23.80%
Equity Funds
62.00%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.40
Saratoga Large Cap Growth Fund, Class I	19.80
Saratoga Large Cap Value Fund, Class I	17.10
Saratoga Mid Capitalization Fund, Class I	11.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	3.90
Vanguard Total International Stock Index Fund, Admiral Class	2.60
Saratoga Technology & Comm Fund, Class I	2.40
Vanguard Long-Term Bond Index Fund, Admiral Class	2.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SBMCX

85

Saratoga MODERATE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SBMIX	Class I

This annual shareholder report contains important information about the Saratoga Moderate Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderate Balanced Allocation Fund, Class I	$105	0.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderate Balanced Allocation Fund, Class I	11.33%	8.36%	7.12%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

86

Fund Statistics
Total Net Assets	$2,489,813	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	6%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
7.20%
Alternative Funds
7.00%
Fixed Income
Funds
23.80%
Equity Funds
62.00%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	21.40
Saratoga Large Cap Growth Fund, Class I	19.80
Saratoga Large Cap Value Fund, Class I	17.10
Saratoga Mid Capitalization Fund, Class I	11.60
Dreyfus Inst Prefer Govt Money Mkt Inst Class	7.20
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	3.90
Vanguard Total International Stock Index Fund, Admiral Class	2.60
Saratoga Technology & Comm Fund, Class I	2.40
Vanguard Long-Term Bond Index Fund, Admiral Class	2.40

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SBMIX

87

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2025	SAMAX	Class A

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	$131	1.24%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A (with load)	4.68%	7.18%	5.96%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class A	11.03%	8.46%	6.78%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

88

Fund Statistics
Total Net Assets	$1,268,553	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	5%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
6.80%
Alternative Funds
8.00%
Fixed Income
Funds
19.50%
Equity Funds
65.70%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	18.50
Vanguard Intermediate-Term Bond Index Fund Admiral Class	17.60
Saratoga Large Cap Value Fund, Class I	16.20
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.80
Saratoga Small Capitalization Fund, Class I	6.10
Vanguard Total International Stock Index Fund, Admiral Class	4.30
Saratoga Technology & Comm Fund, Class I	2.80
Vanguard Financials Index Fund, Admiral Class	2.30

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SAMAX

89

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2025	SAMCX	Class C

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	$209	1.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C (with load)	9.26%	7.66%	6.13%
Saratoga Moderately Aggressive Balanced Allocation Fund, Class C	10.26%	7.66%	6.13%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

90

Fund Statistics
Total Net Assets	$1,268,553	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	5%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 6.80%
Alternative Funds 8.00%
Fixed Income Funds 19.50%
Equity Funds 65.70%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	18.50
Vanguard Intermediate-Term Bond Index Fund Admiral Class	17.60
Saratoga Large Cap Value Fund, Class I	16.20
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.80
Saratoga Small Capitalization Fund, Class I	6.10
Vanguard Total International Stock Index Fund, Admiral Class	4.30
Saratoga Technology & Comm Fund, Class I	2.80
Vanguard Financials Index Fund, Admiral Class	2.30

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SAMCX

91

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION FUND
Annual Shareholder Report	8/31/2025	SAMIX	Class I

This annual shareholder report contains important information about the Saratoga Moderately Aggressive Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	$105	0.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Aggressive Balanced Allocation Fund, Class I	11.29%	8.74%	6.98%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.53%

[1]	From January 4, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

92

Fund Statistics
Total Net Assets	$1,268,553	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	13	Portfolio Turnover Rate	5%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
6.80%
Alternative Funds
8.00%
Fixed Income
Funds
19.50%
Equity Funds
65.70%

Top Holdings (%)
Saratoga Large Cap Growth Fund, Class I	18.50
Vanguard Intermediate-Term Bond Index Fund Admiral Class	17.60
Saratoga Large Cap Value Fund, Class I	16.20
Saratoga Mid Capitalization Fund, Class I	11.70
Eaton Vance Global Macro Absolute Return Fund, Class I	8.00
Dreyfus Inst Prefer Govt Money Mkt Inst Class	6.80
Saratoga Small Capitalization Fund, Class I	6.10
Vanguard Total International Stock Index Fund, Admiral Class	4.30
Saratoga Technology & Comm Fund, Class I	2.80
Vanguard Financials Index Fund, Admiral Class	2.30

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SAMIX

93

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SMACX	Class A

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	$131	1.24%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class A (with load)	4.87%	6.69%	5.71%
Saratoga Moderately Conservative Balanced Allocation Fund, Class A	11.30%	7.96%	6.53%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.50%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

94

Fund Statistics
Total Net Assets	$901,361	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	14%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market Funds & Other 8.50%
Alternative Funds 7.00%
Fixed Income Funds 27.40%
Equity Funds 57.10%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	24.70
Saratoga Large Cap Growth Fund, Class I	19.50
Saratoga Large Cap Value Fund, Class I	16.40
Saratoga Mid Capitalization Fund, Class I	12.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.50
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	5.40
Vanguard Total International Stock Index Fund, Admiral Class	3.70
Vanguard Long-Term Bond Index Fund, Admiral Class	2.70

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SMACX

95

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SBCCX	Class C

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	$209	1.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class C (with load)	9.15%	6.86%	5.66%
Saratoga Moderately Conservative Balanced Allocation Fund, Class C	10.15%	6.86%	5.66%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.50%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

96

Fund Statistics
Total Net Assets	$901,361	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	14%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.50%
Alternative Funds
7.00%
Fixed Income
Funds
27.40%
Equity Funds
57.10%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	24.70
Saratoga Large Cap Growth Fund, Class I	19.50
Saratoga Large Cap Value Fund, Class I	16.40
Saratoga Mid Capitalization Fund, Class I	12.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.50
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	5.40
Vanguard Total International Stock Index Fund, Admiral Class	3.70
Vanguard Long-Term Bond Index Fund, Admiral Class	2.70

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SBCCX

97

Saratoga MODERATELY CONSERVATIVE Balanced Allocation Fund
Annual Shareholder Report	8/31/2025	SMICX	Class I

This annual shareholder report contains important information about the Saratoga Moderately Conservative Balanced Allocation Fund for the period 9/1/2024 through 8/31/2025, as well as certain changes to the Fund, if applicable. You can find additional information about the Fund at www.saratogacap.com/fund-reports or by contacting us at 1-888-672-4839.

What were the Fund’s costs for the last year (based on a hypothetical $10,000 investment)?
Fund	Costs of a $10,000 Investment	Costs paid as a % of a $10,000 Investment
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	$105	0.99%

What affected the Fund’s performance during this period?

During the period, the Fund’s relative performance benefited from its broad allocation positioning, where it was overweight equities versus bonds, alternatives, and cash.

Within the Fund’s equity allocation, an overweight to the Large Cap Growth sector versus the Large Cap Value sector drove positive relative performance. Likewise, the Fund’s allocation prioritized the Large Cap sector over the Mid Cap sector, and the Mid Cap sector over the Small Cap sector, which helped performance. Within the Fund’s bond allocation, an overweight to the Intermediate-Term debt sector benefited performance, as it outperformed the Ultra-Short-, Short-, and Long-Term debt sectors. A smaller allocation to the Long-term debt sector was a drag on relative performance.

From a security-selection standpoint, the Fund’s use of the Saratoga Large Cap Growth, Saratoga Large Cap Value, and Saratoga Mid Cap funds helped performance, as the three funds outperformed their passive counterparts. The Fund’s use of the Vanguard Intermediate-Term Bond fund also helped performance, as it generally outperformed its active counterparts, however the opposite was true of the Vanguard Long-Term Bond fund, as it underperformed its active peergroup.

How has the Fund performed since its inception?

The chart below represents the historical performance of a hypothetical $10,000 investment since inception in the class of shares noted and assumes the reinvestment of dividends and capital gains and the maximum sales charge, if any. Fund expenses, including management fees, 12b-1 fees, if any, and other expenses were deducted.

Average Annual Total Returns
	1 Year	5 Years	Since Inception[1]
Saratoga Moderately Conservative Balanced Allocation Fund, Class I	11.30%	7.96%	6.53%
Morningstar Moderate Target Risk Index	10.39%	6.79%	6.50%

[1]	From January 10, 2018. Performance data quoted represents past performance, which is not a good predictor of the Fund’s future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. The average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains. Call 1-888-672-4839 for current performance information or questions.

THE SARATOGA ADVANTAGE TRUST

98

Fund Statistics
Total Net Assets	$901,361	Advisory Fees Paid by the Fund	$0
Number of Portfolio Holdings	9	Portfolio Turnover Rate	14%

What did the Fund invest in (as a % of the Fund’s net assets)?

Money Market
Funds & Other
8.50%
Alternative Funds
7.00%
Fixed Income
Funds
27.40%
Equity Funds
57.10%

Top Holdings (%)
Vanguard Intermediate-Term Bond Index Fund Admiral Class	24.70
Saratoga Large Cap Growth Fund, Class I	19.50
Saratoga Large Cap Value Fund, Class I	16.40
Saratoga Mid Capitalization Fund, Class I	12.10
Dreyfus Inst Prefer Govt Money Mkt Inst Class	8.50
Eaton Vance Global Macro Absolute Return Fund, Class I	7.00
Saratoga Small Capitalization Fund, Class I	5.40
Vanguard Total International Stock Index Fund, Admiral Class	3.70
Vanguard Long-Term Bond Index Fund, Admiral Class	2.70

Material Fund changes during the period.
Below is a summary of certain changes, and planned changes, to the Fund during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at www.saratogacap.com/fund-reports or upon request at 1-888-672-4839.
During the period there were no material changes to the Fund.

Changes in, or disagreements with, Fund accountants.
During the period there were not changes in, or disagreements with, Fund accountants.

Householding for the Fund.
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (often referred to as “householding”). If you would prefer that your Fund documents not be householded, please contact the Saratoga Advantage Trust at 1-888-672-4839 or contact your financial intermediary.

Electronic access to this report, or additional information.
For additional information about this Fund, including its prospectus, financial information, and holdings, please visit www.saratogacap.com/fund-reports.

THE SARATOGA ADVANTAGE TRUST

TSR-SAR 083125-SMICX

99

(b)	Not Applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Floyd E. Seal and Udo W. Koopmann are audit committee financial experts, as defined in Item 3 of Form N-CSR. Mr. Seal and Mr. Koopmann are independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

FYE 08/31/24	$119,000
FYE 08/31/25	$116,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

FYE 08/31/24	$34,000
FYE 08/31/25	$34,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended August 31, 2024 and 2025, respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended August 31, 2024 and 2025, respectively are disclosed in (b)-(d) above. There were non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedules of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class A, C, and I Shares

ANNUAL FINANCIAL STATEMENTS

As Of August 31, 2025

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS

AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.

TABLE OF CONTENTS

Schedules of Investments	Page 1
Statements of Assets and Liabilities	Page 39
Statements of Operations	Page 43
Statements of Changes in Net Assets	Page 47
Notes to Financials	Page 53
Financial Highlights	Page 75
Report of Independent Registered Public Accounting Firm	Page 102
Additional Information	Page 104

TRUSTEES AND OFFICERS

Bruce E. Ventimiglia	Trustee, Chairman & CEO
Patrick H. McCollough	Trustee
Udo W. Koopmann	Trustee
Floyd E. Seal	Trustee
Stephen H. Hamrick	Trustee
Jonathan W. Ventimiglia	President & COO, Treasurer & CFO, Assistant Secretary
Stephen Ventimiglia	Vice President & Secretary
Frederick C. Teufel, Jr	Chief Compliance Officer
Timothy J. Burdick	Assistant Secretary
Richard S. Gleason	Assistant Treasurer

Investment Manager	Distributor
Saratoga Capital Management, LLC 12725 W. Indian School Road, Suite E-101 Avondale, Arizona 85392	Northern Lights Distributors, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

Transfer & Shareholder Servicing Agent	Custodian
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	BNY Mellon Corp. 225 Liberty Street New York, New York 10286

Administrator & Fund Accounting Agent	Custody Administrator
Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022	Ultimus Fund Solutions, LLC 4221 N 203rd Street, Suite 100 Elkhorn, Nebraska 68022

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	BEVERAGES - 4.7%
35,266	Primo Brands Corporation	$885,529

	COMMERCIAL SUPPORT SERVICES - 5.0%
3,826	Clean Harbors, Inc.(a)	926,695

	CONSTRUCTION MATERIALS - 5.0%
1,499	Martin Marietta Materials, Inc.	923,984

	CONTAINERS & PACKAGING - 2.2%
4,134	Crown Holdings, Inc.	410,837

	ELECTRICAL EQUIPMENT - 15.0%
6,511	AMETEK, Inc.	1,203,233
5,082	Amphenol Corporation, Class A	553,227
28,973	API Group Corporation(a)	1,033,757
		2,790,217
	ENGINEERING & CONSTRUCTION - 4.9%
2,418	Quanta Services, Inc.	913,907

	HEALTH CARE FACILITIES & SERVICES - 7.2%
19,432	Henry Schein, Inc.(a)(c)	1,352,079

	HEALTH CARE REIT - 5.5%
6,096	Welltower, Inc.	1,025,835

	HOME & OFFICE PRODUCTS - 4.4%
9,717	Somnigroup International, Inc.	815,742

	INSTITUTIONAL FINANCIAL SERVICES - 4.5%
4,778	Intercontinental Exchange, Inc.	843,795

	INSURANCE - 3.1%
1,595	Aon PLC, Class A	585,365

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 8.1%
7,285	Alcon, Inc.	$581,416
4,560	Danaher Corporation	938,539
		1,519,955
	OIL & GAS PRODUCERS - 5.0%
16,160	Williams Companies, Inc. (The)	935,341

	PUBLISHING & BROADCASTING - 4.5%
8,342	Liberty Media Corp-Liberty Formula One(a)	833,366

	REAL ESTATE SERVICES - 4.1%
4,729	CBRE Group, Inc., Class A(a)	766,665

	SPECIALTY FINANCE - 9.2%
4,156	Capital One Financial Corporation	944,326
24,854	SLM Corporation	777,433
		1,721,759
	TRANSPORTATION & LOGISTICS - 5.6%
13,764	Canadian Pacific Kansas City Ltd.	1,048,679

	TOTAL COMMON STOCKS (Cost $15,492,513)	18,299,750

	SHORT-TERM INVESTMENTS — 2.4%
	MONEY MARKET FUNDS - 2.4%
453,892	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $453,892)(b)	453,892

	TOTAL INVESTMENTS - 100.4% (Cost $15,946,405)	$18,753,642
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(85,495)
	NET ASSETS - 100.0%	$18,668,147

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2025 was $1,327,239. Collateral received from the borrower not disclosed in the Schedule of Investments had a value of $1,344,176 on August 31, 2025.

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7%
	ASSET MANAGEMENT - 2.1%
8,630	Charles Schwab Corporation (The)	$827,099

	AUTOMOTIVE - 1.2%
1,380	Tesla, Inc.(a)	460,741

	BIOTECH & PHARMA - 2.3%
785	Eli Lilly & Company	575,076
8,806	Exelixis, Inc.(a)	329,521
		904,597
	DIVERSIFIED INDUSTRIALS - 0.6%
790	General Electric Company	217,408

	E-COMMERCE DISCRETIONARY - 3.7%
6,445	Amazon.com, Inc.(a)	1,475,905

	ELECTRICAL EQUIPMENT - 3.3%
1,650	Rockwell Automation, Inc.	566,660
1,770	Trane Technologies PLC	735,612
		1,302,272
	ENGINEERING & CONSTRUCTION - 1.4%
920	EMCOR Group, Inc.	570,400

	ENTERTAINMENT CONTENT - 3.9%
1,797	AppLovin Corporation, Class A(a)	860,026
5,420	ROBLOX Corporation, Class A(a)	675,278
		1,535,304
	FOOD - 1.4%
12,830	Pilgrim’s Pride Corporation	570,294

	HEALTH CARE FACILITIES & SERVICES - 2.1%
1,380	Cencora, Inc.	402,422
590	McKesson Corporation	405,117
		807,539

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
3,100	Houlihan Lokey, Inc.	$617,675

	INSURANCE - 2.8%
1,620	Allstate Corporation (The)	329,589
3,120	Progressive Corporation (The)	770,827
		1,100,416
	INTERNET MEDIA & SERVICES - 14.2%
3,460	Alphabet, Inc., Class A	736,669
3,440	Alphabet, Inc., Class C	734,543
185	Booking Holdings, Inc.	1,035,823
2,275	Meta Platforms, Inc., Class A	1,680,542
460	Netflix, Inc.(a)	555,795
2,610	Roku, Inc.(a)	252,022
6,650	Uber Technologies, Inc.(a)	623,438
		5,618,832
	LEISURE FACILITIES & SERVICES - 2.7%
9,610	Carnival Corporation(a)	306,463
2,080	Royal Caribbean Cruises Ltd.	755,498
		1,061,961
	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,785	ResMed, Inc.	764,510

	RETAIL - CONSUMER STAPLES - 1.7%
700	Costco Wholesale Corporation	660,324

	RETAIL - DISCRETIONARY - 1.8%
1,895	Carvana Company(a)	704,788

	SEMICONDUCTORS - 15.5%
1,495	Advanced Micro Devices, Inc.(a)	243,132
1,320	Applied Materials, Inc.	212,203
5,675	Broadcom, Inc.	1,687,688
20,755	NVIDIA Corporation	3,615,106

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	SEMICONDUCTORS - 15.5% (Continued)
2,350	QUALCOMM, Inc.	$377,716
		6,135,845
	SOFTWARE - 21.6%
15,760	Dropbox, Inc., Class A(a)	457,986
4,200	Elastic N.V.(a)	357,252
2,180	Guidewire Software, Inc.(a)	473,104
5,336	Microsoft Corporation	2,703,697
8,990	Nutanix, Inc., Class A(a)	604,218
5,800	Okta, Inc.(a)	538,066
1,770	Oracle Corporation	400,250
1,030	Palantir Technologies, Inc., Class A(a)	161,411
6,600	Pegasystems, Inc.	357,786
1,090	Salesforce, Inc.	279,313
2,850	Snowflake, Inc., Class A(a)	680,181
6,190	Twilio, Inc., Class A(a)	653,726
61,620	UiPath, Inc., Class A(a)	685,213
690	Veeva Systems, Inc., Class A(a)	185,748
		8,537,951
	TECHNOLOGY HARDWARE - 11.1%
9,497	Apple, Inc.	2,204,633
8,385	Arista Networks, Inc.(a)	1,144,972
3,470	Jabil, Inc.	710,760
2,560	Lumentum Holdings, Inc.(a),(c)	339,994
		4,400,359
	TECHNOLOGY SERVICES - 0.8%
600	Morningstar, Inc.	157,452
480	Visa, Inc., Class A	168,854
		326,306

	TOTAL COMMON STOCKS (Cost $28,338,325)	38,600,526

See accompanying notes to financial statements.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
1,012,317	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $1,012,317)(b)	$1,012,317

	TOTAL INVESTMENTS - 100.3% (Cost $29,350,642)	$39,612,843
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(115,093)
	NET ASSETS - 100.0%	$39,497,750

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2025 was $336,541. Collateral received from the borrower not disclosed in the schedule of investments had a value of $350,797 on August 31, 2025.

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 1.0%
1,685	Hexcel Corporation	$106,408

	ASSET MANAGEMENT - 4.4%
580	Ares Management Corporation, Class A	103,936
12,825	Blue Owl Capital, Inc.	237,519
1,200	Robinhood Markets, Inc., Class A(a)	124,836
		466,291
	BANKING - 8.0%
2,445	Comerica, Inc.	172,568
3,830	Western Alliance Bancorp	342,976
5,630	Zions Bancorp NA	326,596
		842,140
	COMMERCIAL SUPPORT SERVICES - 3.0%
1,370	Republic Services, Inc.	320,539

	CONSTRUCTION MATERIALS - 2.0%
735	Vulcan Materials Company	214,003

	ELECTRIC UTILITIES - 10.1%
3,675	Alliant Energy Corporation	239,132
3,280	CMS Energy Corporation	234,750
3,400	Evergy, Inc.	242,284
210	Talen Energy Corporation(a)	79,573
265	Vistra Corporation	50,114
2,180	WEC Energy Group, Inc.	232,192
		1,078,045
	ELECTRICAL EQUIPMENT - 9.4%
640	Allegion plc	108,672
700	AMETEK, Inc.	129,360
170	GE Vernova, LLC	104,205
925	Hubbell, Inc.	398,665
445	Rockwell Automation, Inc.	152,826
740	Vertiv Holdings Company	94,387
		988,115

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	ENGINEERING & CONSTRUCTION - 1.5%
1,655	Arcosa, Inc.	$163,762

	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
3,175	Trex Company, Inc.(a)	195,675

	HOME & OFFICE PRODUCTS - 1.0%
885	SharkNinja, Inc.(a)	103,510

	HOME CONSTRUCTION - 4.8%
1,180	DR Horton, Inc.	199,986
1,310	Masco Corporation	96,141
1,555	Toll Brothers, Inc.	216,145
		512,272
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.7%
215	Valmont Industries, Inc.	78,931

	INDUSTRIAL SUPPORT SERVICES - 3.5%
2,435	Herc Holdings, Inc.	318,474
255	WESCO International, Inc.	56,059
		374,533
	INSTITUTIONAL FINANCIAL SERVICES - 4.3%
1,905	Nasdaq, Inc.	180,480
2,255	Tradeweb Markets, Inc., Class A	278,177
		458,657
	LEISURE FACILITIES & SERVICES - 1.2%
2,035	Carnival Corporation(a)	64,896
175	Royal Caribbean Cruises Ltd.	63,564
		128,460
	LEISURE PRODUCTS - 1.7%
245	Axon Enterprise, Inc.(a)	183,086

	MACHINERY - 8.1%
540	Crane Company	100,062
2,770	Flowserve Corporation	148,638

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	MACHINERY - 8.1% (Continued)
3,920	Helios Technologies, Inc.	$212,621
965	Lincoln Electric Holdings, Inc.	234,137
215	Parker-Hannifin Corporation	163,260
		858,718
	MEDICAL EQUIPMENT & DEVICES - 1.1%
925	Agilent Technologies, Inc.	116,236

	OIL & GAS SERVICES & EQUIPMENT - 0.8%
2,380	TechnipFMC plc	87,489

	REAL ESTATE SERVICES - 2.0%
13,750	Cushman & Wakefield PLC(a)	216,838

	RETAIL - CONSUMER STAPLES - 2.7%
2,950	BJ’s Wholesale Club Holdings, Inc.(a)	288,156

	RETAIL - DISCRETIONARY - 7.9%
11,320	American Eagle Outfitters, Inc.	146,481
28	AutoZone, Inc.(a)	117,559
515	Builders FirstSource, Inc.(a)	71,420
960	Burlington Stores, Inc.(a)	279,053
2,820	Floor & Decor Holdings, Inc., Class A(a)	231,014
		845,527
	SEMICONDUCTORS - 7.0%
3,640	Coherent Corporation(a)	329,311
1,405	Marvell Technology, Inc.	88,325
395	Monolithic Power Systems, Inc.	330,126
		747,762
	SOFTWARE - 1.7%
2,040	SS&C Technologies Holdings, Inc.	180,866

	SPECIALTY FINANCE - 1.8%
2,580	Synchrony Financial	196,957

See accompanying notes to financial statements.

SARATOGA MID CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	STEEL - 1.8%
1,285	Nucor Corporation	$191,118

	TECHNOLOGY HARDWARE - 2.3%
1,230	Ciena Corporation(a)	115,583
380	Fabrinet(a)	125,890
		241,473
	TRANSPORTATION & LOGISTICS - 1.2%
1,005	XPO, Inc.(a)	130,349

	WHOLESALE - CONSUMER STAPLES - 1.5%
1,620	Performance Food Group Company(a)	164,268

	TOTAL COMMON STOCKS (Cost $8,488,206)	10,480,184

	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
206,023	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $206,023)(b)	206,023

	TOTAL INVESTMENTS - 100.2% (Cost $8,694,229)	$10,686,207
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(22,525)
	NET ASSETS - 100.0%	$10,663,682

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8%
	AEROSPACE & DEFENSE - 0.5%
864	Astronics Corporation(a)	$31,424

	ASSET MANAGEMENT - 2.1%
1,188	Acadian Asset Management, Inc.	60,552
1,494	Artisan Partners Asset Management, Inc., Class A	69,905
		130,457
	AUTOMOTIVE - 1.2%
630	Visteon Corporation	78,095

	BANKING - 12.6%
684	BancFirst Corporation	90,951
2,629	Cadence Bank	98,956
576	City Holding Company	74,004
612	Home Bancorp, Inc.	34,434
1,368	Independent Bank Corporation (MA)	97,826
1,494	Origin Bancorp, Inc.	58,102
414	Park National Corporation	71,113
648	ServisFirst Bancshares, Inc.	57,121
1,566	SmartFinancial, Inc.	57,707
1,224	Southern First Bancshares, Inc., 151938513(a)	55,202
1,170	Texas Capital Bancshares, Inc.(a)	101,287
		796,703
	BIOTECH & PHARMA - 2.7%
11,199	Allogene Therapeutics, Inc.(a),(b)	12,655
4,501	Arvinas, Inc.(a)	34,793
2,935	Rigel Pharmaceuticals, Inc.(a)	114,024
342	TG Therapeutics, Inc.(a),(b)	10,031
		171,503
	CHEMICALS - 1.7%
8,498	Mativ Holdings, Inc.	106,820

	COMMERCIAL SUPPORT SERVICES - 1.0%
5,041	Quad/Graphics, Inc.	33,573

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 1.0% (Continued)
378	TriNet Group, Inc.	$27,375
		60,948
	CONSUMER SERVICES - 2.2%
2,575	Coursera, Inc.(a)	29,613
684	Stride, Inc.(a)	111,621
		141,234
	ELECTRICAL EQUIPMENT - 6.9%
648	Alarm.com Holdings, Inc.(a)	37,992
2,160	Allient, Inc.	98,021
1,404	NEXTracker, Inc., Class A(a)	94,433
162	Powell Industries, Inc.	43,118
252	SPX Technologies, Inc.(a)	47,152
396	Watts Water Technologies, Inc., Class A	109,651
		430,367
	ENGINEERING & CONSTRUCTION - 5.9%
162	Comfort Systems USA, Inc.	113,948
180	EMCOR Group, Inc.	111,600
756	Primoris Services Corporation	89,624
216	Sterling Infrastructure, Inc.(a)	60,162
		375,334
	FOOD - 1.1%
1,944	Phibro Animal Health Corporation, Class A	72,064

	GAS & WATER UTILITIES - 1.5%
2,034	New Jersey Resources Corporation	96,188

	HEALTH CARE FACILITIES & SERVICES - 6.5%
504	Addus HomeCare Corporation(a)	58,046
1,944	Apollo Medical Holdings, Inc.(a)	62,130
432	GeneDx Holdings Corporation(a)	55,940
828	HealthEquity, Inc.(a)	73,965
162	Medpace Holdings, Inc.(a)	77,033
1,584	Option Care Health, Inc.(a)	45,429

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 6.5% (Continued)
2,359	Pediatrix Medical Group, Inc.(a)	$40,598
		413,141
	HOUSEHOLD PRODUCTS - 2.3%
3,241	Central Garden & Pet Company, Class A(a)	107,050
1,692	Quanex Building Products Corporation	35,989
		143,039
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
2,052	Insteel Industries, Inc.	78,756

	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
846	Moelis & Company, Class A	61,005
612	StoneX Group, Inc.(a)	62,528
		123,533
	INSURANCE - 1.9%
666	Jackson Financial, Inc., Class A	65,801
1,854	United Fire Group, Inc.	56,992
		122,793
	INTERNET MEDIA & SERVICES - 1.1%
936	Cargurus, Inc.(a)	32,386
1,476	EverQuote, Inc.(a)	34,317
		66,703
	LEISURE FACILITIES & SERVICES - 3.2%
2,413	Atlanta Braves Holdings, Inc., Series C(a)	108,538
360	Brinker International, Inc.(a)	56,153
1,170	Life Time Group Holdings, Inc.(a)	32,666
		197,357
	LEISURE PRODUCTS - 0.3%
2,124	Peloton Interactive, Inc., Class A(a)	16,142

	MACHINERY - 0.7%
846	Helios Technologies, Inc.	45,887

	MEDICAL EQUIPMENT & DEVICES - 1.4%
1,728	BioLife Solutions, Inc.(a)	43,287

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.4% (Continued)
1,422	Veracyte, Inc.(a)	$43,143
		86,430
	METALS & MINING - 3.1%
4,267	Coeur Mining, Inc.(a)	56,111
4,627	Hecla Mining Company	39,376
5,167	SSR Mining, Inc.(a)	99,774
		195,261
	MORTGAGE FINANCE - 2.0%
5,653	Invesco Mortgage Capital, Inc.(b)	44,206
6,229	Orchid Island Capital, Inc.	43,977
4,267	Two Harbors Investment Corporation	42,670
		130,853
	OFFICE REIT - 0.4%
1,980	Peakstone Realty Trust	25,186

	REAL ESTATE SERVICES - 1.3%
4,501	Newmark Group, Inc., Class A	81,963

	RENEWABLE ENERGY - 0.9%
3,637	Sunrun, Inc.(a)	58,083

	RETAIL - CONSUMER STAPLES - 1.3%
576	Sprouts Farmers Market, Inc.(a)	80,951

	RETAIL - DISCRETIONARY - 1.3%
1	Builders FirstSource, Inc.(a)	139
1,242	Urban Outfitters, Inc.(a)	83,313
		83,452
	SEMICONDUCTORS - 1.3%
558	Axcelis Technologies, Inc.(a)	44,663
468	Rambus, Inc.(a)	34,524
		79,187
	SOFTWARE - 10.7%
1,152	ACI Worldwide, Inc.(a)	56,851

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	SOFTWARE - 10.7% (Continued)
1,872	Alkami Technology, Inc.(a)	$47,923
468	Blackbaud, Inc.(a)	31,220
5,599	Bumble, Inc., Class A(a)	34,546
180	CommVault Systems, Inc.(a)	33,596
7,508	Health Catalyst, Inc.(a)	25,452
1,836	IonQ, Inc.(a),(b)	78,471
1,008	Omnicell, Inc.(a)	32,851
1,710	Phreesia, Inc.(a)	54,139
1,008	Q2 Holdings, Inc.(a)	79,360
342	Qualys, Inc.(a)	46,447
414	SPS Commerce, Inc.(a)	45,664
1,026	Upstart Holdings, Inc.(a),(b)	75,185
900	Waystar Holding Corporation(a)	34,092
		675,797
	SPECIALTY FINANCE - 0.9%
828	LendingTree, Inc.(a)	56,263

	SPECIALTY REIT - 1.2%
4,627	Postal Realty Trust, Inc., Class A	73,291

	STEEL - 1.8%
252	Carpenter Technology Corporation	60,702
972	Northwest Pipe Company(a)	51,477
		112,179
	TECHNOLOGY HARDWARE - 5.3%
1,026	Credo Technology Group Holding Ltd.(a)	126,254
324	Fabrinet(a)	107,338
234	InterDigital, Inc.	63,580
2,197	PagerDuty, Inc.(a)	36,778
		333,950
	TECHNOLOGY SERVICES - 2.9%
1,044	MAXIMUS, Inc.	91,789
3,259	Paysafe Ltd.(a),(b)	45,984

See accompanying notes to financial statements.

SARATOGA SMALL CAPITALIZATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	TECHNOLOGY SERVICES - 2.9% (Continued)
2,899	StoneCompany Ltd.(a)	$47,747
		185,520
	TRANSPORTATION & LOGISTICS - 1.6%
756	Golar LNG Ltd.	33,128
540	SkyWest, Inc.(a)	65,556
		98,684
	WHOLESALE - DISCRETIONARY - 0.8%
1,782	OPENLANE, Inc.(a)	51,535

	TOTAL COMMON STOCKS (Cost $5,184,054)	6,107,073

	SHORT-TERM INVESTMENTS — 3.2%
	MONEY MARKET FUNDS - 3.2%
145,058	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $145,058)(c)	145,058
58,627	Dreyfus Treasury Obligations Cash Management, 4.08% (Cost $58,627)(c),(d)	58,627

	TOTAL MONEY MARKET FUNDS (Cost $203,685)	203,685

	TOTAL SHORT-TERM INVESTMENTS (Cost $203,685)	203,685

	TOTAL INVESTMENTS - 100.0% (Cost $5,387,739)	$6,310,758
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	1,051
	NET ASSETS - 100.0%	$6,311,809

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2025 was $244,642. Collateral received from the borrower not disclosed in the Schedule of investments had a value of $194,769 on August 31, 2025.
(c)	Rate disclosed is the seven day effective yield as of August 31, 2025.
(d)	The Trust’s securities lending policies and procedures require that the borrower: (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. From time to time the collateral may not be 102% due to end of day market movement. The next business day additional collateral is obtained/received from the borrower to replenish/reestablish 102%.

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0%
	Canada - 6.1%
900	Canadian Imperial Bank of Commerce	$69,561
6,390	Kinross Gold Corporation	133,551
		203,112
	Cayman Islands - 5.0%
2,600	NetEase, Inc.(a)	71,294
13,600	Xiaomi Corp 144A(a),(b),(c)	92,819
		164,113
	China - 2.6%
6,000	BYD Company Ltd., H Shares(a)	84,647

	France - 8.7%
1,460	AXA S.A.(a)	67,993
2,070	Bureau Veritas S.A.(a)	62,436
810	Compagnie de Saint-Gobain(a)	87,434
520	Ipsen S.A.(a)	70,687
		288,550
	Germany - 5.8%
210	Allianz SE(a)	88,771
1,400	GEA Group AG(a)	101,887
		190,658
	India - 1.7%
3,990	Dr. Reddy’s Laboratories Ltd. - ADR	56,658

	Italy - 7.4%
1,980	Assicurazioni Generali SpA(a)	77,282
3,890	Eni SpA(a)	69,529
15,570	Intesa Sanpaolo SpA(a)	98,008
		244,819
	Japan - 21.4%
8,900	Dai-ichi Life Holdings, Inc.(a)	73,024
1,953	Hoshizaki Corporation(a)	75,081
1,700	Kao Corporation(a)	77,235
3,800	Mitsubishi Heavy Industries Ltd.(a)	95,874
2,300	Mizuho Financial Group, Inc.(a)	75,659

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	Japan - 21.4% (Continued)
4,300	Obayashi Corporation(a)	$69,745
3,100	Otsuka Corporation(a)	63,661
3,200	Sony Corporation(a)	87,453
3,200	Sumitomo Mitsui Financial Group, Inc.(a)	87,147
		704,879
	Korea (Republic Of) – 4.7%
1,070	Coway Company Ltd.	80,019
970	KB Financial Group, Inc.(a)	75,891
		155,910
	Luxembourg - 2.3%
7,500	Allegro.eu S.A. 144A(a),(b),(c)	75,365

	Malaysia - 1.9%
19,800	Tenaga Nasional BHD(a)	61,823

	Singapore - 2.9%
2,440	DBS Group Holdings Ltd.(a)	96,043

	Spain - 6.1%
10,300	Banco Santander S.A.(a)	98,351
10,450	CaixaBank S.A.(a)	104,328
		202,679
	Switzerland - 2.1%
560	Novartis AG(a)	70,879

	Taiwan Province of China – 4.9%
4,000	Realtek Semiconductor Corporation(a)	69,854
400	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	92,348
		162,202

See accompanying notes to financial statements.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	Thailand - 1.8%
43,000	CP All Plc.(a)	$58,694

	United Kingdom - 9.6%
1,750	BP plc - ADR	61,653
880	Coca-Cola European Partners plc	78,197
7,940	Rolls-Royce Holdings plc(a)	114,490
1,000	Unilever plc(a)	63,080
		317,420
	United States - 2.0%
350	Check Point Software Technologies Ltd.(b)	67,597

	TOTAL COMMON STOCKS (Cost $2,227,268)	3,206,048

	EXCHANGE-TRADED FUND — 1.5%
	India - 1.5%
980	iShares MSCI India ETF	50,940

	TOTAL EXCHANGE-TRADED FUND (Cost $55,658)	50,940

	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
51,832	Dreyfus Institutional Preferred Government Money, Institutional Class, 4.26% (Cost $51,832)(d)	51,832

	TOTAL INVESTMENTS - 100.1% (Cost $2,334,758)	$3,308,820
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(4,371)
	NET ASSETS - 100.0%	$3,304,449

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025 the total market value of 144A securities is 168,184 or 5.1% of net assets.
(d)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0%
	BIOTECH & PHARMA - 44.6%
1,992	Amgen, Inc.	$573,117
200	Eli Lilly & Company	146,516
12,368	Exelixis, Inc.(a)	462,811
3,068	Gilead Sciences, Inc.	346,592
3,132	Incyte Corporation(a)	264,999
3,241	Jazz Pharmaceuticals plc(a)	414,038
1,820	Johnson & Johnson	322,449
3,206	Merck & Company, Inc.	269,689
3,740	Novartis A.G. - ADR	473,297
670	Regeneron Pharmaceuticals, Inc.	389,069
1,400	United Therapeutics Corporation(a)	426,664
787	Vertex Pharmaceuticals, Inc.(a)	307,733
		4,396,974
	HEALTH CARE FACILITIES & SERVICES - 37.9%
3,429	Cardinal Health, Inc.	510,167
1,913	Cencora, Inc.	557,850
1,371	Cigna Group (The)	412,493
1,399	DaVita, Inc.(a)	192,726
433	Elevance Health, Inc.	137,975
1,499	Ensign Group, Inc. (The)	257,498
1,050	IQVIA Holdings, Inc.(a)	200,351
1,060	Labcorp Holdings, Inc.	294,669
806	McKesson Corporation	553,432
790	Medpace Holdings, Inc.(a)	375,653
2,112	National HealthCare Corporation	239,670
		3,732,484
	MEDICAL EQUIPMENT & DEVICES - 13.5%
775	Intuitive Surgical, Inc.(a)	366,804
3,126	Medtronic PLC	290,124
825	Stryker Corporation	322,913

See accompanying notes to financial statements.

SARATOGA HEALTH & BIOTECHNOLOGY FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 13.5% (Continued)
708	Thermo Fisher Scientific, Inc.	$348,845
		1,328,686

	TOTAL COMMON STOCKS (Cost $5,870,548)	9,458,144

	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
435,116	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $435,116)(b)	435,116

	TOTAL INVESTMENTS - 100.4% (Cost $6,305,664)	$9,893,260
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(41,184)
	NET ASSETS - 100.0%	$9,852,076

ADR	- American Depositary Receipt
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0%
	E-COMMERCE DISCRETIONARY - 10.3%
16,000	Amazon.com, Inc.(a)	$3,664,000
8,224	eBay, Inc.	745,177
		4,409,177
	INDUSTRIAL SUPPORT SERVICES - 1.9%
3,000	Applied Industrial Technologies, Inc.	790,740

	INTERNET MEDIA & SERVICES - 12.9%
15,420	Alphabet, Inc., Class C	3,292,632
2,998	Meta Platforms, Inc., Class A	2,214,623
		5,507,255
	SEMICONDUCTORS - 17.8%
6,500	Broadcom, Inc.	1,933,035
2,784	KLA Corporation	2,427,648
12,274	Kulicke & Soffa Industries, Inc.	460,275
15,910	NVIDIA Corporation	2,771,204
		7,592,162
	SOFTWARE - 31.7%
3,200	Adobe, Inc.(a)	1,141,440
7,000	Akamai Technologies, Inc.(a)	553,910
2,100	Crowdstrike Holdings, Inc., Class A(a)	889,770
7,242	Microsoft Corporation	3,669,448
12,814	Oracle Corporation	2,897,630
6,620	Salesforce, Inc.	1,696,375
3,200	Synopsys, Inc.(a)	1,931,264
2,925	Veeva Systems, Inc., Class A(a)	787,410
		13,567,247
	TECHNOLOGY HARDWARE - 8.9%
6,768	Apple, Inc.	1,571,124
32,000	Cisco Systems, Inc.	2,210,880
		3,782,004
	TECHNOLOGY SERVICES - 16.5%
17,805	Amdocs Ltd.	1,523,574
3,163	Cognizant Technology Solutions Corporation, Class A	228,527
4,795	Jack Henry & Associates, Inc.	782,832

See accompanying notes to financial statements.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	TECHNOLOGY SERVICES - 16.5% (Continued)
3,236	Mastercard, Inc., Class A	$1,926,358
7,350	Visa, Inc., Class A	2,585,583
		7,046,874

	TOTAL COMMON STOCKS (Cost $9,910,982)	42,695,459

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
54,451	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $54,451)(b)	54,451

	TOTAL INVESTMENTS - 100.1% (Cost $9,965,433)	$42,749,910
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(62,425)
	NET ASSETS - 100.0%	$42,687,485

LTD	- Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8%
	CHEMICALS - 17.1%
50	Air Products and Chemicals, Inc.	$14,706
1,238	BASF S.E. - ADR	16,453
121	Celanese Corporation	5,763
556	Dow, Inc.	13,694
242	Eastman Chemical Company	17,022
743	Huntsman Corporation	8,292
88	Linde PLC	42,090
255	LyondellBasell Industries N.V., Class A	14,369
716	Mosaic Company (The)	23,914
159	PPG Industries, Inc.	17,686
		173,989
	CONSTRUCTION MATERIALS - 1.4%
61	Eagle Materials, Inc.	14,085

	CONTAINERS & PACKAGING - 2.2%
440	International Paper Company	21,859

	ENGINEERING & CONSTRUCTION - 0.8%
172	Technip Energies N.V. - ADR	7,948

	METALS & MINING - 17.0%
456	Anglo American plc - ADR	7,000
6,243	B2Gold Corporation	25,784
430	BHP Group Ltd. - ADR	23,981
2,529	Glencore plc - ADR	19,878
1,660	Kinross Gold Corporation	34,694
605	Rio Tinto plc - ADR	37,945
2,177	Vale S.A. - ADR	22,380
		171,662
	OIL & GAS PRODUCERS - 55.4%
529	BP PLC - ADR	18,637
344	Canadian Natural Resources Ltd.	10,888
457	Chevron Corporation	73,394
340	Civitas Resources, Inc.	12,505

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	OIL & GAS PRODUCERS - 55.4% (Continued)
246	ConocoPhillips	$24,347
144	Diamondback Energy, Inc.	21,421
1,416	Ecopetrol S.A. - ADR	13,310
294	Enbridge, Inc.	14,212
850	Eni SpA - ADR	30,405
271	EOG Resources, Inc.	33,826
166	Expand Energy Corporation	16,065
676	Exxon Mobil Corporation	77,260
1,196	Kinder Morgan, Inc.	32,268
113	Marathon Petroleum Corporation	20,307
321	ONEOK, Inc.	24,518
518	Ovintiv, Inc.	21,818
497	PBF Energy, Inc., Class A	13,578
2,716	Petroleo Brasileiro S.A. - ADR	33,678
296	Shell PLC - ADR	21,868
693	Suncor Energy, Inc.	28,621
305	TotalEnergies S.E. - ADR	19,139
		562,065
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
650	Halliburton Company	14,775

	STEEL - 3.4%
132	Nucor Corporation	19,632
289	POSCO - ADR	14,910
		34,542

	TOTAL COMMON STOCKS (Cost $775,724)	1,000,925

See accompanying notes to financial statements.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
18,686	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $18,686)(a)	$18,686

	TOTAL INVESTMENTS - 100.6% (Cost $794,410)	$1,019,611
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(5,699)
	NET ASSETS - 100.0%	$1,013,912

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	ASSET MANAGEMENT - 11.1%
58	Ameriprise Financial, Inc.	$29,859
148	Apollo Global Management, Inc.	20,162
10	Blackrock, Inc.	11,271
47	Blackstone, Inc.	8,056
68	Charles Schwab Corporation (The)	6,517
413	Janus Henderson Group plc	18,304
203	Stifel Financial Corporation	23,404
		117,573
	BANKING - 24.8%
896	Bank of America Corporation	45,463
352	Bank OZK	18,469
294	Citigroup, Inc.	28,392
225	East West Bancorp, Inc.	23,657
158	JPMorgan Chase & Company	47,625
35	PNC Financial Services Group, Inc. (The)	7,260
385	Synovus Financial Corporation	19,870
503	US Bancorp	24,561
138	Webster Financial Corporation	8,586
468	Wells Fargo & Company	38,460
		262,343
	INSTITUTIONAL FINANCIAL SERVICES - 13.7%
101	Cboe Global Markets, Inc.	23,831
127	CME Group, Inc.	33,847
20	Goldman Sachs Group, Inc. (The)	14,905
459	Interactive Brokers Group, Inc., Class A	28,568
40	Intercontinental Exchange, Inc.	7,064
73	Morgan Stanley	10,985
226	State Street Corporation	25,983
		145,183
	INSURANCE - 25.1%
312	Aflac, Inc.	33,340
124	American Financial Group, Inc.	16,847
15	Aon PLC, Class A	5,505
90	Axis Capital Holdings LTD.	8,872

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INSURANCE - 25.1% (Continued)
199	Berkshire Hathaway, Inc., Class B(a)	$100,094
126	Chubb Ltd.	34,659
26	Everest Group Ltd.	8,889
77	Marsh & McLennan Companies, Inc.	15,847
48	Progressive Corporation (The)	11,859
208	Voya Financial, Inc.	15,619
199	W R Berkley Corporation	14,266
		265,797
	SPECIALTY FINANCE - 8.9%
62	American Express Company	20,539
144	Capital One Financial Corporation	32,719
431	MGIC Investment Corporation	11,995
375	Synchrony Financial	28,628
		93,881
	TECHNOLOGY SERVICES - 15.8%
187	Block, Inc.(a)	14,893
37	Fiserv, Inc.(a)	5,113
76	Mastercard, Inc., Class A	45,241
14	Moody’s Corporation	7,137
126	PayPal Holdings, Inc.(a)	8,844
24	S&P Global, Inc.	13,163
447	Toast, Inc., Class A(a)	20,159
124	Visa, Inc., Class A	43,620
50	WEX, Inc.(a)	8,569
		166,739

	TOTAL COMMON STOCKS (Cost $462,462)	1,051,516

See accompanying notes to financial statements.

SARATOGA FINANCIAL SERVICES PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
13,235	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $13,235)(b)	$13,235

	TOTAL INVESTMENTS - 100.7% (Cost $475,697)	$1,064,751
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(7,653)
	NET ASSETS - 100.0%	$1,057,098

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 97.1%
	FIXED INCOME - 97.1%
745,179	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$7,831,835
41,646	Vanguard Long-Term Bond Index Fund, Admiral Class	434,365
		8,266,200

	TOTAL OPEN END FUNDS (Cost $8,098,112)	8,266,200

	SHORT-TERM INVESTMENT — 3.3%
	MONEY MARKET FUND - 3.3%
280,470	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $280,470)(a)	280,470

	TOTAL INVESTMENTS - 100.4% (Cost $8,378,582)	$8,546,670
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(34,215)
	NET ASSETS - 100.0%	$8,512,455

(a)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	OPEN END FUND — 100.8%
	FIXED INCOME - 100.8%
19,949	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$268,709

	TOTAL OPEN END FUND (Cost $273,247)	268,709

	TOTAL INVESTMENTS - 100.8% (Cost $273,247)	$268,709
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(2,159)
	NET ASSETS - 100.0%	$266,550

See accompanying notes to financial statements.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.8%
	MONEY MARKET FUNDS – 99.8%
1,190,147	BlackRock Liquidity FedFund, Institutional Class, 4.18%(a)	$1,190,147
1,190,147	Dreyfus Government Cash Management, Institutional Class, 4.18%(a)	1,190,147
1,190,147	Federated Hermes Government Obligations Fund, Institutional Class, 4.17%(a)	1,190,147
1,190,146	JPMorgan US Government Money Market Fund, Capital Class, 4.18%(a)	1,190,146

	TOTAL MONEY MARKET FUNDS (Cost $4,760,587)	4,760,587

	TOTAL INVESTMENTS - 99.8% (Cost $4,760,587)	$4,760,587
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.2%	8,163
	NET ASSETS - 100.0%	$4,768,750

(a)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 95.0%
	ALTERNATIVE - 8.8%
16,780	Eaton Vance Global Macro Absolute Return Fund, Class I	$145,647

	EQUITY - 75.0%
3,029	Saratoga Energy & Basic Materials Portfolio, Class I(a)	41,377
2,224	Saratoga Health & Biotechnology Portfolio, Class I(a)	51,193
9,693	Saratoga Large Capitalization Growth Portfolio, Class I(a)	318,915
9,143	Saratoga Large Capitalization Value Portfolio, Class I(a)	271,098
12,113	Saratoga Mid Capitalization Portfolio, Class I(a)	178,671
18,597	Saratoga Small Capitalization Portfolio, Class I(a)	138,917
2,211	Saratoga Technology & Communications Portfolio, Class I(a)	64,048
887	Vanguard Financials Index Fund, Admiral Class	58,638
2,901	Vanguard Total International Stock Index Fund, Admiral Class	111,068
		1,233,925
	FIXED INCOME - 11.2%
15,672	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	164,710
1,715	Vanguard Long-Term Bond Index Fund, Admiral Class	17,885
109	Vanguard Short-Term Bond Index Fund, Admiral Class	1,130
		183,725

	TOTAL OPEN END FUNDS (Cost $1,346,820)	1,563,297

	SHORT-TERM INVESTMENTS — 5.7%
	MONEY MARKET FUNDS - 5.7%
93,485	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $93,485)(b)	93,485

	TOTAL INVESTMENTS - 100.7% (Cost $1,440,305)	$1,656,782
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(10,836)
	NET ASSETS - 100.0%	$1,645,946

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven-day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 92.0%
	ALTERNATIVE - 7.2%
27,308	Eaton Vance Global Macro Absolute Return Fund, Class I	$237,031

	EQUITY - 41.2%
16,236	Saratoga Large Capitalization Growth Portfolio, Class I(a)	534,168
14,738	Saratoga Large Capitalization Value Portfolio, Class I(a)	436,989
19,734	Saratoga Mid Capitalization Portfolio, Class I(a)	291,071
8,343	Saratoga Small Capitalization Portfolio, Class I(a)	62,325
957	Vanguard Total International Stock Index Fund, Admiral Class	36,640
		1,361,193
	FIXED INCOME - 43.6%
123,419	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,297,138
13,788	Vanguard Long-Term Bond Index Fund, Admiral Class	143,811
		1,440,949

	TOTAL OPEN END FUNDS (Cost $2,791,144)	3,039,173

	SHORT-TERM INVESTMENTS — 8.3%
	MONEY MARKET FUNDS - 8.3%
275,657	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $275,657)(b)	275,657

	TOTAL INVESTMENTS - 100.3% (Cost $3,066,801)	$3,314,830
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(10,487)
	NET ASSETS - 100.0%	$3,304,343

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA MODERATE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 93.3%
	ALTERNATIVE - 7.0%
20,037	Eaton Vance Global Macro Absolute Return Fund, Class I	$173,921

	EQUITY - 62.5%
2,507	Saratoga Energy & Basic Materials Portfolio, Class I(a)	34,252
1,841	Saratoga Health & Biotechnology Portfolio, Class I(a)	42,388
14,956	Saratoga Large Capitalization Growth Portfolio, Class I(a)	492,064
14,374	Saratoga Large Capitalization Value Portfolio, Class I(a)	426,191
19,663	Saratoga Mid Capitalization Portfolio, Class I(a)	290,033
12,953	Saratoga Small Capitalization Portfolio, Class I(a)	96,760
2,062	Saratoga Technology & Communications Portfolio, Class I(a)	59,743
760	Vanguard Financials Index Fund, Admiral Class	50,293
1,669	Vanguard Total International Stock Index Fund, Admiral Class	63,892
		1,555,616
	FIXED INCOME - 23.8%
50,803	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	533,939
5,676	Vanguard Long-Term Bond Index Fund, Admiral Class	59,196
		593,135

	TOTAL OPEN END FUNDS (Cost $2,024,322)	2,322,672

	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
180,253	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $180,253)(b)	180,253

	TOTAL INVESTMENTS - 100.5% (Cost $2,204,575)	$2,502,925
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(13,112)
	NET ASSETS - 100.0%	$2,489,813

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 93.8%
	ALTERNATIVE - 8.0%
11,671	Eaton Vance Global Macro Absolute Return Fund, Class I	$101,304

	EQUITY - 66.3%
1,949	Saratoga Energy & Basic Materials Portfolio, Class I(a)	26,617
1,243	Saratoga Health & Biotechnology Portfolio, Class I(a)	28,612
7,114	Saratoga Large Capitalization Growth Portfolio, Class I(a)	234,066
6,914	Saratoga Large Capitalization Value Portfolio, Class I(a)	205,010
10,093	Saratoga Mid Capitalization Portfolio, Class I(a)	148,866
10,323	Saratoga Small Capitalization Portfolio, Class I(a)	77,115
1,245	Saratoga Technology & Communications Portfolio, Class I(a)	36,079
444	Vanguard Financials Index Fund, Admiral Class	29,342
1,426	Vanguard Total International Stock Index Fund, Admiral Class	54,606
		840,313
	FIXED INCOME - 19.5%
21,229	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	223,117
2,368	Vanguard Long-Term Bond Index Fund, Admiral Class	24,695
		247,812

	TOTAL OPEN END FUNDS (Cost $1,029,460)	1,189,429

	SHORT-TERM INVESTMENTS — 6.8%
	MONEY MARKET FUNDS - 6.8%
86,484	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $86,484)(b)	86,484

	TOTAL INVESTMENTS - 100.6% (Cost $1,115,944)	$1,275,913
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(7,360)
	NET ASSETS - 100.0%	$1,268,553

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

August 31, 2025

Shares		Fair Value
	OPEN END FUNDS — 92.1%
	ALTERNATIVE - 7.0%
7,282	Eaton Vance Global Macro Absolute Return Fund, Class I	$63,210

	EQUITY - 57.6%
5,369	Saratoga Large Capitalization Growth Portfolio, Class I(a)	176,628
5,009	Saratoga Large Capitalization Value Portfolio, Class I(a)	148,508
7,475	Saratoga Mid Capitalization Portfolio, Class I(a)	110,259
6,621	Saratoga Small Capitalization Portfolio, Class I(a)	49,460
896	Vanguard Total International Stock Index Fund, Admiral Class	34,320
		519,175
	FIXED INCOME - 27.5%
21,259	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	223,436
2,314	Vanguard Long-Term Bond Index Fund, Admiral Class	24,134
		247,570

	TOTAL OPEN END FUNDS (Cost $740,558)	829,955

	SHORT-TERM INVESTMENTS — 8.5%
	MONEY MARKET FUNDS - 8.5%
76,942	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.26% (Cost $76,942)(b)	76,942

	TOTAL INVESTMENTS - 100.6% (Cost $817,500)	$906,897
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(5,536)
	NET ASSETS - 100.0%	$901,361

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Assets:
Investments, at cost (including collateral on loaned securities) (See Note 2)	$15,946,405	$29,350,642	$8,694,229	$5,387,739	$2,334,758
Investments in securities, at value (including collateral on loaned securities) (See Note 2) (a)	$18,753,642	$39,612,843	$10,686,207	$6,310,758	$3,308,820
Receivable for securities sold	-	-	40,373	1,133,073	-
Receivable for fund shares sold	1,001	500	-	-	-
Interest and dividends receivable	9,952	43,236	8,873	2,977	11,596
Prepaid expenses and other assets	-	-	19,151	1,238	1,703
Total Assets	18,764,595	39,656,579	10,754,604	7,448,046	3,322,119

Liabilities:
Securities lending collateral (See Note 2)	-	-	-	58,627	-
Due to Custodian	-	-	-	-	675
Payable for securities purchased	-	-	39,971	1,025,366	9
Payable for fund shares redeemed	2,666	6,783	1,838	957	315
Payable to manager	12,178	22,154	6,814	3,386	108
Administration fees payable	68,270	104,562	38,637	29,747	13,537
Custody fees payable	2,453	7,111	-	6,254	-
Compliance officer fees payable	52	9	-	161	-
Payable for distribution (12b-1) fees	195	1,705	495	11	40
Accrued expenses and other liabilities	10,634	16,505	3,167	11,728	2,986
Total Liabilities	96,448	158,829	90,922	1,136,237	17,670

Net Assets	$18,668,147	$39,497,750	$10,663,682	$6,311,809	$3,304,449

Net Assets:
Par value of shares of beneficial interest	$6,325	$13,174	$7,446	$8,788	$2,317
Paid in capital	14,325,595	27,086,431	6,745,292	4,940,781	4,455,580
Accumulated earnings/(deficits)	4,336,227	12,398,145	3,910,944	1,362,240	(1,153,448)
Net Assets	$18,668,147	$39,497,750	$10,663,682	$6,311,809	$3,304,449

Net Asset Value Per Share
Class I
Net Assets	$18,183,109	$35,384,513	$9,241,841	$6,228,254	$3,250,541
Shares of beneficial interest outstanding	613,310	1,075,542	626,385	833,371	227,825
Net asset value, redemption price and offering price per share	$29.65	$32.90	$14.75	$7.47	$14.27

Class A
Net Assets	$420,995	$3,496,259	$1,392,240	$70,124	$44,423
Shares of beneficial interest outstanding	15,743	136,138	114,642	11,206	3,102
Net asset value, redemption price per share	$26.74	$25.68	$12.14	$6.26	$14.32
Offering price per share (maximum sales charge of 5.75%)	$28.37	$27.25	$12.88	$6.64	$15.19

Class C
Net Assets	$64,043	$616,978	$29,601	$13,431	$9,485
Shares of beneficial interest outstanding	3,446	105,725	3,609	34,205	748
Net asset value, offering price per share (b)	$18.58	$5.84	$8.20	$0.39	$12.68

(a) Includes securities loaned of:	$1,327,239	$336,541	$-	$244,642	$-
(b)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Energy & Basic Materials Portfolio	Financial Services Portfolio		Investment Quality Bond Portfolio
Assets:
Investments in securities, at cost (including collateral on loaned securities) (See Note 2)	$6,305,664	$9,965,433	$794,410	$475,697		$8,378,582
Investments in securities, at value (including collateral on loaned securities) (See Note 2)	$9,893,260	$42,749,910	$1,019,611	$1,064,751		$8,546,670
Cash	-	181	-	3		-
Receivable for securities sold	-	95,040	-	-		-
Receivable for fund shares sold	-	617	-	-		-
Interest and dividends receivable	10,819	19,115	7,066	970		877
Receivable from manager	-	-	-	278		-
Prepaid expenses and other assets	1,173	20,572	-	3,180		7,169
Total Assets	9,905,252	42,885,435	1,026,677	1,069,182		8,554,716

Liabilities:
Payable for fund shares redeemed	-	1,159	-	-		136
Payable to manager	10,340	44,691	-	-		6,103
Administration fees payable	39,824	106,547	10,443	7,823		20,263
Custody fees payable	1,395	3,419	871	1,839		2,065
Trustee fees payable	-	-	74	487		606
Payable for distribution (12b-1) fees	1,522	7,073	30	18		7,991
Accrued expenses and other liabilities	95	35,061	1,347	1,917		5,097
Total Liabilities	53,176	197,950	12,765	12,084		42,261

Net Assets	$9,852,076	$42,687,485	$1,013,912	$1,057,098		$8,512,455

Net Assets:
Par value of shares of beneficial interest	$4,801	$16,981	$753	$820		$8,890
Paid in capital	6,045,007	5,645,823	1,710,153	349,158		8,455,735
Accumulated earnings/(deficits)	3,802,268	37,024,681	(696,994)	707,120		47,830
Net Assets	$9,852,076	$42,687,485	$1,013,912	$1,057,098		$8,512,455

Net Asset Value Per Share
Class I
Net Assets	$5,153,118	$24,834,644	$901,323	$1,011,832		$8,377,688
Shares of beneficial interest outstanding	223,869	857,288	66,006	77,978		874,726
Net asset value, redemption price and offering price per share	$23.02	$28.97	$13.66	$12.98		$9.58

Class A
Net Assets	$4,310,903	$16,150,210	$105,071	$45,241		$134,474
Shares of beneficial interest outstanding	225,817	706,692	8,494	4,012		14,196
Net asset value, redemption price per share	$19.09	$22.85	$12.37	$11.28		$9.47
Offering price per share (maximum sales charge of 5.75%)	$20.25	$24.24	$13.12	$11.97		$10.05

Class C
Net Assets	$388,055	$1,702,631	$7,518	$25		$293
Shares of beneficial interest outstanding	30,376	134,165	754	2		31
Net asset value, offering price per share (a)	$12.78	$12.69	$9.97	$10.32	(b)	$9.39	(b)

(a)	Redemption price per C share varies based on length of time shares are held.
(b)	Does not calculate due to rounding

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	Municipal Bond Portfolio	U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$-	$-	$900,693	$1,116,243	$1,196,136
Investments in Unaffiliated securities, at cost	273,247	4,760,587	539,612	1,950,558	1,008,439
Total Investments, at cost	$273,247	$4,760,587	$1,440,305	$3,066,801	$2,204,575

Investments in Affiliates, at value	$-	$-	$1,064,219	$1,324,553	$1,441,431
Investments in Unaffiliated securities, at value	268,709	4,760,587	592,563	1,990,277	1,061,494
Total Investments, at value	$268,709	$4,760,587	$1,656,782	$3,314,830	$2,502,925
Cash	17,893	-	-	-	-
Receivable for fund shares sold	340	-	-	-	-
Interest and dividends receivable	812	16,693	322	1,027	626
Receivable from manager	-	-	979	1,054	1,434
Prepaid expenses and other assets	5,394	-	-	2,892	1,992
Total Assets	293,148	4,777,280	1,658,083	3,319,803	2,506,977

Liabilities:
Payable for fund shares redeemed	946	791	765	-	4,235
Payable to manager	2,929	1,920	-	-	-
Administration fees payable	6,994	1,488	9,642	14,074	11,719
Custody fees payable	210	589	369	508	407
Trustee fees payable	1,143	596	-	-	-
Compliance officer fees payable	300	195	-	-	-
Payable for distribution (12b-1) fees	8,206	129	225	654	721
Distributions payable	-	53	-	-	-
Accrued expenses and other liabilities	5,870	2,769	1,136	224	82
Total Liabilities	26,598	8,530	12,137	15,460	17,164

Net Assets	$266,550	$4,768,750	$1,645,946	$3,304,343	$2,489,813

Net Assets:
Par value of shares of beneficial interest	$304	$47,774	$1,284	$2,777	$1,938
Paid in capital	293,188	4,720,438	1,316,143	2,863,160	2,036,670
Accumulated earnings/(deficits)	(26,942)	538	328,519	438,406	451,205
Net Assets	$266,550	$4,768,750	$1,645,946	$3,304,343	$2,489,813

Net Asset Value Per Share
Class I
Net Assets	$228,318	$4,586,884	$1,257,706	$2,509,746	$1,617,317
Shares of beneficial interest outstanding	25,951	4,595,395	97,791	209,858	124,819
Net asset value, redemption price and offering price per share	$8.80	$1.00	$12.86	$11.96	$12.96

Class A
Net Assets	$17,908	$51,607	$161,567	$40,091	$26,207
Shares of beneficial interest outstanding	2,087	51,647	12,653	3,359	2,033
Net asset value, redemption price per share	$8.58	$1.00	$12.77	$11.93	$12.89
Offering price per share (maximum sales charge of 5.75%)	$9.10	$1.06	$13.55	$12.66	$13.68

Class C
Net Assets	$20,324	$130,259	$226,673	$754,506	$846,289
Shares of beneficial interest outstanding	2,394	130,337	17,940	64,481	66,966
Net asset value, offering price per share (a)	$8.49	$1.00	$12.64	$11.70	$12.64

(a)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025

	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Assets:
Investments in Affiliates, at cost	$629,350	$408,908
Investments in Unaffilated securities, at cost	486,594	408,592
Total Investments, at cost	$1,115,944	$817,500

Investments in Affiliates, at value	$756,365	$484,854
Investments in Unaffiated securities, at value	519,548	422,043
Total Investments, at value	$1,275,913	$906,897
Interest and dividends receivable	292	260
Receivable from manager	1,772	1,431
Prepaid expenses and other assets	107	1,768
Total Assets	1,278,084	910,356

Liabilities:
Administration fees payable	8,878	8,134
Custody fees payable	278	277
Trustee fees payable	21	113
Payable for distribution (12b-1) fees	234	215
Accrued expenses and other liabilities	120	256
Total Liabilities	9,531	8,995

Net Assets	$1,268,553	$901,361

Net Assets:
Par value of shares of beneficial interest	$991	$766
Paid in capital	1,024,831	742,949
Accumulated earnings	242,731	157,646
Net Assets	$1,268,553	$901,361

Net Asset Value Per Share
Class I
Net Assets	$915,639	$646,789
Shares of beneficial interest outstanding	71,195	54,460
Net asset value, redemption price and offering price per share	$12.86	$11.88

Class A
Net Assets	$99,736	$16
Shares of beneficial interest outstanding	7,814	1
Net asset value, redemption price per share	$12.76	$11.88	(b)
Offering price per share (maximum sales charge of 5.75%)	$13.54	$12.60

Class C
Net Assets	$253,178	$254,556
Shares of beneficial interest outstanding	20,131	22,154
Net asset value, offering price per share (a)	$12.58	$11.49

(a)	Redemption price per C share varies based on length of time shares are held.
(b)	Does not calculate due to rounding.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2025

	Large Capitalization Value Portfolio	Large Capitalization Growth Portfolio	Mid Capitalization Portfolio	Small Capitalization Portfolio	International Equity Portfolio
Investment Income:
Dividend income	$139,764	$252,658	$137,500	$72,620	$98,185
Interest income	48,431	28,503	9,706	8,848	2,167
Securities lending income - net	363	76	50	1,503	157
Less: Foreign withholding taxes	(935)	-	(285)	-	(14,367)
Total Investment Income	187,623	281,237	146,971	82,971	86,142

Operating Expenses:
Management fees	125,333	234,921	88,766	42,228	25,158
Distribution (12b-1) fees
Class A Shares	1,596	11,306	6,300	271	165
Class C Shares	616	7,124	719	105	72
Administration fees	145,167	266,434	109,836	71,068	56,038
Professional fees	24,539	45,410	16,765	14,792	3,723
Compliance officer fees	10,355	17,387	7,260	3,747	2,109
Printing and postage expense	9,479	14,748	7,239	3,062	2,877
Custodian fees	7,473	24,027	16,851	14,226	17,811
Trustees’ fees	4,192	8,733	2,734	1,344	564
Registration fees	3,549	15,957	3,405	6,256	2,455
Shareholder servicing fees	2,894	14,117	4,171	1,298	518
Insurance expense	551	63	288	218	135
Miscellaneous expenses	9,172	18,626	5,445	4,219	2,832
Total Operating Expenses	344,916	678,853	269,779	162,834	114,457
Less: Expenses waived and/or reimbursed	-	-	-	-	(16,960)
Net Operating Expenses	344,916	678,853	269,779	162,834	97,497

Net Investment (Loss)	(157,293)	(397,616)	(122,808)	(79,863)	(11,355)

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	2,392,806	6,828,760	2,613,052	591,485	411,095
Net Realized Gain	2,392,806	6,828,760	2,613,052	591,485	411,095

Net change in unrealized appreciation/(depreciation) on Investments and Foreign currency translations	352,359	2,674,506	(969,442)	(207,816)	225,994

Net Realized and Unrealized Gain on Investments	2,745,165	9,503,266	1,643,610	383,669	637,089

Net Increase in Net Assets Resulting From Operations	$2,587,872	$9,105,650	$1,520,802	$303,806	$625,734

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2025

	Health & Biotechnology Portfolio	Technology & Communications Portfolio	Energy & Basic Materials Portfolio	Financial Services Portfolio	Investment Quality Bond Portfolio
Investment Income:
Dividend income	$116,749	$324,217	$50,531	$25,847	$385,231
Interest income	12,048	14,421	995	1,389	15,124
Securities lending income - net	105	380	-	-	-
Less: Foreign withholding taxes	(2,286)	-	(2,926)	-	-
Total Investment Income	126,616	339,018	48,600	27,236	400,355

Operating Expenses:
Management fees	136,338	519,415	14,459	17,695	55,725
Distribution (12b-1) fees
Class A Shares	18,481	61,846	367	201	567
Class C Shares	4,308	18,922	113	-	4
Administration fees	92,759	332,784	21,039	20,364	86,800
Professional fees	15,110	53,455	1,473	1,857	11,089
Compliance officer fees	8,928	18,775	542	3,243	3,181
Shareholder servicing fees	7,837	15,526	355	352	1,958
Registration fees	6,499	15,490	3,026	2,199	2,919
Printing and postage expense	5,740	16,122	1,001	1,698	4,497
Custodian fees	3,445	9,821	3,144	4,998	3,834
Trustees’ fees	2,428	11,221	97	372	1,930
Insurance expense	1,045	3,697	165	99	810
Miscellaneous expenses	3,612	8,881	4,172	3,662	4,925
Total Operating Expenses	306,530	1,085,955	49,953	56,740	178,239
Less: Expenses waived and/or reimbursed	-	-	(14,802)	(14,108)	-
Net Operating Expenses	306,530	1,085,955	35,151	42,632	178,239

Net Investment Income/(Loss)	(179,914)	(746,937)	13,449	(15,396)	222,116

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain from:
Investments and Foreign currency transactions	371,772	5,123,431	57,323	232,521	52,726
Net realized gain	371,772	5,123,431	57,323	232,521	52,726

Net change in unrealized appreciation/(depreciation) on Investments and Foreign currency transactions	(1,582,237)	2,299,673	(118,212)	5,279	3,902

Net Realized and Unrealized Gain (Loss) on Investments	(1,210,465)	7,423,104	(60,889)	237,800	56,628

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,390,379)	$6,676,167	$(47,440)	$222,404	$278,744

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2025

	Municipal Bond Portfolio	U.S. Government Money Market Portfolio	Aggressive Balanced Allocation Portfolio	Conservative Balanced Allocation Portfolio	Moderate Balanced Allocation Portfolio
Investment Income:
Dividend income	$14,488	$-	$18,620	$70,123	$34,856
Interest income	65	210,292	3,903	12,384	7,557
Dividend income from Affiliates	-	-	16,337	27,016	25,496
Total Investment Income	14,553	210,292	38,860	109,523	67,909

Operating Expenses:
Management fees	2,559	22,729	13,437	28,166	20,703
Distribution (12b-1) fees
Class A Shares	70	297	376	96	60
Class C Shares	200	1,314	2,105	7,099	7,662
Administration fees	11,566	24,273	17,287	28,470	22,924
Registration fees	2,186	108	-	1,862	2,405
Compliance officer fees	806	2,659	836	1,461	1,125
Custodian fees	447	1,586	883	1,336	1,029
Professional fees	412	3,792	2,298	3,605	2,805
Shareholder servicing fees	382	194	-	211	70
Trustees’ fees	304	34	63	569	362
Printing and postage expense	207	3,818	849	1,225	1,065
Insurance expense	77	573	11	194	91
Miscellaneous expenses	4,433	6,516	4,961	4,531	4,021
Total Operating Expenses	23,649	67,893	43,106	78,825	64,322
Less: Expenses waived and/or reimbursed	(14,556)	-	(25,837)	(40,556)	(33,813)
Net Operating Expenses	9,093	67,893	17,269	38,269	30,509

Net Investment Income	5,460	142,399	21,591	71,254	37,400

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments	(4,743)	-	605	4,415	2,791
Affiliated Investments	-	-	-	7,163	836
Distribution of realized gains by underlying:
Affiliated Investment Companies	-	-	109,974	160,977	161,534
Net realized gain (loss)	(4,743)	-	110,579	172,555	165,161

Net change in unrealized appreciation (depreciation) on:
Affiliated Investments	-	-	11,949	23,665	18,056
Investments	(5,400)	-	27,059	18,824	23,438
Net change in unrealized appreciation/(depreciation)	(5,400)	-	39,008	42,489	41,494

Net Realized and Unrealized Gain (Loss) on Investments	(10,143)	-	149,587	215,044	206,655

Net Increase (Decrease) in Net Assets Resulting From Operations	$(4,683)	$142,399	$171,178	$286,298	$244,055

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2025

	Moderately Aggressive Balanced Allocation Portfolio	Moderately Conservative Balanced Allocation Portfolio
Investment Income:
Dividend income	$17,075	$14,523
Interest income	3,383	3,167
Dividend income from Affiliates	12,459	9,555
Total Investment Income	32,917	27,245

Operating Expenses:
Management fees	10,551	7,796
Distribution (12b-1) fees
Class A Shares	231	-
Class C Shares	2,342	2,312
Administration fees	15,413	12,584
Registration fees	1,617	690
Professional fees	1,082	1,507
Printing and postage expense	878	493
Custodian fees	611	600
Compliance officer fees	591	407
Insurance expense	55	57
Shareholder servicing fees	26	-
Miscellaneous expenses	4,947	4,686
Total Operating Expenses	38,344	31,132
Less: Expenses waived and/or reimbursed	(24,159)	(20,243)
Net Operating Expenses	14,185	10,889

Net Investment Income	18,732	16,356

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain (loss) from:
Investments	854	1,654
Affiliated Investments	-	5,087
Distribution of realized gains by underlying:
Affiliated Investment Companies	82,013	60,492
Net realized gain	82,867	67,233

Net change in unrealized appreciation (depreciation) on:
Investments	15,635	6,268
Affiliated Investments	8,767	2,106
Net change in unrealized appreciation/(depreciation)	24,402	8,374

Net Realized and Unrealized Gain on Investments	107,269	75,607

Net Increase in Net Assets Resulting From Operations	$126,001	$91,963

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Large Capitalization Value Portfolio		Large Capitalization Growth Portfolio		Mid Capitalization Portfolio

	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net investment loss	$(157,293)	$(118,034)	$(397,616)	$(309,658)	$(122,808)	$(49,723)
Net realized gain on investments	2,392,806	2,734,967	6,828,760	7,350,305	2,613,052	1,941,231
Net change in unrealized appreciation/(depreciation) on investments	352,359	461,971	2,674,506	2,065,861	(969,442)	579,746
Net increase in net assets resulting from operations	2,587,872	3,078,904	9,105,650	9,106,508	1,520,802	2,471,254

Distributions to Shareholders:
Total Distributions Paid:
Class I	(2,721,378)	(166,958)	(6,549,282)	(1,855,204)	(1,540,586)	(111,355)
Class A	(59,203)	(3,077)	(632,577)	(141,764)	(265,792)	(15,508)
Class C	(13,244)	(1,492)	(479,633)	(265,426)	(19,263)	(1,220)
Total Dividends and Distributions to Shareholders	(2,793,825)	(171,527)	(7,661,492)	(2,262,394)	(1,825,641)	(128,083)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	736,259	1,831,612	12,308,034	10,295,063	380,219	403,174
Class A	7,356	12,541	667,617	568,503	21,615	256,762
Class C	6,527	6,042	104,056	4,752	4,567	4,228
Reinvestment of dividends and distributions
Class I	2,665,332	165,438	6,288,616	1,805,556	1,493,621	109,323
Class A	57,044	2,967	598,874	136,045	261,984	15,102
Class C	13,244	1,492	479,558	263,450	19,263	1,220
Cost of shares redeemed
Class I	(4,797,562)	(5,757,225)	(14,750,949)	(10,237,570)	(3,464,693)	(1,125,302)
Class A	(39,852)	(15,129)	(216,339)	(100,236)	(390,499)	(182,979)
Class C	(22,439)	(90,644)	(444,859)	(1,202,984)	(63,153)	(40,293)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(1,374,091)	(3,842,906)	5,034,608	1,532,579	(1,737,076)	(558,765)

Total Increase/(Decrease) in Net Assets	(1,580,044)	(935,529)	6,478,766	8,376,693	(2,041,915)	1,784,406

Net Assets:
Beginning of year	20,248,191	21,183,720	33,018,984	24,642,291	12,705,597	10,921,191
End of year	$18,668,147	$20,248,191	$39,497,750	$33,018,984	$10,663,682	$12,705,597

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Small Capitalization Portfolio		International Equity Portfolio		Health & Biotechnology Portfolio

	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Operations:
Net investment income/(loss)	$(79,863)	$(43,888)	$(11,355)	$6,208	$(179,914)	$(173,986)
Net realized gain on investments and foreign currency transactions	591,485	1,058,124	411,095	81,897	371,772	100,909
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(207,816)	209,662	225,994	325,259	(1,582,237)	2,200,963
Net increase/(decrease) in net assets resulting from operations	303,806	1,223,898	625,734	413,364	(1,390,379)	2,127,886

Distributions to Shareholders:
Total Distributions Paid:
Class I	(722,397)	-	(23,108)	(26,499)	(66,366)	(278,865)
Class A	(8,800)	-	(116)	(160)	(60,909)	(251,938)
Class C	(6,906)	-	-	(3)	(8,347)	(39,830)
Total Dividends and Distributions to Shareholders	(738,103)	-	(23,224)	(26,662)	(135,622)	(570,633)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	551,171	812,730	338,051	288,782	130,421	584,725
Class A	9,870	866	177	140	148,625	89,487
Class C	2,566	2,375	1,734	1,606	-	-
Reinvestment of dividends and distributions
Class I	715,610	-	22,357	26,213	62,607	261,225
Class A	8,800	-	116	153	55,694	230,771
Class C	6,906	-	-	3	8,070	38,717
Cost of shares redeemed
Class I	(1,926,703)	(945,978)	(1,191,260)	(600,156)	(1,444,936)	(882,178)
Class A	(7,203)	(1,466)	(4,392)	(4,593)	(636,384)	(381,398)
Class C	-	(17)	-	(6,825)	(92,139)	(102,932)
Net decrease in net assets from share transactions of beneficial interest	(638,983)	(131,490)	(833,217)	(294,677)	(1,768,042)	(161,583)

Total Increase/(Decrease) in Net Assets	(1,073,280)	1,092,408	(230,707)	92,025	(3,294,043)	1,395,670

Net Assets:
Beginning of year	7,385,089	6,292,681	3,535,156	3,443,131	13,146,119	11,750,449
End of year	$6,311,809	$7,385,089	$3,304,449	$3,535,156	$9,852,076	$13,146,119

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Technology & Communications Portfolio		Energy & Basic Materials Portfolio		Financial Services Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations:
Net investment income/(loss)	$(746,937)	$(667,777)	$13,449	$16,366	$(15,396)	$(8,925)
Net realized gain on investments and foreign currency transactions	5,123,431	6,085,388	57,323	54,707	232,521	79,991
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,299,673	2,536,628	(118,212)	(33,666)	5,279	233,957
Net increase/(decrease) in net assets resulting from operations	6,676,167	7,954,239	(47,440)	37,407	222,404	305,023

Distributions to Shareholders:
Total Distributions Paid:
Class I	(2,516,269)	(1,398,597)	(14,815)	(21,541)	(74,618)	(45,463)
Class A	(1,949,153)	(1,078,983)	(731)	(1,520)	(3,372)	(3,564)
Class C	(425,218)	(288,699)	(261)	-	(1)	(1)
Total Dividends and Distributions to Shareholders	(4,890,640)	(2,766,279)	(15,807)	(23,061)	(77,991)	(49,028)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	523,692	674,028	54,197	472,750	96,433	371,723
Class A	206,586	509,111	20,096	624	70	280
Class C	10,550	5,517	-	18,422	-	-
Reinvestment of dividends and distributions
Class I	2,361,109	1,305,508	14,744	21,329	74,136	44,693
Class A	1,832,926	1,022,410	727	1,494	2,178	2,606
Class C	408,046	275,028	261	-	1	1
Cost of shares redeemed
Class I	(3,692,763)	(3,804,298)	(354,403)	(522,251)	(705,557)	(245,335)
Class A	(1,906,901)	(2,340,523)	(39,831)	(8,006)	(32,032)	(15,329)
Class C	(660,844)	(1,234,196)	(10,540)	-	-	-
Net increase/(decrease) in net assets from share transactions of beneficial interest	(917,599)	(3,587,415)	(314,749)	(15,638)	(564,771)	158,639

Total Increase/(Decrease) in Net Assets	867,928	1,600,545	(377,996)	(1,292)	(420,358)	414,634

Net Assets:
Beginning of year	41,819,557	40,219,012	1,391,908	1,393,200	1,477,456	1,062,822
End of year	$42,687,485	$41,819,557	$1,013,912	$1,391,908	$1,057,098	$1,477,456

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Quality Bond Portfolio		Municipal Bond Portfolio		U.S. Government Money Market Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations:
Net investment income	$222,116	$225,803	$5,460	$6,091	$142,399	$169,316
Net realized gain/(loss) on investments	52,726	34,259	(4,743)	1,221	-	-
Net change in unrealized appreciation/(depreciation) on investments	3,902	318,679	(5,400)	10,286	-	-
Net increase (decrease) in net assets resulting from operations	278,744	578,741	(4,683)	17,598	142,399	169,316

Distributions to Shareholders:
Total Distributions Paid:	-
Class I	(205,221)	(200,784)	(5,964)	-	(137,996)	(155,834)
Class A	(2,371)	(2,181)	(141)	-	(1,934)	(2,505)
Class C	(2)	(10)	(34)	-	(2,567)	(10,890)
Total Dividends and Distributions to Shareholders	(207,594)	(202,975)	(6,139)	-	(142,497)	(169,229)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	622,848	1,025,302	6,607	40,749	4,566,742	1,294,450
Class A	530	5,122	954	4,334	25,450	1,336
Class C	-	-	1,360	1,700	52,946	523,818
Reinvestment of dividends and distributions
Class I	202,016	200,314	5,873	-	134,375	154,301
Class A	2,371	2,179	141	-	1,888	2,489
Class C	2	10	34	-	2,560	9,637
Cost of shares redeemed
Class I	(3,733,309)	(1,213,975)	(317,899)	(33,312)	(4,385,940)	(2,314,927)
Class A	(20,139)	(7,660)	-	-	(53,157)	(12,538)
Class C	-	(3,290)	(954)	(4,334)	(115,338)	(623,544)
Net increase/(decrease) in net assets from share transactions of beneficial interest	(2,925,681)	8,002	(303,884)	9,137	229,526	(964,978)

Total Increase/(Decrease) in Net Assets	(2,854,531)	383,768	(314,706)	26,735	229,428	(964,891)

Net Assets:
Beginning of year	11,366,986	10,983,218	581,256	554,521	4,539,322	5,504,213
End of year	$8,512,455	$11,366,986	$266,550	$581,256	$4,768,750	$4,539,322

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Balanced Allocation Portfolio		Conservative Balanced Allocation Portfolio		Moderate Balanced Allocation Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations:
Net investment income	$21,591	$4,107	$71,254	$40,294	$37,400	$9,975
Net realized gain on investments	605	431	11,578	5,788	3,627	8,525
Distribution of realized gains by underlying affiliated investment companies	109,974	20,756	160,977	29,387	161,534	31,329
Net change in unrealized appreciation/(depreciation) on investments	39,008	167,225	42,489	244,091	41,494	231,261
Net increase in net assets resulting from operations	171,178	192,519	286,298	319,560	244,055	281,090

Distributions to Shareholders:
Total Distributions Paid:
Class I	(33,118)	(24,631)	(80,900)	(54,934)	(53,263)	(33,757)
Class A	(4,170)	(3,382)	(1,230)	(829)	(781)	(438)
Class C	(4,362)	(4,020)	(17,632)	(9,874)	(21,213)	(8,811)
Total Dividends and Distributions to Shareholders	(41,650)	(32,033)	(99,762)	(65,637)	(75,257)	(43,006)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	71,901	89,101	93,873	67,038	38,442	206,583
Class A	-	-	-	-	1,131	1,131
Class C	5,424	6,073	15,872	23,303	137,592	61,563
Reinvestment of dividends and distributions
Class I	33,118	24,631	80,900	54,411	53,263	33,757
Class A	4,170	3,381	1,230	829	780	438
Class C	4,362	4,021	17,632	9,873	21,214	8,811
Cost of shares redeemed
Class I	(12,809)	(18,954)	(154,796)	(96,570)	(41,398)	(101,825)
Class A	-	(15)	(1,425)	(1,385)	-	-
Class C	(765)	-	(5,401)	(8,990)	(16,295)	(19,588)
Net increase in net assets from share transactions of beneficial interest	105,401	108,238	47,885	48,509	194,729	190,870

Total Increase in Net Assets	234,929	268,724	234,421	302,432	363,527	428,954

Net Assets:
Beginning of year	1,411,017	1,142,293	3,069,922	2,767,490	2,126,286	1,697,332
End of year	$1,645,946	$1,411,017	$3,304,343	$3,069,922	$2,489,813	$2,126,286

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Moderately Aggressive Balanced Allocation Portfolio		Moderately Conservative Balanced Allocation Portfolio

	Year Ended	Year Ended	Year Ended	Year Ended
	August 31, 2025	August 31, 2024	August 31, 2025	August 31, 2024
Operations:
Net investment income	$18,732	$4,870	$16,356	$6,042
Net realized gain on investments	854	3,842	6,741	2,644
Distribution of realized gains by underlying affiliated and non affiliated investment companies	82,013	15,839	60,492	10,456
Net change in unrealized appreciation on investments	24,402	122,436	8,374	87,761
Net increase in net assets resulting from operations	126,001	146,987	91,963	106,903

Distributions to Shareholders:
Total Distributions Paid:
Class I	(28,787)	(19,081)	(24,925)	(5,204)
Class A	(2,957)	(2,005)	(1)	- ^
Class C	(5,766)	(3,925)	(6,811)	-
Total Dividends and Distributions to Shareholders	(37,510)	(25,011)	(31,737)	(5,204)

Share Transactions of Beneficial Interest (Note 5):
Net proceeds from shares sold
Class I	14,000	42,167	4,397	476
Class A	1,737	15,877	-	-
Class C	8,864	9,552	11,200	17,000
Reinvestment of dividends and distributions
Class I	28,787	19,081	24,925	5,204
Class A	2,957	2,005	1	- ^
Class C	5,766	3,925	6,810	-
Cost of shares redeemed
Class I	(181)	(50,670)	(69,744)	(12,010)
Class A	(15)	(7,053)	-	-
Class C	-	(19,721)	-	-
Net increase (decrease) in net assets from share transactions of beneficial interest	61,915	15,163	(22,411)	10,670

Total Increase in Net Assets	150,406	137,139	37,815	112,369

Net Assets:
Beginning of year	1,118,147	981,008	863,546	751,177
End of year	$1,268,553	$1,118,147	$901,361	$863,546

^	Less than $0.50

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Saratoga Advantage Trust (the “Trust”) was organized on April 8, 1994, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust commenced investment operations on September 2, 1994. The Trust currently consists of seventeen series. These financial statements include the following seventeen series: the Large Capitalization Value Portfolio; the Large Capitalization Growth Portfolio; the Mid Capitalization Portfolio; the Small Capitalization Portfolio; the International Equity Portfolio; the Health & Biotechnology Portfolio; the Technology & Communications Portfolio; the Energy & Basic Materials Portfolio; the Financial Services Portfolio; the Investment Quality Bond Portfolio; the Municipal Bond Portfolio; the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, and Moderately Conservative Balanced Allocation Portfolio, (collectively, the “Portfolios”). Saratoga Capital Management, LLC (the “Manager”) serves as the Trust’s Manager.

The following serve as advisers (the “Advisers”) to their respective Portfolio(s): M.D. Sass, LLC, serves as Adviser to Large Capitalization Value; Smith Group Asset Management serves as Adviser to Large Capitalization Growth, Energy & Basic Materials, Financial Services and International Equity; Vaughan Nelson Investment Management, L.P. serves as Adviser to Mid Capitalization; Zacks Investment Management, Inc. serves as Adviser to Small Capitalization; Oak Associates, Ltd. serves as Adviser to Health & Biotechnology and Technology & Communications; Saratoga Capital Management, LLC serves as Adviser to U.S. Government Money Market, Investment Quality Bond, Municipal Bond, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation. Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent. Northern Lights Distributors, LLC (“NLD” or the “Distributor”) is the Trust’s Distributor.

The Large Capitalization Value Portfolio, the Large Capitalization Growth Portfolio, the Mid Capitalization Portfolio, the Small Capitalization Portfolio, the International Equity Portfolio, the Health & Biotechnology Portfolio, the Technology & Communications Portfolio, the Energy & Basic Materials Portfolio, the Financial Services Portfolio, the Investment Quality Bond Portfolio, the Municipal Bond Portfolio, the U.S. Government Money Market Portfolio, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, and Moderately Aggressive Balanced Allocation are diversified portfolios.

Investment Quality Bond, Municipal Bond, U.S. Government Money Market, Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation are “fund of funds”, in that the Portfolios will generally invest in other investment companies.

Portfolio	Primary Objective
Large Capitalization Value	Total return consisting of capital appreciation and dividend income
Large Capitalization Growth	Capital appreciation
Mid Capitalization	Long-term capital appreciation
Small Capitalization	Maximum capital appreciation
International Equity	Long-term capital appreciation
Health & Biotechnology	Long-term capital growth
Technology & Communications	Long-term capital growth
Energy & Basic Materials	Long-term capital growth
Financial Services	Long-term capital growth
Investment Quality Bond	Current income and reasonable stability of principal
Municipal Bond	High level of interest income that is excluded from federal income taxation to the extent consistent with prudent investment management and the preservation of capital
U.S. Government Money Market	Maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital
Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Conservative Balanced Allocation	Total return consisting of capital appreciation and income
Moderate Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Aggressive Balanced Allocation	Total return consisting of capital appreciation and income
Moderately Conservative Balanced Allocation	Total return consisting of capital appreciation and income

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

Currently, all Portfolios offer Class A, Class C and Class I shares. Each class represents an interest in the same assets of the applicable Portfolio, and the classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

(a) Valuation of Investments

Operating Segments - The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board appointed Saratoga Capital Management, LLC as the valuation designee. The Valuation designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The International Equity Portfolio uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025 for each Portfolio’s assets and liabilities measured at fair value:

Large Capitalization Value

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$18,299,750	$-	$-	$18,299,750
Short-Term Investment	453,892	-	-	453,892
Total	$18,753,642	$-	$-	$18,753,642

Large Capitalization Growth

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$38,600,526	$-	$-	$38,600,526
Short-Term Investment	1,012,317	-	-	1,012,317
Total	$39,612,843	$-	$-	$39,612,843

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

Mid Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,480,184	$-	$-	$10,480,184
Short-Term Investment	206,023	-	-	206,023
Total	$10,686,207	$-	$-	$10,686,207

Small Capitalization

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$6,107,073	$-	$-	$6,107,073
Short-Term Investment	203,685	-	-	203,685
Total	$6,310,758	$-	$-	$6,310,758

International Equity

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$203,112	$-	$-	$203,112
Cayman Islands	-	164,113	-	164,113
China	-	84,647	-	84,647
France	-	288,550	-	288,550
Germany	-	190,658	-	190,658
India	56,658	-	-	56,658
Italy	-	244,819	-	244,819
Japan	-	704,879	-	704,879
Korea (Republic of)	-	155,910	-	155,910
Luxembourg	-	75,365	-	75,365
Malaysia	-	61,823	-	61,823
Singapore	-	96,043	-	96,043
Spain	-	202,679	-	202,679
Swizterland	-	70,879	-	70,879
Taiwan Province of China	162,202	-	-	162,202
Thailand	-	58,694	-	58,694
United Kingdom	139,850	177,570	-	317,420
United States	67,597	-	-	67,597
Exchange Traded Fund
India	50,940	-	-	50,940
Short-Term Investment	51,832	-	-	51,832
Total	$732,191	$2,576,629	$-	$3,308,820

Health & Biotechnology

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$9,458,144	$-	$-	$9,458,144
Short-Term Investment	435,116	-	-	435,116
Total	$9,893,260	$-	$-	$9,893,260

Technology & Communication

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$42,695,459	$-	$-	$42,695,459
Short-Term Investment	54,451	-	-	54,451
Total	$42,749,910	$-	$-	$42,749,910

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

Energy & Basic Materials

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,000,925	$-	$-	$1,000,925
Short-Term Investment	18,686	-	-	18,686
Total	$1,019,611	$-	$-	$1,019,611

Financial Services

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,051,516	$-	$-	$1,051,516
Short-Term Investment	13,235	-	-	13,235
Total	$1,064,751	$-	$-	$1,064,751

Investment Quality Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$8,266,200	$-	$-	$8,266,200
Short-Term Investment	280,470	-	-	280,470
Total	$8,546,670	$-	$-	$8,546,670

Municipal Bond

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$268,709	$-	$-	$268,709
Total	$268,709	$-	$-	$268,709

U.S. Government Money Market

Assets*	Level 1	Level 2	Level 3	Total
Short-Term Investments	$4,760,587	$-	$-	$4,760,587
Total	$4,760,587	$-	$-	$4,760,587

Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,563,297	$-	$-	$1,563,297
Short-Term Investment	93,485	-	-	93,485
Total	$1,656,782	$-	$-	$1,656,782

Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$3,039,173	$-	$-	$3,039,173
Short-Term Investment	275,657	-	-	275,657
Total	$3,314,830	$-	$-	$3,314,830

Moderate Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$2,322,672	$-	$-	$2,322,672
Short-Term Investment	180,253	-	-	180,253
Total	$2,502,925	$-	$-	$2,502,925

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

Moderately Aggressive Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$1,189,429	$-	$-	$1,189,429
Short-Term Investment	86,484	-	-	86,484
Total	$1,275,913	$-	$-	$1,275,913

Moderately Conservative Balanced Allocation

Assets*	Level 1	Level 2	Level 3	Total
Open Ended Funds	$829,955	$-	$-	$829,955
Short-Term Investment	76,942	-	-	76,942
Total	$906,897	$-	$-	$906,897

The Funds did not hold any Level 3 securities during the period.

(b) Federal Income Tax

It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Capital loss carry forwards, as of each Portfolio’s most recent tax year-ended August 31, 2025, available to offset future capital gains, and utilized capital gains, if any, are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	CLCF Utilized	Total
Large Capitalization Value	$-	$-	$-	$-
Large Capitalization Growth	-	-	-	-
Mid Capitalization	-	-	-	-
Small Capitalization	-	-	-	-
International Equity	2,125,064	-	386,587	2,125,064
Health & Biotechnology	-	-	-	-
Technology & Communications	-	-	-	-
Energy & Basic Materials	862,137	57,835	49,207	919,972
Financial Services	-	-	-	-
Investment Quality Bond	-	154,468	43,304	154,468
Municipal Bond	7,549	20,145	-	27,694
U.S. Government Money Market	-	-	-	-
Aggressive Balanced Allocation	-	-	-	-
Conservative Balanced Allocation	-	-	-	-
Moderate Balanced Allocation	-	-	-	-
Moderately Aggressive Balanced Allocation	-	-	-	-
Moderately Conservative Balanced Allocation	-	-	-	-

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2022-2024 returns and expected to be taken in the Portfolios’ 2025 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios identify its major tax jurisdictions as U.S. Federal, Arizona and foreign jurisdictions where the Portfolios make significant investments. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended August 31, 2025, the Portfolios did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Portfolio’s intended dividend and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Large Capitalization Value	Annually	Annually
Large Capitalization Growth	Annually	Annually
Mid Capitalization	Annually	Annually
Small Capitalization	Annually	Annually
International Equity	Annually	Annually
Health & Biotechnology	Annually	Annually
Technology & Communication	Annually	Annually
Energy & Basic Materials	Annually	Annually

Portfolio	Income Dividends	Capital Gains
Financial Services	Annually	Annually
Investment Quality Bond	Monthly	Annually
Municipal Bond	Monthly	Annually
U.S. Government Money Market	Daily - paid monthly	Annually
Aggressive Balanced Allocation	Annually	Annually
Conservative Balanced Allocation	Annually	Annually
Moderate Balanced Allocation	Annually	Annually
Moderately Aggressive Balanced Allocation	Annually	Annually
Moderately Conservative Balanced Allocation	Annually	Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Portfolio.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

(e) Allocation of Expenses

Expenses specifically attributable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios of the Trust or another reasonable basis. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Market Risk. The value of the Portfolio’s securities, like other market investments, may move up or down, sometimes rapidly and unpredictably due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. The Portfolio is subject to investment and operational risks associated with social, financial, economic and other global market developments (such as recessions, inflation, rapid interest rate changes, war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) and disruptions, which can negatively impact issuers, industries, governments and other systems, including the securities markets and cause the Portfolio to lose value. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects and may negatively impact broad segments of businesses and populations. These events may have a significant and rapid negative impact on the performance of the Portfolio’s investments, increase the Portfolio’s volatility and exacerbate pre-existing risks to the Portfolio. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

2.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Portfolios can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Portfolios’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers, is remitted to BNY Mellon as lending agent, and the remainder is paid to the Portfolios. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Portfolios could experience delays or losses on recovery. Additionally, the Portfolios are subject to the risk of loss from investments made with the cash received as collateral. The Portfolios manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At August 31, 2025, the following portfolio loaned securities and received U.S. Government securities and cash collateral for the loan. This cash was invested in short term investments as shown in the Schedule of Investments. The aggregate market value of the collateral shown below includes non-cash U.S Treasury securities and is calculated based on prior day’s prices.

Portfolio	Market Value of Loaned Securities	Market Value of Collateral	Value of Non-cash Collateral
Large Capitalization Value	$1,327,239	$1,344,176	$1,344,176
Large Capitalization Growth	$336,541	$350,797	$350,797
Small Capitalization	$244,642	$253,396	$194,769

At August 31, 2025, the percentage of total investment income the Portfolios received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

Portfolio	Percentage of Total Investment Income
Large Capitalization Value	0.19%
Large Capitalization Growth	0.03%
Mid Capitalization	0.03%
Small Capitalization	1.81%
International Equity	0.18%
Health & Biotechnology	0.08%
Technology & Communications	0.11%

The following table presents the Portfolios’ assets and liabilities available for offset under a master netting arrangement net of collateral pledged as of August 31, 2025.

		Gross Amounts not offset in the Statements of Assets and Liabilities
	Gross Amounts Recognized in Statements of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets
Small Capitalization
Description of Liability
Securities Loaned	$58,627	$58,627	$-	$-

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

3.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) The management fees are payable to the Manager monthly by each Portfolio and are computed daily at the following annual rates of each Portfolio’s average daily net assets: 1.25% for Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services; 0.75% for Mid Capitalization and International Equity; 0.65% for Large Capitalization Value, Large Capitalization Growth and Small Capitalization; 0.55% for Investment Quality Bond and Municipal Bond; 0.475% for U.S. Government Money Market; 0.90% for Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation, and Aggressive Balanced Allocation. The manager pays the fees charged by the Portfolios’ sub-advisers. The Portfolios do not pay the sub-advisers directly.

For the year ended August 31, 2025, the Manager waived $14,802 for Energy & Basic Materials, $14,108 for Financial Services, $16,960 for International Equity, $14,556 for Municipal Bond, $25,837 for Aggressive Balanced Allocation, $40,556 for Conservative Balanced Allocation, $33,813 for Moderate Balanced Allocation, $24,159 for Moderately Aggressive Balanced Allocation, and $20,243 for Moderately Conservative Balanced Allocation. The U.S Government Money Market Fund is subject to additional voluntary waivers by the Manager to ensure the portfolio maintains a NAV of $1.00.

(b) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of Northern Lights Distributors, LLC (the “Distributor”) provides administrative, fund accounting and transfer agency services to the Portfolios pursuant to agreements with the Trust, for which it receives from each Portfolio: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Pursuant to the terms of the Trust’s Custody Administration Agreement with UFS (the “Custody Administration Agreement”), the Trust pays an asset-based fee in decreasing amounts as Trust assets reach certain breakpoints. The Trust also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

Certain employees of UFS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

(c) The Portfolios have adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A and C shares of the Portfolios. The Plan provides that each Portfolio will pay the Distributor or other entities, including the Manager, a fee, which is accrued daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of Class A shares (0.25% of the average daily net assets of Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation Class A shares) and 1.00% of the average daily net assets of the Portfolios’ Class C shares. A portion of the fee payable pursuant to the Plan, equal to 0.25% of the average daily net assets, is currently characterized as a service fee and it may be paid directly to the Manager, or other entities for providing support services. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts. The aggregate of such service fee payments will not exceed 0.25% of average daily net assets.

Class A shares are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I shares are offered at net asset value.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

For the year ended August 31, 2025, the Distributor received sales charges on sales of the Portfolios’ Class A shares. In addition, CDSCs were paid to the Manager for Class C shares. The Distributor and the Manager have advised the Portfolios that the approximate amounts are as follows:

Portfolio	Distributor Sales Charges Class A	CDSC’s Class C
Large Capitalization Value	$24	$65
Large Capitalization Growth	16,973	1,261
Mid Capitalization	622	46
Small Capitalization	361	26
International Equity	11	17
Health & Biotechnology	4,987	-
Technology & Communications	1,185	35
Energy & Basic Materials	4	108
Financial Services	4	-
Investment Quality Bond	32	-
Municipal Bond	-	-
U.S Government Money Market	-	634
Aggressive Balanced Allocation	-	54
Conservative Balanced Allocation	-	159
Moderate Balanced Allocation	69	556
Moderately Aggressive Balanced Allocation	63	9
Moderately Conservative Balanced Allocation	-	112

(d) The Trust and the Manager have entered into Excess Expense Agreements (the “Expense Agreements”). In connection with the Expense Agreements, the Manager is currently voluntarily waiving, all or a portion of its management fees and/or assuming certain other operating expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) of certain Portfolios in order to maintain the expense ratios of each class of the Portfolios at or below predetermined levels (each an “Expense Cap”). The annual expense caps in effect at August 31, 2025 for each portfolio were: 3.00%, 3.60% and 2.60% for Class A, C and I shares, respectively, of Large Capitalization Value, Large Capitalization Growth, Mid Capitalization, and Small Capitalization; 3.30%, 3.90% and 2.90% for Class A, C and I shares, respectively, of International Equity; 2.30%, 2.90% and 1.90%, for Class A, C and I shares, respectively, of Investment Quality Bond and Municipal Bond; 2.15%, 2.75% and 1.75% for Class A, C and I shares, respectively, of U.S. Government Money Market; 3.40%, 4.00% and 3.00% for Class A, C and I shares, respectively, of Health & Biotechnology, Technology & Communications, Energy & Basic Materials and Financial Services. For the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation the Manager is waiving all or a portion of its management fees and/or assuming certain operating expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) the expense caps are 1.24%, 0.99% and 1.99% for Classes A, I and C shares respectively. Under the terms of the Expense Agreements, the Manager is permitted to seek reimbursement from the Portfolios, subject to limitations, for fees they waived and Portfolio expenses they paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio’s operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

The Expense Agreement with the Manager may be terminated by either party, without penalty, upon receipt of 60 days prior notice, except for the Aggressive Balanced Allocation, Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Moderately Conservative Balanced Allocation which shall continue through December 31, 2025.

In addition, the U.S. Government Money Market Portfolio’s distributor has agreed to waive Distribution Fees and/or Service (12b-1) Fees for the Portfolio’s Class A and C shares through December 31, 2025. The Agreement may only be terminated during its term by or with the consent of the Trust’s Board of Trustees.

The following table shows the available waived expenses and expiration date for each Portfolio subject to potential recovery.

Portfolio	8/31/2026	8/31/2027	8/31/2028
International Equity	$-	$-	$16,960
Energy & Basic Materials	2,175	5,822	14,802
Financial Services	742	10,179	14,108
Municipal Bond	6,922	14,118	14,556
Aggressive Balanced Allocation	16,046	20,749	25,837
Conservative Balanced Allocation	28,817	32,927	40,556
Moderate Balanced Allocation	21,341	25,431	33,813
Moderately Aggressive Balanced Allocation	14,601	18,014	24,159
Moderately Conservative Balanced Allocation	11,198	14,298	20,243

(e) The following Portfolios in the Trust had portfolio trades executed with a certain broker pursuant to a commission recapture agreement. For the year ended August 31, 2025, the amount received by the participating Portfolios under this arrangement was as follows: Large Cap Value, $15,659; Health & Biotechnology, $919; and Technology & Communications, $3,053. These amounts are included with the realized gain/loss for each Portfolio in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

(f) Affiliated Investments — Companies which are affiliates of the Portfolios at August 31, 2025, are noted in the Portfolio’s Schedule of Investments. A summary of the investments in the affiliated investments are detailed below:

Affiliated Holding	Value at 8/31/2024	Purchases	Sale Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 8/31/2025	Shares at 8/31/2025	Income	Long Term Capital Gain Distribution
Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$40,719	$1,894	$-	$-	$(1,236)	$41,377	$3,029	$490	$-
Saratoga Health & Biotechnology Portfolio, CL I	55,098	2,533	-	-	(6,438)	51,193	2,224	-	535
Saratoga Large Capitalization Growth Portfolio, CL I	244,649	56,679	-	-	17,587	318,915	9,693	12,464	40,855
Saratoga Large Capitalization Value Portfolio, CL I	227,854	40,207	-	-	3,037	271,098	9,143	-	31,729
Saratoga Mid Capitalization Portfolio, CL I	153,591	25,322	-	-	(242)	178,671	12,113	3,383	18,639
Saratoga Small Capitalization Value Portfolio, CL I	123,333	20,253	-	-	(4,669)	138,917	18,597	-	12,618
Saratoga Technology & Communications Portfolio, CL I	52,758	7,380	-	-	3,910	64,048	2,211	-	5,598
Total	898,002			-	11,949	1,064,219		16,337	109,974

Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$423,502	$91,225	$10,220	$3,260	$26,401	$534,168	$16,236	$21,325	$69,900
Saratoga Large Capitalization Value Portfolio, CL I	390,998	53,618	11,461	1,466	2,368	436,989	14,738	-	53,618
Saratoga Mid Capitalization Portfolio, CL I	262,307	37,050	8,103	2,006	(2,189)	291,071	19,734	5,691	31,359
Saratoga Small Capitalization Value Portfolio, CL I	60,534	6,100	1,825	431	(2,915)	62,325	8,343	-	6,100
	1,137,341			7,163	23,665	1,324,553		27,016	160,977

Moderate Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$33,667	$1,930	$160	$(23)	$(1,162)	$34,252	$2,507	$422	$-
Saratoga Health & Biotechnology Portfolio, CL I	45,620	2,541	220	(17)	(5,536)	42,388	1,841	-	462
Saratoga Large Capitalization Growth Portfolio, CL I	369,173	99,419	1,705	396	24,781	492,064	14,956	19,472	63,827
Saratoga Large Capitalization Value Portfolio, CL I	356,116	69,125	1,848	47	2,751	426,191	14,374	-	51,653
Saratoga Mid Capitalization Portfolio, CL I	244,099	48,948	1,320	322	(2,016)	290,033	19,663	5,602	30,866
Saratoga Small Capitalization Value Portfolio, CL I	87,392	14,025	495	77	(4,239)	96,760	12,953	-	9,345
Saratoga Technology & Communications Portfolio, CL I	49,130	7,305	203	34	3,477	59,743	2,062	-	5,381
Total	1,185,197			836	18,056	1,441,431		25,496	161,534

Moderately Aggressive Balanced Allocation
Saratoga Energy & Basic Materials Portfolio, CL I	$27,189	$327	$-	$-	$(899)	$26,617	$1,949	$327	$-
Saratoga Health & Biotechnology Portfolio, CL I	32,074	312	-	-	(3,774)	28,612	1,243	-	312
Saratoga Large Capitalization Growth Portfolio, CL I	181,727	39,606	-	-	12,733	234,066	7,114	9,259	30,347
Saratoga Large Capitalization Value Portfolio, CL I	178,317	24,831	-	-	1,862	205,010	6,914	-	24,831
Saratoga Mid Capitalization Portfolio, CL I	130,455	18,705	-	-	(294)	148,866	10,093	2,873	15,832
Saratoga Small Capitalization Value Portfolio, CL I	72,749	7,443	-	-	(3,077)	77,115	10,323	-	7,443
Saratoga Technology & Communications Portfolio, CL I	30,615	3,248	-	-	2,216	36,079	1,245	-	3,248
Total	653,126			-	8,767	756,365		12,459	82,013

Moderately Conservative Balanced Allocation
Saratoga Large Capitalization Growth Portfolio, CL I	$145,140	$31,250	$9,120	$2,311	$7,046	$176,627	$5,369	$7,305	$23,945
Saratoga Large Capitalization Value Portfolio, CL I	138,518	19,023	9,824	836	(45)	148,508	5,009	-	19,023
Saratoga Mid Capitalization Portfolio, CL I	103,562	14,645	7,424	1,307	(1,831)	110,259	7,475	2,250	12,395
Saratoga Small Capitalization Value Portfolio, CL I	50,954	5,129	4,192	633	(3,064)	49,460	6,621	-	5,129
Total	438,174			5,087	2,106	484,854		9,555	60,492

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

4.	INVESTMENT TRANSACTIONS

(a) For the year ended August 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Portfolios were as follows:

Portfolio	Purchases	Sales
Large Capitalization Value	$16,924,611	$19,335,938
Large Capitalization Growth	23,599,767	27,067,330
Mid Capitalization	17,649,140	21,326,836
Small Capitalization	9,232,040	10,628,510
International Equity	1,352,867	2,214,701
Health & Biotechnology	2,377,318	4,535,055
Technology & Communications	2,747,695	8,975,372
Energy & Basic Materials	171,221	467,926
Financial Services	41,298	666,185
Investment Quality Bond	2,818,055	5,339,589
Municipal Bond	15,856	282,039
Aggressive Balanced Allocation	227,776	36,783
Conservative Balanced Allocation	550,898	369,520
Moderate Balanced Allocation	440,362	131,926
Moderately Aggressive Balanced Allocation	170,705	50,852
Moderately Conservative Balanced Allocation	138,569	112,937

(b) Certain Portfolios may enter into foreign currency exchange contracts. Because various Portfolios may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(c) Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Portfolio invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below:

(1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

The derivative instruments outstanding, as of August 31, 2025, as disclosed in the Portfolio of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund. The derivatives are not accounted for as hedging instruments under GAAP.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

The effect of derivative instruments on the Statements of Operations for the year ended August 31, 2025, were as follows:

Fund	Derivative	Location of loss on derivatives	Risk Type	Realized and unrealized gain (loss) on derivatives
International Equity
	Forward Exchange Contracts	Net realized loss from investments and foreign currency transactions	Foreign Exchange	$6,085

			Total	$6,085

5.	AUTHORIZED SHARES OF BENEFICIAL INTEREST AND PAR VALUE PER SHARE

Each Portfolio has unlimited shares of beneficial interest authorized at $0.01 par value per share. For the periods indicated, transactions were as follows:

	Class I Shares		Class A Shares		Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Large Capitalization Value
Issued	26,394	66,943	270	473	428	300
Redeemed	(176,607)	(203,232)	(1,540)	(597)	(1,246)	(4,615)
Reinvested from Dividends	99,453	6,324	2,353	123	783	83
Net Increase (Decrease) in Shares	(50,760)	(129,965)	1,083	(1)	(35)	(4,232)
Large Capitalization Growth
Issued	404,650	368,572	28,257	25,548	14,573	486
Redeemed	(490,886)	(363,844)	(8,562)	(4,386)	(76,218)	(132,783)
Reinvested from Dividends	212,741	73,577	25,880	6,702	90,826	31,856
Net Increase (Decrease) in Shares	126,505	78,305	45,575	27,864	29,181	(100,441)
Mid Capitalization
Issued	25,164	29,685	1,722	20,794	692	466
Redeemed	(247,642)	(84,628)	(33,539)	(16,646)	(8,523)	(5,297)
Reinvested from Dividends	103,008	8,809	21,887	1,430	2,375	158
Net Decrease in Shares	(119,470)	(46,134)	(9,930)	5,578	(5,456)	(4,673)
Small Capitalization
Issued	77,372	110,962	1,487	132	8,275	2,199
Redeemed	(277,166)	(134,335)	(1,257)	(240)	-	(19)
Reinvested from Dividends	94,657	-	1,386	-	17,265	-
Net Increase (Decrease) in Shares	(105,137)	(23,373)	1,616	(108)	25,540	2,180
International Equity
Issued	27,132	26,038	15	11	160	160
Redeemed	(95,491)	(56,480)	(345)	(438)	-	(686)
Reinvested from Dividends	1,921	2,555	10	15	-	-
Net Increase (Decrease) in Shares	(66,438)	(27,887)	(320)	(412)	160	(526)
Health & Biotechnology
Issued	5,473	24,192	7,715	4,665	-	-
Redeemed	(61,097)	(37,839)	(32,384)	(19,395)	(6,733)	(7,663)
Reinvested from Dividends	2,633	11,939	2,816	12,604	607	3,107
Net Increase (Decrease) in Shares	(52,991)	(1,708)	(21,853)	(2,126)	(6,126)	(4,556)
Technology & Communications
Issued	18,839	27,118	9,506	26,196	890	439
Redeemed	(140,248)	(147,760)	(88,199)	(114,485)	(56,475)	(96,455)
Reinvested from Dividends	87,708	55,839	86,053	53,670	34,347	23,507
Net Increase (Decrease) in Shares	(33,701)	(64,803)	7,360	(34,619)	(21,238)	(72,509)
Energy & Basic Materials
Issued	4,045	33,292	1,676	47	-	1,767
Redeemed	(27,220)	(37,068)	(3,252)	(634)	(1,064)	-
Reinvested from Dividends	1,095	1,509	59	117	26	-
Net Decrease in Shares	(22,080)	(2,267)	(1,517)	(470)	(1,038)	1,767
Financial Services
Issued	8,076	34,098	7	29	-	-
Redeemed	(58,492)	(24,134)	(3,054)	(1,667)	-	-
Reinvested from Dividends	6,102	4,770	206	316	- **	- **
Net Increase (Decrease) in Shares	(44,314)	14,734	(2,841)	(1,322)	- **	- **
Investment Quality Bond
Issued	66,571	110,944	56	561	-	-
Redeemed	(398,371)	(131,823)	(2,169)	(838)	-	(366)
Reinvested from Dividends	21,462	21,837	255	240	- **	1
Net Decrease in Shares	(310,338)	958	(1,858)	(37)	- **	(365)

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

	Class I Shares		Class A Shares		Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2025	Year Ended August 31, 2024
Municipal Bond
Issued	753	4,644	110	518	160	200
Redeemed	(36,474)	(3,823)	-	-	(112)	(521)
Reinvested from Dividends	661	-	16	-	4	-
Net Increase (Decrease) in Shares	(35,060)	821	126	518	52	(321)
U.S. Government Money Market
Issued	4,563,742	1,294,450	25,450	1,336	52,946	523,818
Redeemed	(4,385,940)	(2,314,927)	(53,157)	(12,538)	(115,338)	(623,544)
Reinvested from Dividends	134,375	154,301	1,888	2,489	2,560	9,637
Net Increase (Decrease) in Shares	312,177	(866,176)	(25,819)	(8,713)	(59,832)	(90,089)
Aggressive Balanced Allocation
Issued	6,338	7,781	-	-	462	574
Redeemed	(1,060)	(1,815)	-	(1)	(61)	-
Reinvested from Dividends	2,728	2,335	345	322	363	385
Net Increase in Shares	8,006	8,301	345	321	764	959
Conservative Balanced Allocation
Issued	8,150	6,231	-	-	1,458	2,220
Redeemed	(13,472)	(8,952)	(128)	(131)	(485)	(830)
Reinvested from Dividends	7,166	5,232	108	80	1,584	962
Net Increase (Decrease) in Shares	1,844	2,511	(20)	(51)	2,557	2,352
Moderate Balanced Allocation
Issued	3,178	19,348	93	101	11,492	5,644
Redeemed	(3,367)	(8,868)	-	-	(1,364)	(1,698)
Reinvested from Dividends	4,359	3,103	64	41	1,768	823
Net Increase in Shares	4,170	13,583	157	142	11,896	4,769
Moderately Aggressive Balanced Allocation
Issued	1,201	3,692	145	1,546	761	889
Redeemed	(14)	(4,798)	(1)	(694)	-	(1,721)
Reinvested from Dividends	2,373	1,778	245	188	483	371
Net Increase (Decrease) in Shares	3,560	672	389	1,040	1,244	(461)
Moderately Conservative Balanced Allocation
Issued	406	47	-	-	1,121	1,633
Redeemed	(6,271)	(1,187)	-	-	-	-
Reinvested from Dividends	2,225	519	- **	- **	624	-
Net Increase (Decrease) in Shares	(3,640)	(621)	- **	- **	1,745	1,633

**	Amount represents less than 0.5 shares.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation as of August 31, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Capitalization Value	$16,016,206	$3,121,535	$(384,099)	$2,737,436
Large Capitalization Growth	29,369,043	10,748,140	(504,340)	10,243,800
Mid Capitalization	8,782,836	2,088,221	(184,850)	1,903,371
Small Capitalization	5,396,224	1,083,450	(168,916)	914,534
International Equity	2,337,602	1,007,389	(36,171)	971,218
Health & Biotechnology	6,340,387	3,609,981	(57,108)	3,552,873
Technology & Communications	9,974,768	33,055,079	(279,937)	32,775,142
Energy & Basic Materials	810,222	302,330	(92,941)	209,389
Financial Services	481,898	591,489	(8,636)	582,853
Investment Quality Bond	8,381,722	168,088	(3,140)	164,948
Municipal Bond	273,369	-	(4,660)	(4,660)
U.S. Government Money Market	4,760,587	-	-	-
Aggressive Balanced Allocation	1,441,136	217,249	(1,603)	215,646
Conservative Balanced Allocation	3,072,320	248,159	(5,649)	242,510
Moderate Balanced Allocation	2,224,275	298,350	(19,700)	278,650
Moderately Aggressive Balanced Allocation	1,119,553	160,237	(3,877)	156,360
Moderately Conservative Balanced Allocation	818,165	89,397	(665)	88,732

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends utilized during the year ended August 31, 2025 was as follows:

For fiscal year ended 8/31/2025	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$635,501	$2,158,324	$-	$-	$2,793,825
Large Capitalization Growth	1,790,988	5,870,504	-	-	7,661,492
Mid Capitalization	280,432	1,545,209	-	-	1,825,641
Small Capitalization	-	738,103	-	-	738,103
International Equity	23,224	-	-	-	23,224
Health & Biotechnology	-	135,622	-	-	135,622
Technology & Communications	-	4,890,640	-	-	4,890,640
Energy & Basic Materials	15,807	-	-	-	15,807
Financial Services	-	77,991	-	-	77,991
Investment Quality Bond	207,594	-	-	-	207,594
Municipal Bond	19	-	6,120	-	6,139
U.S. Government Money Market	142,444	-	-	-	142,444
Aggressive Balanced Allocation	20,879	20,771	-	-	41,650
Conservative Balanced Allocation	67,113	32,649	-	-	99,762
Moderate Balanced Allocation	36,890	38,367	-	-	75,257
Moderately Aggressive Balanced Allocation	18,422	19,088	-	-	37,510
Moderately Conservative Balanced Allocation	20,830	10,907	-	-	31,737

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

The tax character of dividends utilized during the year ended August 31, 2024 was as follows:

For fiscal year ended 8/31/2024	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Large Capitalization Value	$-	$171,527	$-	$-	$171,527
Large Capitalization Growth	-	2,262,394	-	-	2,262,394
Mid Capitalization	4	128,079	-	-	128,083
Small Capitalization	-	-	-	-	-
International Equity	26,662	-	-	-	26,662
Health & Biotechnology	-	570,633	-	-	570,633
Technology & Communications	-	2,766,279	-	-	2,766,279
Energy & Basic Materials	23,061	-	-	-	23,061
Financial Services	-	49,028	-	-	49,028
Investment Quality Bond	202,975	-	-	-	202,975
Municipal Bond	-	-	-	-	-
U.S. Government Money Market	169,229	-	-	-	169,229
Aggressive Balanced Allocation	4,953	27,080	-	-	32,033
Conservative Balanced Allocation	49,212	16,425	-	-	65,637
Moderate Balanced Allocation	17,276	25,730	-	-	43,006
Moderately Aggressive Balanced Allocation	9,927	15,084	-	-	25,011
Moderately Conservative Balanced Allocation	5,204	-	-	-	5,204

During the fiscal year ended August 31, 2025, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, net operating losses and short-term capital gains, tax adjustments for prior year tax returns, reclassification of Fund distributions, adjustments for nondeductible payments and foreign tax credit pass-through, and the use of tax equalization credits, resulted in reclassification for the tax year ended August 31, 2025, as follows:

	Paid In Capital	Distributable or Accumulated Earnings (Loss)
Large Capitalization Value	$204,278	$(204,278)
Large Capitalization Growth	555,681	(555,681)
Mid Capitalization	321,549	(321,549)
Small Capitalization	32,587	(32,587)
International Equity	(16,912)	16,912
Health & Biotechnology	(184,104)	184,104
Technology & Communications	(343,401)	343,401
Energy & Basic Materials	-	-
Financial Services	34,991	(34,991)
Investment Quality Bond	-	-
Municipal Bond	-	-
U.S. Government Money Market	-	-
Aggressive Balanced Allocation	-	-
Conservative Balanced Allocation	5,171	(5,171)
Moderate Balanced Allocation	-	-
Moderately Aggressive Balanced Allocation	-	-
Moderately Conservative Balanced Allocation	-	-

Net assets were unaffected by the above reclassifications.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

As of each of the Portfolio’s tax year ended August 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards
Large Capitalization Value	$575,881	$1,126,946	$(104,036)	$-
Large Capitalization Growth	1,316,003	1,092,719	(254,377)	-
Mid Capitalization	747,155	1,260,418	-	-
Small Capitalization	-	505,296	(57,590)	-
International Equity	-	-	-	(2,125,064)
Health & Biotechnology	-	368,603	(119,208)	-
Technology & Communications	-	4,764,112	(514,573)	-
Energy & Basic Materials	13,603	-	-	(919,972)
Financial Services	-	124,267	-	-
Investment Quality Bond	37,350	-	-	(154,468)
Municipal Bond	5,412	-	-	(27,694)
U.S. Government Money Market	591	-	-	-
Aggressive Balanced Allocation	2,349	110,524	-	-
Conservative Balanced Allocation	29,503	166,393	-	-
Moderate Balanced Allocation	7,342	165,213	-	-
Moderately Aggressive Balanced Allocation	3,989	82,382	-	-
Moderately Conservative Balanced Allocation	1,756	67,158	-	-

	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Large Capitalization Value	$-	$2,737,436	$4,336,227
Large Capitalization Growth	-	10,243,800	12,398,145
Mid Capitalization	-	1,903,371	3,910,944
Small Capitalization	-	914,534	1,362,240
International Equity	-	971,616	(1,153,448)
Health & Biotechnology	-	3,552,873	3,802,268
Technology & Communications	-	32,775,142	37,024,681
Energy & Basic Materials	-	209,375	(696,994)
Financial Services	-	582,853	707,120
Investment Quality Bond	-	164,948	47,830
Municipal Bond	-	(4,660)	(26,942)
U.S. Government Money Market	(53)	-	538
Aggressive Balanced Allocation	-	215,646	328,519
Conservative Balanced Allocation	-	242,510	438,406
Moderate Balanced Allocation	-	278,650	451,205
Moderately Aggressive Balanced Allocation	-	156,360	242,731
Moderately Conservative Balanced Allocation	-	88,732	157,646

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts, mark-to-market on passive foreign investment companies, accrued dividends payable and C-Corporations adjustments. The unrealized appreciation in the table above includes unrealized foreign currency gain/(loss) of $398 for the International Equity Portfolio.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios below incurred and elected to defer such late year losses as follows:

Late Year Losses
Large Capitalization Value	$104,036
Large Capitalization Growth	254,377
Mid Capitalization	-
Small Capitalization	57,590
International Equity	-
Health & Biotechnology	119,208
Technology & Communications	514,573
Energy & Basic Materials	-
Financial Services	-
Investment Quality Bond	-
Municipal Bond	-
U.S. Government Money Market	-
Aggressive Balanced Allocation	-
Conservative Balanced Allocation	-
Moderate Balanced Allocation	-
Moderately Aggressive Balanced Allocation	-
Moderately Conservative Balanced Allocation	-

8.	FOREIGN TAX CREDIT (Unaudited)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal year ended August 31, 2025, were as follows:

For fiscal year ended 8/31/2025	Foreign Taxes Paid	Foreign Source Income
International Equity Fund	$1.0488	$0.0172

For fiscal year ended 8/31/2024	Foreign Taxes Paid	Foreign Source Income
International Equity Fund	$0.0366	$0.0867
Aggressive Balanced Allocation	0.0013	0.0187

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Investment Quality Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with each Portfolio’s financial statements. As of August 31, 2025, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 92.0%.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

The performance of the Municipal Bond Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of August 31, 2025, the percentage of net assets invested in the Vanguard Intermediate-Term Tax-Exempt Fund – Admiral Class was 100.8%.

The performance of the Conservative Balanced Allocation Portfolio will be directly affected by the performance of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class. The financial statements of the Vanguard Intermediate-Term Bond Index Fund – Admiral Class, including the portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Portfolio’s financial statements. As of August 31, 2025, the percentage of net assets invested in the Vanguard Intermediate-Term Bond Index Fund – Admiral Class was 39.3%.

10.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of August 31, 2025, the below entities held more than 25% of the voting securities for each of the Funds listed.

	First National Bank*	Mid Atlantic Trust Company FBO*
Large Cap Value	42.23%	-
Mid Cap	39.26%	-
Small Cap	40.66%	-
International Equity	49.84%	-
Energy & Basic Materials	40.52%	-
Financial Services	53.65%	-
Investment Quality Bond	56.15%	-
U.S. Government Money Market	50.35%	-
Aggressive Balanced Allocation	58.08%	33.16%
Conservative Balanced Allocation	41.21%	33.19%
Moderate Balanced Allocation Portfolio	46.84%	27.69%
Moderately Aggressive Balanced Allocation	58.40%	39.33%
Moderately Conservative Balanced Allocation	74.95%	-

*	Comprised of multiple investors and accounts

11.	NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS
Year Ended August 31, 2025 (Continued)

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following:

Dividends: The Board declared the following monthly dividends:

Fund	Dividend Per Share	Record Date	Payable Date
Saratoga Investment Quality Bond Fund - Class A	0.0114	8/29/2025	9/3/2025
Saratoga Investment Quality Bond Fund - Class C	0.0051	8/29/2025	9/3/2025
Saratoga Investment Quality Bond Fund - Class I	0.0144	8/29/2025	9/3/2025

Fund	Dividend Per Share	Record Date	Payable Date
Saratoga Investment Quality Bond Fund - Class A	0.0160	9/30/2025	10/2/2025
Saratoga Investment Quality Bond Fund - Class C	0.0160	9/30/2025	10/2/2025
Saratoga Investment Quality Bond Fund - Class I	0.0160	9/30/2025	10/2/2025

The Financial Services Portfolio, Energy & Basic Materials Portfolio and Municipal Bond Portfolio will be liquidated. The liquidations are planned to occur sometime in the fourth quarter of 2025.

Effective October 27, 2025, for the Excess Expense Agreement, the voluntary expense caps will change for the Funds listed below. The Agreement may be terminated on 30 day’s prior notice (instead of the current 60 day’s prior notice).

Portfolio	Class of Shares	Voluntary Expense Cap as a Percentage of Average Daily Net Assets
	I	3.00%
Mid Capitalization	A	3.40%
	C	4.00%
	I	3.00%
Small Capitalization	A	3.40%
	C	4.00%
	I	3.00%
International Equity	A	3.40%
	C	4.00%
	I	2.40%
Investment Quality Bond	A	2.80%
	C	3.40%
	I	2.40%
Municipal Bond	A	2.80%
	C	3.40%

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$27.35	$24.05	$24.22	$30.50	$21.26
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.30)	(0.25)	(0.17)	(0.36)	(0.26)
Net realized and unrealized gain	3.84	3.76	2.09	0.37	9.50
Total from investment operations	3.54	3.51	1.92	0.01	9.24
Dividends and Distributions:
Distributions from realized gains	(4.15)	(0.21)	(2.09)	(6.29)	-
Total dividends and distributions	(4.15)	(0.21)	(2.09)	(6.29)	-
Net Asset Value, End of Year	$26.74	$27.35	$24.05	$24.22	$30.50
Total Return*	14.50%	14.72%	8.71%	(0.62)%	43.46%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$421	$401	$353	$315	$398
Ratio of gross operating expenses to average net assets (2)	2.16%	2.28%	2.05%	2.11%	1.71%
Ratio of net investment loss after expense recoupment to average net assets	(1.19)%	(0.97)%	(0.72)%	(1.39)%	(0.97)%
Portfolio Turnover Rate	93%	83%	90%	117%	108%

	Large Capitalization Growth Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$25.95	$20.88	$19.87	$30.37	$25.68
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.35)	(0.32)	(0.24)	(0.32)	(0.25)
Net realized and unrealized gain (loss)	6.94	7.29	2.73	(3.36)	7.38
Total from investment operations	6.59	6.97	2.49	(3.68)	7.13
Dividends and Distributions:
Distributions from realized gains	(6.86)	(1.90)	(1.48)	(6.37)	(2.44)
Distributions from return of capital	-	-	-	(0.45)	-
Total dividends and distributions	(6.86)	(1.90)	(1.48)	(6.82)	(2.44)
Net Asset Value, End of Year	$25.68	$25.95	$20.88	$19.87	$30.37
Total Return*	28.29%	35.90%	14.05%	(16.80)%	30.64%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,496	$2,350	$1,309	$1,087	$1,397
Ratio of gross operating expenses to average net assets (3)	2.23%	2.11%	2.02%	2.06%	1.76%
Ratio of net investment loss after expense recoupment to average net assets	(1.44)%	(1.39)%	(1.29)%	(1.38)%	(0.97)%
Portfolio Turnover Rate	66%	99%	74%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	2.16%	2.28%	2.05%	2.11%	1.71%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	2.23%	2.11%	2.02%	2.06%	1.76%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$12.58	$10.34	$10.11	$13.14	$10.30
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.16)	(0.09)	(0.01)	(0.08)	(0.07)
Net realized and unrealized gain/loss	1.84	2.47	0.45	(1.08)	3.98
Total from investment operations	1.68	2.38	0.44	(1.16)	3.91
Dividends and Distributions:
Distributions from realized gains	(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Total dividends and distributions	(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Net Asset Value, End of Year	$12.14	$12.58	$10.34	$10.11	$13.14
Total Return*	13.63%	23.32%	4.41%	(10.28)%	40.11%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,392	$1,567	$1,230	$1,355	$1,711
Ratio of gross operating expenses to average net assets (2)	2.65%	2.03%	2.09%	2.42%	2.06%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.40)%	(0.78)%	(0.15)%	(0.73)%	(0.60)%
Portfolio Turnover Rate	152%	129%	68%	43%	55%

	Small Capitalization Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$6.67	$5.57	$6.07	$8.53	$5.83
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.10)	(0.06)	(0.03)	(0.07)	(0.08)
Net realized and unrealized gain/(loss)	0.49	1.16	0.15	(0.40)	2.78
Total from investment operations	0.39	1.10	0.12	(0.47)	2.70
Dividends and Distributions:
Distributions from realized gains	(0.80)	-	(0.62)	(1.99)	-
Total dividends and distributions	(0.80)	-	(0.62)	(1.99)	-
Net Asset Value, End of Year	$6.26	$6.67	$5.57	$6.07	$8.53
Total Return*	5.63%	19.75%	2.30%	(8.58)%	46.31%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$70	$64	$54	$55	$71
Ratio of gross operating expenses to average net assets (3)	2.92%	2.28%	2.23%	2.47%	2.11%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.65)%	(1.05)%	(0.49)%	(1.07)%	(1.02)%
Portfolio Turnover Rate	145%	135%	95%	104%	103%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	2.65%	2.03%	2.09%	2.42%	2.06%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	2.92%	2.28%	2.23%	2.47%	2.11%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.90	$10.56	$9.11	$12.15	$8.90
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.09)	(0.02)	(0.03)	(0.01)	0.02
Net realized and unrealized gain (loss)	2.54	1.41	1.48	(3.03)	3.28
Total from investment operations	2.45	1.39	1.45	(3.04)	3.30
Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.05)	-	-	(0.05)
Total dividends and distributions	(0.03)	(0.05)	-	-	(0.05)
Net Asset Value, End of Year	$14.32	$11.90	$10.56	$9.11	$12.15
Total Return*	20.68%	13.18%#	15.92%#	(25.02)%	37.26%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$44	$41	$41	$36	$106
Ratio of gross operating expenses to average net assets (2)	3.83%	2.80%	2.59%	3.78%	2.78%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.74)%	(0.19)%	(0.29)%	(0.13)%	0.19%
Portfolio Turnover Rate	41%	38%	59%	47%	59%

	Health & Biotechnology Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$21.76	$19.32	$19.35	$21.69	$20.31
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.36)	(0.32)	(0.26)	(0.30)	(0.22)
Net realized and unrealized gain (loss)	(2.06)	3.78	1.50	(1.25)	4.18
Total from investment operations	(2.42)	3.46	1.24	(1.55)	3.96
Dividends and Distributions:
Distributions from realized gains	(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Total dividends and distributions	(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Net Asset Value, End of Year	$19.09	$21.76	$19.32	$19.35	$21.69
Total Return*	(11.15)%	18.90%	6.12%	(7.28)%	21.93%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$4,311	$5,389	$4,827	$4,821	$5,473
Ratio of gross operating expenses to average net assets (3)	3.00%	2.72%	2.75%	2.90%	2.54%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.84)%	(1.65)%	(1.33)%	(1.46)%	(1.08)%
Portfolio Turnover Rate	22%	17%	58%	23%	19%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	3.30%	2.80%	3.30%	3.30%	2.63%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	3.00%	2.72%	2.75%	2.90%	2.54%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$22.11	$19.75	$19.65	$30.39	$28.24
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.43)	(0.37)	(0.29)	(0.35)	(0.44)
Net realized and unrealized gain (loss)	4.06	4.23	3.69	(6.75)	6.23
Total from investment operations	3.63	3.86	3.40	(7.10)	5.79
Dividends and Distributions:
Distributions from realized gains	(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Total dividends and distributions	(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Net Asset Value, End of Year	$22.85	$22.11	$19.75	$19.65	$30.39
Total Return*	17.36%	20.76%	22.58%	(26.36)%	23.38%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$16,150	$15,464	$14,494	$13,789	$20,175
Ratio of gross operating expenses to average net assets (2)	2.82%	2.62%	2.77%	2.53%	2.39%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.01)%	(1.79)%	(1.69)%	(1.45)%	(1.60)%
Portfolio Turnover Rate	7%	8%	6%	3%	10%

	Energy & Basic Materials Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$12.80	$12.63	$11.30	$9.77	$7.48
Income (Loss) from Investment Operations:
Net investment income (1)	0.10	0.09	0.14	0.33	0.09
Net realized and unrealized gain (loss)	(0.43)	0.23	1.52	1.28	2.31
Total from investment operations	(0.33)	0.32	1.66	1.61	2.40
Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.15)	(0.33)	(0.08)	(0.11)
Total dividends and distributions	(0.10)	(0.15)	(0.33)	(0.08)	(0.11)
Net Asset Value, End of Year	$12.37	$12.80	$12.63	$11.30	$9.77
Total Return*	(2.57)%	2.55%	14.93%	16.54%	32.30%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$105	$128	$132	$237	$99
Ratio of gross operating expenses to average net assets (3)	4.68%	3.81%	3.52%	3.30%	4.43%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	0.86%	0.75%	1.15%	2.89%	0.97%
Portfolio Turnover Rate	15%	47%	51%	43%	81%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	2.82%	2.62%	2.77%	2.53%	2.39%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials
	3.40%	3.40%	3.40%	3.30%	3.40%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Financial Services Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$10.12	$8.21	$8.57	$10.59	$7.19
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.16)	(0.10)	(0.04)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	1.93	2.45	0.15	(1.43)	3.81
Total from investment operations	1.77	2.35	0.11	(1.51)	3.74
Dividends and Distributions:
Distributions from realized gains	(0.61)	(0.44)	(0.47)	(0.51)	(0.34)
Total dividends and distributions	(0.61)	(0.44)	(0.47)	(0.51)	(0.34)
Net Asset Value, End of Year	$11.28	$10.12	$8.21	$8.57	$10.59
Total Return*	17.86%	29.77%	1.22%	(15.00)%	53.66%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$45	$69	$67	$204	$251
Ratio of gross operating expenses to average net assets (2)	4.39%	4.23%	3.59%	3.68%	3.81%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.48)%	(1.11)%	(0.50)%	(0.82)%	(0.76)%
Portfolio Turnover Rate	3%	32%	45%	39%	59%

	Investment Quality Bond Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$9.37	$9.06	$9.15	$9.62	$9.76
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.17	0.15	0.07	(0.14)	(0.08)
Net realized and unrealized gain (loss)	0.09	0.30	(0.09)	(0.21)	(0.04)
Total from investment operations	0.26	0.45	(0.02)	(0.35)	(0.12)
Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.14)	(0.03)	-	(0.02)
Distributions from realized gains	-	-	-	(0.12)	-
Distributions from return of capital	-	-	(0.04)	-	-
Total dividends and distributions	(0.16)	(0.14)	(0.07)	(0.12)	(0.02)
Net Asset Value, End of Year	$9.47	$9.37	$9.06	$9.15	$9.62
Total Return*	2.76%	4.98%	(0.26)%	(3.62)%	(1.27)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$134	$150	$146	$151	$171
Ratio of gross operating expenses to average net assets (3),(4)	2.16%	1.80%	1.78%	2.31%	1.81%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.79%	1.72%	0.80%	(1.51)%	(0.77)%
Portfolio Turnover Rate	29%	60%	103%	1%	62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
	3.40%	3.40%	3.40%	3.40%	3.40%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	2.16%	1.80%	1.78%	2.30%	1.81%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Municipal Bond Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$8.70	$8.46	$8.59	$8.91	$8.99
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.07	0.06	(0.06)	(0.16)	(0.09)
Net realized and unrealized gain (loss)	(0.12)	0.18	(0.07)	(0.16)	0.02
Total from investment operations	(0.05)	0.24	(0.13)	(0.32)	(0.07)
Dividends and Distributions:
Dividends from net investment income	(0.07)	-	-	-	-
Return of Capital	-	-	-	-	(0.01)
Total dividends and distributions	(0.07)	-	-	-	(0.01)
Net Asset Value, End of Year	$8.58	$8.70	$8.46	$8.59	$8.91
Total Return*	(0.58)%	2.84%	(1.51)%	(3.59)%#	(0.81)%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$18	$17	$12	$65	$78
Ratio of gross operating expenses to average net assets (2),(4)	5.42%	4.81%	3.52%	2.92%	3.14%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	0.85%	0.73%	(0.74)%	(1.83)%	-0.99%
Portfolio Turnover Rate	4%	36%	101%	0%	82%

	U.S. Government Money Market Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.03	0.03	0.03	0.00 **	0.00 **
Total from investment operations	0.03	0.03	0.03	0.00 **	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.03)	(0.03)	(0.00)**	(0.00)**
Total dividends and distributions	(0.03)	(0.03)	(0.03)	(0.00)**	(0.00)**
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.68%	3.09%	2.86%	0.01%	0.02%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$52	$77	$86	$139	$409
Ratio of gross operating expenses to average net assets (3),(4)	1.82%	2.11%	1.35%	1.36%	1.07%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	2.60%	3.08%	2.75%	0.01%	0.01%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
	2.30%	2.30%	2.30%	2.30%	1.64%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market
	1.82%	2.11%	1.35%	0.32%	0.02%
(4)	Does not include the expenses of funds in which the Fund invests.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Aggressive Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.79	$10.37	$10.34	$12.48	$10.39
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.17	0.03	0.03	(0.06)	(0.04)
Net realized and unrealized gain (loss)	1.15	1.67	0.68	(0.96)	2.33
Total from investment operations	1.32	1.70	0.71	(1.02)	2.29
Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.03)	(0.07)	(0.37)	(0.12)
Distributions from realized gains	(0.18)	(0.25)	(0.61)	(0.75)	(0.08)
Total dividends and distributions	(0.34)	(0.28)	(0.68)	(1.12)	(0.20)
Net Asset Value, End of Year	$12.77	$11.79	$10.37	$10.34	$12.48
Total Return*	11.35%	16.75%	7.33%	(9.07)%	22.33%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$162	$145	$124	$0 ^	$5
Ratio of gross operating expenses to average net assets (2)	2.97%	2.91%	2.84%	2.73%	2.73%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.24%	1.18%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.38%	0.26%	0.33%	(0.46)%	(0.35)%
Portfolio Turnover Rate	3%	8%	26%	2%	54%

	Conservative Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.26	$10.33	$10.39	$11.98	$10.56
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.26	0.15	0.14	0.27	(0.05)
Net realized and unrealized gain (loss)	0.78	1.02	0.25	(1.01)	1.49
Total from investment operations	1.04	1.17	0.39	(0.74)	1.44
Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.18)	(0.01)	(0.26)	(0.02)
Distributions from realized gains	(0.13)	(0.06)	(0.44)	(0.59)	-
Total dividends and distributions	(0.37)	(0.24)	(0.45)	(0.85)	(0.02)
Net Asset Value, End of Year	$11.93	$11.26	$10.33	$10.39	$11.98
Total Return*	9.37%	11.54%	4.00%	(6.64)%	13.70%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$40	$38	$35	$36	$38
Ratio of gross operating expenses to average net assets (2)	2.53%	2.37%	2.32%	2.26%	2.19%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.24%	1.18%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	2.27%	1.36%	1.41%	2.47%	(0.45)%
Portfolio Turnover Rate	13%	22%	50%	11%	71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderate Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$12.00	$10.69	$10.72	$12.53	$10.67
Income from Investment Operations:
Net investment income (loss) (1)	0.21	0.06	0.08	0.39	(0.08)
Net realized and unrealized gain (loss)	1.09	1.50	0.48	(1.27)	2.06
Total from investment operations	1.30	1.56	0.56	(0.88)	1.98
Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.10)	-	(0.32)	(0.05)
Distributions from realized gains	(0.21)	(0.15)	(0.59)	(0.61)	(0.07)
Total dividends and distributions	(0.41)	(0.25)	(0.59)	(0.93)	(0.12)
Net Asset Value, End of Year	$12.89	$12.00	$10.69	$10.72	$12.53
Total Return*	11.04%	14.83%	5.55%	(7.59)%	18.77%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$26	$23	$19	$16	$53
Ratio of gross operating expenses to average net assets (2)	2.71%	2.53%	2.56%	2.48%	2.39%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.24%	1.18%
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (2)	1.69%	0.56%	0.81%	3.35%	(0.67)%
Portfolio Turnover Rate	6%	18%	41%	2%	52%

	Moderately Aggressive Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.87	$10.56	$10.54	$12.24	$10.46
Income from Investment Operations:
Net investment income (loss) (1)	0.19	0.05	0.08	0.36	0.42
Net realized and unrealized gain (loss)	1.10	1.54	0.52	(1.11)	1.52
Total from investment operations	1.29	1.59	0.60	(0.75)	1.94
Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.11)	-	(0.36)	(0.06)
Distributions from realized gains	(0.21)	(0.17)	(0.58)	(0.59)	(0.10)
Total dividends and distributions	(0.40)	(0.28)	(0.58)	(0.95)	(0.16)
Net Asset Value, End of Year	$12.76	$11.87	$10.56	$10.54	$12.24
Total Return*	11.03%	15.36%	5.96%	(8.09)%	18.71%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$100	$88	$67	$63	$0 ^
Ratio of gross operating expenses to average net assets (2)	3.30%	3.00%	2.81%	2.47%	2.49%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.24%	1.11%
Ratio of net investment income (loss) after expenses reimbursement/recoupment to average net assets (2)	1.57%	0.46%	0.81%	3.25%	3.82%
Portfolio Turnover Rate	5%	15%	34%	0%	48%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Conservative Balanced Allocation Portfolio - Class A Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.09	$9.76	$9.95	$13.00	$10.36
Income from Investment Operations:
Net investment income (loss) (1)	0.45	0.31	0.38	0.28	(0.03)
Net realized and unrealized gain (loss)	0.77	1.11	0.14	(2.07)	2.82
Total from investment operations	1.22	1.42	0.52	(1.79)	2.79
Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.09)	-	(0.32)	(0.01)
Distributions from realized gains	(0.17)	-	(0.71)	(0.94)	(0.14)
Total dividends and distributions	(0.43)	(0.09)	(0.71)	(1.26)	(0.15)
Net Asset Value, End of Year	$11.88	$11.09	$9.76	$9.95	$13.00
Total Return*	11.30%	14.63%	5.62%	(7.19)%	27.25%#
Ratios and Supplemental Data:
Net assets, end of year (000s) ^	$0	$0	$0	$0	$0
Ratio of gross operating expenses to average net assets (2)	3.57%	3.03%	3.23%	2.55%	2.49%
Ratio of net operating expenses to average net assets (2)	1.24%	1.24%	1.24%	1.24%	1.17%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.93%	0.75%	0.84%	2.63%	(0.26)%
Portfolio Turnover Rate	14%	20%	87%	10%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
^	Net assets at end of period less than $1,000.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$20.33	$18.04	$18.79	$25.16	$17.64
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.33)	(0.29)	(0.23)	(0.40)	(0.33)
Net realized and unrealized gain	2.73	2.79	1.57	0.32	7.85
Total from investment operations	2.40	2.50	1.34	(0.08)	7.52
Dividends and Distributions:
Distributions from realized gains	(4.15)	(0.21)	(2.09)	(6.29)	-
Total dividends and distributions	(4.15)	(0.21)	(2.09)	(6.29)	-
Net Asset Value, End of Year	$18.58	$20.33	$18.04	$18.79	$25.16
Total Return*	13.79%	14.02%	8.09%	(1.22)%	42.63%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$64	$71	$139	$120	$125
Ratio of gross operating expenses to average net assets (2)	2.76%	2.86%	2.65%	2.67%	2.30%
Ratio of net investment loss after expense recoupment to average net assets	(1.80)%	(1.55)%	(1.33)%	(1.93)%	(1.51)%
Portfolio Turnover Rate	93%	83%	90%	117%	108%

	Large Capitalization Growth Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$10.52	$9.58	$10.01	$18.60	$16.76
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.13)	(0.19)	(0.17)	(0.25)	(0.26)
Net realized and unrealized gain (loss)	2.31	3.03	1.22	(1.52)	4.54
Total from investment operations	2.18	2.84	1.05	(1.77)	4.28
Dividends and Distributions:
Distributions from realized gains	(6.86)	(1.90)	(1.48)	(6.37)	(2.44)
Distributions from return of capital	-	-	-	(0.45)	-
Total dividends and distributions	(6.86)	(1.90)	(1.48)	(6.82)	(2.44)
Net Asset Value, End of Year	$5.84	$10.52	$9.58	$10.01	$18.60
Total Return*	27.62%	35.00%	13.43%	(17.28)%	29.86%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$617	$805	$1,695	$1,919	$2,854
Ratio of gross operating expenses to average net assets (3)	2.83%	2.67%	2.62%	2.68%	2.37%
Ratio of net investment loss after expense recoupment to average net assets	(2.05)%	(1.97)%	(1.89)%	(2.00)%	(1.57)%
Portfolio Turnover Rate	66%	99%	74%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	2.76%	2.86%	2.65%	2.67%	2.30%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	2.83%	2.67%	2.62%	2.68%	2.37%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$9.15	$7.60	$7.53	$10.32	$8.34
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.15)	(0.11)	(0.06)	(0.12)	(0.11)
Net realized and unrealized gain (loss)	1.32	1.80	0.34	(0.80)	3.16
Total from investment operations	1.17	1.69	0.28	(0.92)	3.05
Dividends and Distributions:
Distributions from realized gains	(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Total dividends and distributions	(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Net Asset Value, End of Year	$8.20	$9.15	$7.60	$7.53	$10.32
Total Return*	13.10%	22.64%	3.78%	(10.84)%	39.15%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$30	$83	$104	$122	$178
Ratio of gross operating expenses to average net assets (2)	3.10%	2.63%	2.69%	3.02%	2.64%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.86)%	(1.34)%	(0.74)%	(1.35)%	(1.19)%
Portfolio Turnover Rate	152%	129%	68%	43%	55%

	Small Capitalization Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$1.12	$0.94	$1.55	$3.59	$2.47
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.01)	(0.02)	(0.01)	(0.03)	(0.06)
Net realized and unrealized gain (loss)	0.08	0.20	0.02	(0.02)	1.18
Total from investment operations	0.07	0.18	0.01	(0.05)	1.12
Dividends and Distributions:
Distributions from realized gains	(0.80)	-	(0.62)	(1.99)	-
Total dividends and distributions	(0.80)	-	(0.62)	(1.99)	-
Net Asset Value, End of Year	$0.39	$1.12	$0.94	$1.55	$3.59
Total Return*	4.20%	19.15%	1.82%	(8.75)%	45.34%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$13	$10	$6	$4	$3
Ratio of gross operating expenses to average net assets (3)	3.59%	2.91%	2.81%	3.05%	2.84%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.33)%	(1.67)%	(1.06)%	(1.58)%	(1.69)%
Portfolio Turnover Rate	145%	135%	95%	104%	103%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	3.10%	2.63%	2.69%	3.02%	2.64%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	3.59%	2.91%	2.81%	3.05%	2.84%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$10.56	$9.40	$8.15	$10.98	$8.04
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.14)	(0.08)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.26	1.24	1.32	(2.76)	2.97
Total from investment operations	2.12	1.16	1.25	(2.80)	2.94
Dividends and Distributions:
Dividends from net investment income	-	(0.00)**	-	(0.03)	-
Total dividends and distributions	-	(0.00)	-	(0.03)	-
Net Asset Value, End of Year	$12.68	$10.56	$9.40	$8.15	$10.98
Total Return*	20.08%#	12.38%#	15.34%#	(25.55)%	36.57%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$9	$6	$10	$8	$9
Ratio of gross operating expenses to average net assets (2)	4.50%	3.27%	3.16%	4.18%	3.96%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.28)%	(0.79)%	(0.84)%	(0.39)%	(0.31)%
Portfolio Turnover Rate	41%	38%	59%	47%	59%

	Health & Biotechnology Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$14.74	$13.49	$13.94	$15.95	$15.68
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.32)	(0.30)	(0.27)	(0.30)	(0.25)
Net realized and unrealized gain (loss)	(1.39)	2.57	1.09	(0.92)	3.10
Total from investment operations	(1.71)	2.27	0.82	(1.22)	2.85
Dividends and Distributions:
Distributions from realized gains	(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Total dividends and distributions	(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Net Asset Value, End of Year	$12.78	$14.74	$13.49	$13.94	$15.95
Total Return*	(11.65)%	18.21%	5.45%	(7.85)%	21.24%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$388	$538	$554	$632	$722
Ratio of gross operating expenses to average net assets (3)	3.60%	3.32%	3.35%	3.50%	3.13%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.44)%	(2.24)%	(1.93)%	(2.06)%	(1.67)%
Portfolio Turnover Rate	22%	17%	58%	23%	19%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	3.90%	3.27%	3.90%	3.90%	3.65%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	3.60%	3.32%	3.35%	3.50%	3.13%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$13.52	$12.71	$13.97	$22.78	$22.19
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.32)	(0.31)	(0.27)	(0.37)	(0.46)
Net realized and unrealized gain (loss)	2.38	2.62	2.31	(4.80)	4.69
Total from investment operations	2.06	2.31	2.04	(5.17)	4.23
Dividends and Distributions:
Distributions from realized gains	(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Total dividends and distributions	(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Net Asset Value, End of Year	$12.69	$13.52	$12.71	$13.97	$22.78
Total Return*	16.68%	20.01%	21.90%	(26.74)%	22.63%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,703	$2,101	$2,896	$3,887	$9,708
Ratio of gross operating expenses to average net assets (2)	3.42%	3.22%	3.38%	3.27%	2.97%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(2.59)%	(2.38)%	(2.30)%	(2.10)%	(2.18)%
Portfolio Turnover Rate	7%	8%	6%	3%	10%

	Energy & Basic Materials Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$10.45	$10.25	$9.24	$8.03	$6.17
Income (Loss) from Investment Operations:
Net investment income (1)	0.00 **	0.03	0.11	0.16	0.03
Net realized and unrealized gain (loss)	(0.33)	0.17	1.17	1.09	1.91
Total from investment operations	(0.33)	0.20	1.28	1.25	1.94
Dividends and Distributions:
Dividends from net investment income	(0.15)	-	(0.27)	(0.04)	(0.08)
Total dividends and distributions	(0.15)	-	(0.27)	(0.04)	(0.08)
Net Asset Value, End of Year	$9.97	$10.45	$10.25	$9.24	$8.03
Total Return*	(3.19)%	1.95%	14.11%	15.66%	31.63%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$8	$19	$0	$7	$6
Ratio of gross operating expenses to average net assets (3)	5.21%	4.85%	4.45%	4.23%	5.06%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.02)%	0.24%	1.12%	1.74%	0.41%
Portfolio Turnover Rate	15%	47%	51%	43%	81%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	3.42%	3.22%	3.38%	3.27%	2.97%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:
	4.00%	4.00%	4.00%	4.00%	4.00%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Financial Services Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$9.06	$7.20	$7.41	$8.96	$6.05
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.16	(0.14)	0.13	0.19	(0.03)
Net realized and unrealized gain (loss)	1.71	2.44	0.13	(1.23)	3.28
Total from investment operations	1.87	2.30	0.26	(1.04)	3.25
Dividends and Distributions:
Distributions from realized gains	(0.61)	(0.44)	(0.47)	(0.51)	(0.34)
Total dividends and distributions	(0.61)	(0.44)	(0.47)	(0.51)	(0.34)
Net Asset Value, End of Year	$10.32	$9.06	$7.20	$7.41	$8.96
Total Return*	21.20%	33.41%	3.57%	(12.37)%	55.79%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$0	$0	$0	$0	$0
Ratio of gross operating expenses to average net assets (2)	5.00%	4.88%	4.19%	4.28%	3.42%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.69%	(1.74)%	1.82%	2.34%	(0.37)%
Portfolio Turnover Rate	3%	32%	45%	39%	59%

	Investment Quality Bond Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$9.26	$8.90	$9.02	$9.55	$9.74
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.13	0.07	(0.06)	(0.19)	(0.12)
Net realized and unrealized gain (loss)	0.08	0.32	(0.03)	(0.22)	(0.06)
Total from investment operations	0.21	0.39	(0.09)	(0.41)	(0.18)
Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.03)	(0.02)	-	(0.01)
Distributions from realized gains	-	-	-	(0.12)	-
Distributions from return of capital	-	-	(0.01)	-	-
Total dividends and distributions	(0.08)	(0.03)	(0.03)	(0.12)	(0.01)
Net Asset Value, End of Year	$9.39	$9.26	$8.90	$9.02	$9.55
Total Return*	2.27%	4.35%	(1.00)%	(4.28)%	(1.83)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$0	$0	$4	$35	$37
Ratio of gross operating expenses to average net assets (3),(4)	2.56%	2.32%	2.56%	2.91%	2.39%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.31%	0.78%	(0.62)%	(2.11)%	(1.27)%
Portfolio Turnover Rate	29%	60%	103%	1%	62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
	4.00%	4.00%	4.00%	4.00%	3.00%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	2.56%	2.32%	2.56%	2.90%	2.39%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Municipal Bond Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$8.61	$8.42	$8.60	$8.97	$9.08
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.02	0.01	(0.07)	(0.22)	(0.12)
Net realized and unrealized gain (loss)	(0.13)	0.18	(0.11)	(0.15)	0.02
Total from investment operations	(0.11)	0.19	(0.18)	(0.37)	(0.10)
Dividends and Distributions:
Dividends from net investment income	(0.01)	-	-	-	-
Return of Capital	-	-	-	-	(0.01)
Total dividends and distributions	(0.01)	-	-	-	(0.01)
Net Asset Value, End of Year	$8.49	$8.61	$8.42	$8.60	$8.97
Total Return*	(1.23)%	2.26%	(2.09)%	(4.12)%#	(1.14)%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$20	$20	$22	$22	$35
Ratio of gross operating expenses to average net assets (2),(4)	6.01%	5.38%	4.06%	3.68%	3.74%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	0.25%	0.12%	(0.85)%	(2.47)%	(1.30)%
Portfolio Turnover Rate	4%	36%	101%	0%	82%

	U.S. Government Money Market Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.02	0.02	0.03	0.00 **	0.00 **
Total from investment operations	0.02	0.02	0.03	0.00 **	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.02)	(0.02)	(0.03)	(0.00)**	(0.00)**
Total dividends and distributions	(0.02)	(0.02)	(0.03)	(0.00)**	(0.00)**
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	2.07%	2.46%	2.55%	0.01%	0.02%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$130	$190	$280	$94	$105
Ratio of gross operating expenses to average net assets (3),(4)	2.49%	2.75%	1.99%	1.92%	1.07%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	1.95%	2.43%	2.48%	0.02%	0.00%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
	2.90%	2.90%	2.90%	2.90%	1.94%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market
	2.49%	2.75%	1.99%	0.46%	0.02%
(4)	Does not include the expenses of funds in which the Fund invests.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Aggressive Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.67	$10.32	$10.30	$12.43	$10.34
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.07	(0.05)	(0.01)	0.22	0.32
Net realized and unrealized gain (loss)	1.16	1.65	0.64	(1.36)	1.88
Total from investment operations	1.23	1.60	0.63	(1.14)	2.20
Dividends and Distributions:
Dividends from net investment income	(0.08)	-	-	(0.24)	(0.03)
Distributions from realized gains	(0.18)	(0.25)	(0.61)	(0.75)	(0.08)
Total dividends and distributions	(0.26)	(0.25)	(0.61)	(0.99)	(0.11)
Net Asset Value, End of Year	$12.64	$11.67	$10.32	$10.30	$12.43
Total Return*	10.60%	15.76%	6.48%	(9.93)%	21.37%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$227	$200	$167	$152	$182
Ratio of gross operating expenses to average net assets (2)	3.72%	3.66%	3.57%	3.25%	3.35%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.99%	1.92%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	0.62%	(0.49)%	(0.13)%	1.93%	2.85%
Portfolio Turnover Rate	3%	8%	26%	2%	54%

	Conservative Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.05	$10.15	$10.27	$11.85	$10.51
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.17	0.06	0.07	0.19	(0.14)
Net realized and unrealized gain (loss)	0.77	1.00	0.25	(1.00)	1.48
Total from investment operations	0.94	1.06	0.32	(0.81)	1.34
Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.10)	-	(0.18)	-
Distributions from realized gains	(0.13)	(0.06)	(0.44)	(0.59)	-
Total dividends and distributions	(0.29)	(0.16)	(0.44)	(0.77)	-
Net Asset Value, End of Year	$11.70	$11.05	$10.15	$10.27	$11.85
Total Return*	8.58%	10.62%	3.31%	(7.34)%	12.75%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$755	$684	$604	$626	$675
Ratio of gross operating expenses to average net assets (2)	3.28%	3.12%	3.07%	3.01%	2.94%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.99%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.49%	0.61%	0.66%	1.72%	(1.22)%
Portfolio Turnover Rate	13%	22%	50%	11%	71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderate Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.79	$10.51	$10.63	$12.43	$10.61
Income from Investment Operations:
Net investment income (loss) (1)	0.11	(0.02)	0.01	0.22	(0.13)
Net realized and unrealized gain (loss)	1.07	1.48	0.46	(1.19)	2.02
Total from investment operations	1.18	1.46	0.47	(0.97)	1.89
Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.03)	-	(0.22)	-
Distributions from realized gains	(0.21)	(0.15)	(0.59)	(0.61)	(0.07)
Total dividends and distributions	(0.33)	(0.18)	(0.59)	(0.83)	(0.07)
Net Asset Value, End of Year	$12.64	$11.79	$10.51	$10.63	$12.43
Total Return*	10.21%	13.99%	4.72%	(8.37)%	17.94%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$846	$649	$529	$497	$534
Ratio of gross operating expenses to average net assets (2)	3.46%	3.28%	3.30%	3.11%	3.10%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.99%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	0.96%	(0.19)%	0.05%	1.93%	(1.10)%
Portfolio Turnover Rate	6%	18%	41%	2%	52%

	Moderately Aggressive Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.70	$10.42	$10.48	$12.32	$10.41
Income from Investment Operations:
Net investment income (loss) (1)	0.10	(0.03)	0.01	0.20	(0.12)
Net realized and unrealized gain (loss)	1.09	1.51	0.51	(1.21)	2.13
Total from investment operations	1.19	1.48	0.52	(1.01)	2.01
Dividends and Distributions:
Dividends from net investment income	(0.10)	(0.03)	-	(0.24)	-
Distributions from realized gains	(0.21)	(0.17)	(0.58)	(0.59)	(0.10)
Total dividends and distributions	(0.31)	(0.20)	(0.58)	(0.83)	(0.10)
Net Asset Value, End of Year	$12.58	$11.70	$10.42	$10.48	$12.32
Total Return*	10.26%	14.43%	5.20%	(8.79)%	19.45%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$253	$221	$202	$187	$202
Ratio of gross operating expenses to average net assets (2)	4.05%	3.75%	3.56%	3.26%	3.50%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.99%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	0.80%	(0.29)%	0.05%	1.75%	(1.09)%
Portfolio Turnover Rate	5%	15%	34%	0%	48%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Conservative Balanced Allocation Portfolio - Class C Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$10.75	$9.47	$9.78	$11.78	$10.28
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.12	-	0.01	0.19	(0.13)
Net realized and unrealized gain (loss)	0.95	1.28	0.39	(1.05)	1.77
Total from investment operations	1.07	1.28	0.40	(0.86)	1.64
Dividends and Distributions:
Dividends from net investment income	(0.16)	-	-	(0.20)	-
Distributions from realized gains	(0.17)	-	(0.71)	(0.94)	(0.14)
Total dividends and distributions	(0.33)	-	(0.71)	(1.14)	(0.14)
Net Asset Value, End of Year	$11.49	$10.75	$9.47	$9.78	$11.78
Total Return*	10.15%	13.52%	4.44%	(8.01)%	16.10%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$255	$219	$178	$155	$168
Ratio of gross operating expenses to average net assets (2)	4.35%	3.79%	4.09%	3.50%	3.39%
Ratio of net operating expenses to average net assets (2)	1.99%	1.99%	1.99%	1.99%	1.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.11%	0.00%	0.09%	1.82%	(1.16)%
Portfolio Turnover Rate	14%	20%	87%	10%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Large Capitalization Value Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$29.78	$26.06	$25.97	$32.15	$22.32
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.23)	(0.15)	(0.08)	(0.25)	(0.17)
Net realized and unrealized gain	4.25	4.08	2.26	0.36	10.00
Total from investment operations	4.02	3.93	2.18	0.11	9.83
Dividends and Distributions:
Distributions from realized gains	(4.15)	(0.21)	(2.09)	(6.29)	-
Total dividends and distributions	(4.15)	(0.21)	(2.09)	(6.29)	-
Net Asset Value, End of Year	$29.65	$29.78	$26.06	$25.97	$32.15
Total Return*	14.97%	15.20%	9.15%	(0.22)%	44.04%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$18,183	$19,776	$20,692	$19,753	$19,033
Ratio of gross operating expenses to average net assets (2)	1.78%	1.87%	1.65%	1.65%	1.33%
Ratio of net investment loss after expense recoupment to average net assets	(0.80)%	(0.55)%	(0.33)%	(0.90)%	(0.61)%
Portfolio Turnover Rate	93%	83%	90%	117%	108%

	Large Capitalization Growth Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$31.47	$24.85	$23.26	$34.32	$28.60
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.32)	(0.27)	(0.20)	(0.27)	(0.16)
Net realized and unrealized gain (loss)	8.61	8.79	3.27	(3.97)	8.32
Total from investment operations	8.29	8.52	3.07	(4.24)	8.16
Dividends and Distributions:
Distributions from realized gains	(6.86)	(1.90)	(1.48)	(6.37)	(2.44)
Distributions from return of capital	-	-	-	(0.45)	-
Total dividends and distributions	(6.86)	(1.90)	(1.48)	(6.82)	(2.44)
Net Asset Value, End of Year	$32.90	$31.47	$24.85	$23.26	$34.32
Total Return*	28.80%	36.43%	14.52%	(16.45)%	31.15%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$35,385	$29,863	$21,638	$20,826	$27,040
Ratio of gross operating expenses to average net assets (3)	1.83%	1.70%	1.62%	1.67%	1.34%
Ratio of net investment loss after expense recoupment to average net assets	(1.05)%	(0.98)%	(0.89)%	(0.98)%	(0.54)%
Portfolio Turnover Rate	66%	99%	74%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Value Portfolio:
	1.78%	1.87%	1.65%	1.65%	1.33%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Large Cap Growth Portfolio:
	1.83%	1.70%	1.62%	1.67%	1.34%
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Mid Capitalization Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.82	$12.10	$11.75	$14.96	$11.60
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.14)	(0.05)	0.03	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.19	2.91	0.53	(1.26)	4.50
Total from investment operations	2.05	2.86	0.56	(1.30)	4.47
Dividends and Distributions:
Dividends from net investment income	-	-	-	(0.04)	(0.04)
Distributions from realized gains	(2.12)	(0.14)	(0.21)	(1.87)	(1.07)
Total dividends and distributions	(2.12)	(0.14)	(0.21)	(1.91)	(1.11)
Net Asset Value, End of Year	$14.75	$14.82	$12.10	$11.75	$14.96
Total Return*	14.11%	23.90%	4.82%	(9.97)%	40.57%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$9,242	$11,055	$9,587	$9,486	$10,919
Ratio of gross operating expenses to average net assets (2)	2.22%	1.63%	1.69%	2.01%	1.64%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.98)%	(0.38)%	0.26%	(0.32)%	(0.19)%
Portfolio Turnover Rate	152%	129%	68%	43%	55%

	Small Capitalization Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$7.79	$6.48	$6.94	$9.45	$6.43
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.08)	(0.04)	(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.56	1.35	0.17	(0.47)	3.07
Total from investment operations	0.48	1.31	0.16	(0.52)	3.02
Dividends and Distributions:
Distributions from realized gains	(0.80)	-	(0.62)	(1.99)	-
Total dividends and distributions	(0.80)	-	(0.62)	(1.99)	-
Net Asset Value, End of Year	$7.47	$7.79	$6.48	$6.94	$9.45
Total Return*	6.00%	20.22%	2.60%	(8.22)%	46.97%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$6,228	$7,311	$6,233	$5,893	$6,632
Ratio of gross operating expenses to average net assets (3)	2.50%	1.88%	1.83%	2.06%	1.70%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.22)%	(0.65)%	(0.10)%	(0.63)%	(0.61)%
Portfolio Turnover Rate	145%	135%	95%	104%	103%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Mid Capitalization Portfolio:
	2.22%	1.63%	1.69%	2.01%	1.64%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Small Cap Portfolio:
	2.50%	1.88%	1.83%	2.06%	1.70%
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	International Equity Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$11.85	$10.53	$9.07	$12.11	$8.94
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.04)	0.02	0.02	0.06	0.07
Net realized and unrealized gain (loss)	2.54	1.39	1.47	(3.05)	3.28
Total from investment operations	2.50	1.41	1.49	(2.99)	3.35
Dividends and Distributions:
Dividends from net investment income	(0.08)	(0.09)	(0.03)	(0.05)	(0.18)
Total dividends and distributions	(0.08)	(0.09)	(0.03)	(0.05)	(0.18)
Redemption Fees	-	-	- **	-	-
Net Asset Value, End of Year	$14.27	$11.85	$10.53	$9.07	$12.11
Total Return*	21.25%#	13.51%#	16.45%#	(24.79)%	37.96%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$3,251	$3,488	$3,392	$2,809	$4,421
Ratio of gross operating expenses to average net assets (2)	3.41%	2.40%	2.17%	3.23%	2.47%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(0.33)%	0.19%	0.18%	0.50%	0.63%
Portfolio Turnover Rate	41%	38%	59%	47%	59%

	Health & Biotechnology Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$26.08	$22.87	$22.60	$25.10	$23.02
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	(0.34)	(0.29)	(0.21)	(0.25)	(0.16)
Net realized and unrealized gain (loss)	(2.47)	4.52	1.75	(1.46)	4.82
Total from investment operations	(2.81)	4.23	1.54	(1.71)	4.66
Dividends and Distributions:
Distributions from realized gains	(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Total dividends and distributions	(0.25)	(1.02)	(1.27)	(0.79)	(2.58)
Net Asset Value, End of Year	$23.02	$26.08	$22.87	$22.60	$25.10
Total Return*	(10.79)%	19.35%	6.59%	(6.92)%	22.43%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$5,153	$7,219	$6,370	$6,794	$7,560
Ratio of gross operating expenses to average net assets (3)	2.60%	2.32%	2.35%	2.50%	2.14%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	(1.44)%	(1.25)%	(0.93)%	(1.05)%	(0.69)%
Portfolio Turnover Rate	22%	17%	58%	23%	19%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the International Equity Portfolio:
	2.90%	2.40%	2.90%	2.90%	2.32%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Health & Biotechnology Portfolio:
	2.60%	2.32%	2.35%	2.50%	2.14%
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Technology & Communications Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$27.22	$23.89	$22.95	$34.72	$31.63
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.43)	(0.35)	(0.27)	(0.29)	(0.37)
Net realized and unrealized gain (loss)	5.07	5.18	4.51	(7.84)	7.10
Total from investment operations	4.64	4.83	4.24	(8.13)	6.73
Dividends and Distributions:
Distributions from realized gains	(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Total dividends and distributions	(2.89)	(1.50)	(3.30)	(3.64)	(3.64)
Net Asset Value, End of Year	$28.97	$27.22	$23.89	$22.95	$34.72
Total Return*	17.85%	21.25%	23.05%	(26.02)%	23.89%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$24,835	$24,254	$22,829	$22,533	$35,680
Ratio of gross operating expenses to average net assets (2)	2.42%	2.22%	2.37%	2.15%	1.99%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.60)%	(1.39)%	(1.29)%	(1.06)%	(1.20)%
Portfolio Turnover Rate	7%	8%	6%	3%	10%

	Energy & Basic Materials Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$14.13	$13.95	$12.43	$10.75	$8.24
Income (Loss) from Investment Operations:
Net investment income (1)	0.16	0.16	0.21	0.34	0.14
Net realized and unrealized gain (loss)	(0.46)	0.25	1.67	1.46	2.54
Total from investment operations	(0.30)	0.41	1.88	1.80	2.68
Dividends and Distributions:
Dividends from net investment income	(0.17)	(0.23)	(0.36)	(0.12)	(0.17)
Total dividends and distributions	(0.17)	(0.23)	(0.36)	(0.12)	(0.17)
Net Asset Value, End of Year	$13.66	$14.13	$13.95	$12.43	$10.75
Total Return*	(2.10)%	2.95%	15.40%	16.84%	32.86%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$901	$1,245	$1,261	$1,523	$1,107
Ratio of gross operating expenses to average net assets (3)	4.28%	3.40%	3.14%	3.22%	4.07%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	1.20%	1.17%	1.61%	2.75%	1.37%
Portfolio Turnover Rate	15%	47%	51%	43%	81%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Technology & Communications Portfolio:
	2.42%	2.22%	2.37%	2.15%	1.99%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Energy & Basic Materials Portfolio:
	3.00%	3.00%	3.00%	3.00%	3.00%
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Financial Services Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$11.51	$9.26	$9.56	$11.72	$7.89
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.13)	(0.08)	(0.01)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	2.21	2.77	0.18	(1.60)	4.20
Total from investment operations	2.08	2.69	0.17	(1.65)	4.17
Dividends and Distributions:
Distributions from realized gains	(0.61)	(0.44)	(0.47)	(0.51)	(0.34)
Total dividends and distributions	(0.61)	(0.44)	(0.47)	(0.51)	(0.34)
Net Asset Value, End of Year	$12.98	$11.51	$9.26	$9.56	$11.72
Total Return*	18.41%	30.08%	1.74%	(14.74)%	54.37%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,012	$1,408	$996	$1,044	$1,366
Ratio of gross operating expenses to average net assets (2)	4.00%	3.88%	3.05%	3.30%	3.41%
Ratio of net investment loss after expense reimbursement/recoupment to average net assets	(1.07)%	(0.74)%	(0.06)%	(0.43)%	(0.34)%
Portfolio Turnover Rate	3%	32%	45%	39%	59%

	Investment Quality Bond Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$9.46	$9.15	$9.23	$9.68	$9.79
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.21	0.19	0.11	(0.10)	(0.06)
Net realized and unrealized gain (loss)	0.09	0.29	(0.09)	(0.23)	(0.03)
Total from investment operations	0.30	0.48	0.02	(0.33)	(0.09)
Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.17)	(0.05)	-	(0.02)
Distributions from realized gains	-	-	-	(0.12)	-
Distributions from return of capital	-	-	(0.05)	-	-
Total dividends and distributions	(0.18)	(0.17)	(0.10)	(0.12)	(0.02)
Net Asset Value, End of Year	$9.58	$9.46	$9.15	$9.23	$9.68
Total Return*	3.32%	5.35%	0.19%	(3.39)%	(0.87)%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$8,378	$11,216	$10,834	$11,436	$12,020
Ratio of gross operating expenses to average net assets (3),(4)	1.75%	1.37%	1.38%	1.91%	1.45%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	2.20%	2.08%	1.19%	(1.11)%	(0.61)%
Portfolio Turnover Rate	29%	60%	103%	1%	62%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Financial Services Portfolio:
	3.00%	3.00%	3.00%	3.00%	3.01%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Investment Quality Bond Portfolio:
	1.75%	1.37%	1.38%	1.90%	1.45%
(4)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Municipal Bond Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$8.92	$8.64	$8.73	$9.01	$9.08
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.11	0.10	0.01	(0.13)	(0.09)
Net realized and unrealized gain (loss)	(0.13)	0.18	(0.10)	(0.15)	0.03
Total from investment operations	(0.02)	0.28	(0.09)	(0.28)	(0.06)
Dividends and Distributions:
Dividends from net investment income	(0.10)	-	-	-	-
Return of Capital	-	-	-	-	(0.01)
Total dividends and distributions	(0.10)	-	-	-	(0.01)
Net Asset Value, End of Year	$8.80	$8.92	$8.64	$8.73	$9.01
Total Return*	(0.22)%	3.24%	(1.03)%	(3.11)%#	(0.70)%#
Ratios and Supplemental Data:
Net assets, end of year (000s)	$228	$544	$520	$615	$770
Ratio of gross operating expenses to average net assets (2),(4)	5.04%	4.40%	3.02%	2.58%	2.78%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (4)	1.23%	1.12%	0.11%	(1.43)%	(0.96)%
Portfolio Turnover Rate	4%	36%	101%	0%	82%

	U.S. Government Money Market Portfolio - Class I Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) from Investment Operations:
Net investment income (1)	0.03	0.03	0.03	0.00 **	0.00 **
Total from investment operations	0.03	0.03	0.03	0.00 **	0.00 **
Dividends and Distributions:
Dividends from net investment income	(0.03)	(0.03)	(0.03)	(0.00)**	(0.00)**
Total dividends and distributions	(0.03)	(0.03)	(0.03)	(0.00)**	(0.00)**
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return*	3.08%	3.48%	3.24%	0.01%	0.02%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$4,587	$4,272	$5,138	$5,108	$5,488
Ratio of gross operating expenses to average net assets (3),(4)	1.38%	1.73%	0.95%	0.93%	1.07%
Ratio of net investment income after expense reimbursement/recoupment to average net assets (4)	3.01%	3.46%	3.18%	0.02%	0.01%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the Municipal Bond Portfolio:
	1.90%	1.90%	1.90%	1.90%	1.52%
(3)	Ratio of net operating expenses to average net assets (after waiver and/or reimbursement or reduction by commissions recaptured) for the U.S. Government Money Market Portfolio:
	1.38%	1.73%	0.95%	0.46%	0.02%
(4)	Does not include the expenses of funds in which the Fund invests.
#	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Aggressive Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.87	$10.44	$10.39	$12.53	$10.42
Income (Loss) from Investment Operations:
Net investment income (1)	0.19	0.06	0.09	0.33	0.40
Net realized and unrealized gain (loss)	1.17	1.68	0.64	(1.35)	1.91
Total from investment operations	1.36	1.74	0.73	(1.02)	2.31
Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.06)	(0.07)	(0.37)	(0.12)
Distributions from realized gains	(0.18)	(0.25)	(0.61)	(0.75)	(0.08)
Total dividends and distributions	(0.37)	(0.31)	(0.68)	(1.12)	(0.20)
Net Asset Value, End of Year	$12.86	$11.87	$10.44	$10.39	$12.53
Total Return*	11.62%	16.97%	7.50%	(8.96)%	22.46%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,258	$1,066	$851	$773	$842
Ratio of gross operating expenses to average net assets (2)	2.72%	2.67%	2.57%	2.23%	2.39%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.99%	0.93%
Ratio of net investment income after expense reimbursement to average net assets (2)	1.61%	0.51%	0.88%	2.90%	3.44%
Portfolio Turnover Rate	3%	8%	26%	2%	54%

	Conservative Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.28	$10.35	$10.41	$12.00	$10.58
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.28	0.17	0.17	0.30	(0.02)
Net realized and unrealized gain (loss)	0.79	1.03	0.25	(1.01)	1.49
Total from investment operations	1.07	1.20	0.42	(0.71)	1.47
Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.21)	(0.04)	(0.29)	(0.05)
Distributions from realized gains	(0.13)	(0.06)	(0.44)	(0.59)	-
Total dividends and distributions	(0.39)	(0.27)	(0.48)	(0.88)	(0.05)
Net Asset Value, End of Year	$11.96	$11.28	$10.35	$10.41	$12.00
Total Return*	9.71%	11.79%	4.26%	(6.39)%	13.94%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$2,510	$2,347	$2,128	$1,960	$2,050
Ratio of gross operating expenses to average net assets (2)	2.28%	2.12%	2.07%	2.01%	1.95%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.99%	0.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	2.50%	1.61%	1.66%	2.70%	(0.22)%
Portfolio Turnover Rate	13%	22%	50%	11%	71%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderate Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$12.06	$10.74	$10.75	$12.55	$10.69
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.24	0.09	0.11	0.33	(0.01)
Net realized and unrealized gain (loss)	1.10	1.51	0.47	(1.18)	2.02
Total from investment operations	1.34	1.60	0.58	(0.85)	2.01
Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.13)	-	(0.34)	(0.08)
Distributions from realized gains	(0.21)	(0.15)	(0.59)	(0.61)	(0.07)
Total dividends and distributions	(0.44)	(0.28)	(0.59)	(0.95)	(0.15)
Net Asset Value, End of Year	$12.96	$12.06	$10.74	$10.75	$12.55
Total Return*	11.33%	15.12%	5.73%	(7.36)%	19.01%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$1,617	$1,455	$1,150	$1,134	$1,187
Ratio of gross operating expenses to average net assets (2)	2.46%	2.27%	2.30%	2.11%	2.11%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.99%	0.93%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	1.96%	0.81%	1.07%	2.88%	(0.09)%
Portfolio Turnover Rate	6%	18%	41%	2%	52%

	Moderately Aggressive Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.96	$10.63	$10.58	$12.44	$10.48
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.22	0.08	0.11	0.32	(0.00)**
Net realized and unrealized gain (loss)	1.11	1.56	0.52	(1.23)	2.14
Total from investment operations	1.33	1.64	0.63	(0.91)	2.14
Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.14)	-	(0.36)	(0.08)
Distributions from realized gains	(0.21)	(0.17)	(0.58)	(0.59)	(0.10)
Total dividends and distributions	(0.43)	(0.31)	(0.58)	(0.95)	(0.18)
Net Asset Value, End of Year	$12.86	$11.96	$10.63	$10.58	$12.44
Total Return*	11.29%	15.70%	6.23%	(7.93)%	20.70%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$916	$809	$712	$656	$693
Ratio of gross operating expenses to average net assets (2)	3.05%	2.75%	2.56%	2.26%	2.50%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.99%	0.93%
Ratio of net investment income after expense reimbursement to average net assets (2)	1.82%	0.71%	1.05%	2.84%	0.03%
Portfolio Turnover Rate	5%	15%	34%	0%	48%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
**	Per share amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year)

	Moderately Conservative Balanced Allocation Portfolio - Class I Shares
	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net Asset Value, Beginning of Year	$11.09	$9.76	$9.95	$11.98	$10.36
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.24	0.10	0.10	0.32	(0.01)
Net realized and unrealized gain (loss)	0.98	1.32	0.42	(1.09)	1.78
Total from investment operations	1.22	1.42	0.52	(0.77)	1.77
Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.09)	-	(0.32)	(0.01)
Distributions from realized gains	(0.17)	-	(0.71)	(0.94)	(0.14)
Total dividends and distributions	(0.43)	(0.09)	(0.71)	(1.26)	(0.15)
Net Asset Value, End of Year	$11.88	$11.09	$9.76	$9.95	$11.98
Total Return*	11.30%	14.63%	5.62%	(7.19)%	17.26%
Ratios and Supplemental Data:
Net assets, end of year (000s)	$647	$644	$573	$495	$618
Ratio of gross operating expenses to average net assets (2)	3.32%	2.78%	2.98%	2.50%	2.34%
Ratio of net operating expenses to average net assets (2)	0.99%	0.99%	0.99%	0.99%	0.92%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets (2)	2.17%	1.00%	1.09%	2.95%	(0.07)%
Portfolio Turnover Rate	14%	20%	87%	10%	74%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the Year.
(2)	Does not include the expenses of funds in which the Fund invests.
*	Assumes reinvestment of all dividends and distributions. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of Saratoga Advantage Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Large Capitalization Value Portfolio, Large Capitalization Growth Portfolio, Mid Capitalization Portfolio, Small Capitalization Portfolio, International Equity Portfolio, Health and Biotechnology Portfolio, Technology and Communications Portfolio, Energy and Basic Materials Portfolio, Financial Services Portfolio, Investment Quality Bond Portfolio, Municipal Bond Portfolio, U.S. Government Money Market Portfolio, Aggressive Balanced Allocation Portfolio, Conservative Balanced Allocation Portfolio, Moderate Balanced Allocation Portfolio, Moderately Aggressive Balanced Allocation Portfolio, Moderately Conservative Balanced Allocation Portfolio, (referred to as the “Funds”) each a series of the Saratoga Advantage Trust, including the schedules of investments, as of August 31, 2025, the related statements of operations, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

To the Shareholders and Board of Trustees

of Saratoga Advantage Trust

Page Two

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania October 30, 2025

ADDITIONAL INFORMATION
Year Ended August 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Board of Trustees (the “Board”) Meeting of April 14, 2025 (the “Meeting”)

The Independent Trustees discussed the information received respecting (i) the nature, quality and scope of services provided by Saratoga Capital Management, LLC (“Saratoga”) and each Investment Adviser to the Portfolios; (ii) the investment performance of the Portfolios relative to comparable funds; (iii) the costs of services provided and profits realized by Saratoga; (iv) fees and expenses relative to other comparable funds; (v) the extent to which economies of scale are realized as the Portfolios grow and whether fee levels appropriately reflect economies of scale; and (vi) benefits realized by Saratoga and the Investment Advisers.

The Independent Trustees received a memorandum from their independent legal counsel describing their duties in connection with advisory contract approvals and discussing the factors to be considered by the Board.

Nature, Quality and Scope of Services

The Board reviewed and considered the nature, quality and scope of services provided by Saratoga. In this regard, Saratoga discussed with the Trustees its methodology for selecting Investment Advisers for the Portfolios, the procedures and criteria it utilizes in evaluating the adequacy of each Investment Adviser’s performance and the general oversight it provides, including monitoring compliance reports, recommending outside service providers, negotiation of fees and monitoring of quality of services. With respect to the Portfolios that Saratoga manages directly, the Trustees considered the investment process utilized, the quality of key investment personnel and the resources devoted to the investment management functions. The Trustees concluded that the nature and extent of the services provided by Saratoga were necessary and appropriate for the conduct of the business and investment activities of the Saratoga Portfolios. The Trustees also concluded, based on the discussion with Saratoga, that the overall quality of the advisory and administrative services was satisfactory.

The Trustees also evaluated the quality of the services provided by the Investment Advisers to each Portfolio. Saratoga provided the Trustees with feedback on the quality of the services that the Investment Advisers have provided over time and currently. The Board concluded that the nature, scope and quality of the services provided by each of the Advisers was satisfactory.

Comparative Performance

The performance of each of the Portfolios was compared to a Morningstar Index of funds with investment objectives similar to that of the applicable Portfolio (each, a “benchmark”). Performance was compared over various time periods. The conclusions of the Trustees were as follows:

ADDITIONAL INFORMATION
Year Ended August 31, 2025 (Unaudited)(Continued)

Large Capitalization Value: The Trustees noted that M.D. Sass Investors Services, Inc. (“M.D. Sass”) has been the Adviser to the Portfolio since August 2008 and that since then through February 28, 2025 the Portfolio had performed virtually even with its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Large Capitalization Growth: The Trustees noted that Smith Group Asset Management, LLC (“Smith Group”) became the Adviser to the Portfolio in December 2015 and that since then through February 28, 2025, the Portfolio had outperformed its benchmark. Upon consideration of all factors the Trustees deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Mid-Capitalization: The Trustees noted that Vaughan Nelson Investment Management LP (“Vaughan Nelson”) became the Adviser to the Portfolio in April 2006 and that since then through February 28, 2025, the Portfolio had outperformed its benchmark. Upon consideration of all the factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Small Capitalization: The Trustees noted that Zacks Investment Management, Inc. (“Zacks”) became the Adviser to the Portfolio in August 2015 and that since then through February 28, 2025, the Portfolio had slightly underperformed its benchmark. In addition, the Trustees noted that for the nearly 8 and ½ year period ended February 29, 2024 the Advisor outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

International Equity: The Trustees noted that the current Adviser to the Portfolio, Smith Group, became the Adviser to the Portfolio in February 2018 and that since then through February 28, 2025, the Portfolio had underperformed its benchmark. The Trustees further noted that the Portfolio had performed virtually even its benchmark for the five-year period ended February 28, 2025. Upon consideration of all of the factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Health & Biotechnology: The Trustees noted that the current Adviser to the Portfolio, Oak Associates, ltd. (“Oak”), was appointed in July 2005 and that since then through February 28, 2025, the Portfolio underperformed its benchmark. The Trustees further noted that the Portfolio had outperformed its benchmark for the five-year period ended February 28, 2025. The Trustees also noted that in January 2019 the portfolio manager at Oak was replaced by another portfolio manager at Oak who is also the Chief Investment Officer of Oak. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Technology & Communications: The Trustees noted that Oak became the sole adviser to the Portfolio in December 2015 and that since then through February 28, 2025, the Portfolio had underperformed its benchmark. The Trustees also observed that the Portfolio outperformed its benchmark for the four-year period ended February 28, 2025. Mr. Bruce Ventimiglia further noted Oak’s long experience in investing in the technology sector and that in light of current market conditions he believes that Oak’s strategy of seeking “blue chip” companies with strong financial characteristics is an appropriate investment approach for the Portfolio. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

ADDITIONAL INFORMATION
Year Ended August 31, 2025 (Unaudited)(Continued)

Financial Services: The Trustees noted that Smith Group became the Adviser to the Portfolio in December 2015 and that since then through February 28, 2025, the Portfolio had underperformed its benchmark. In addition, the Trustees noted that the Portfolio outperformed its benchmark for the four-year period ended February 28, 2025. Mr. Bruce Ventimiglia observed the Adviser’s focus on companies that report higher earnings growth rates than expected has been out of favor for a portion of the time the Adviser has been managing the Portfolio, detracting from the Portfolio’s performance. He stated that Saratoga believes Smith Group’s focus on companies with sound financials, and which report higher earnings growth rates than expected is a good strategy for the Portfolio going forward. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Energy & Basic Materials: The Trustees noted that Smith Group became the Adviser to the Portfolio in December 2015 and that since then through February 28, 2025, the Portfolio had outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Investment Quality Bond Portfolio: The Trustees noted that Saratoga started managing the Portfolio in March 2018 and that since then through February 28, 2025, the Portfolio had underperformed its benchmark. In addition, the Trustees noted that from March 2018 through February 29, 2024, the Portfolio slightly outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Municipal Bond Portfolio: The Trustees noted that Saratoga started managing the Portfolio in March 2018 and that since then through February 28, 2025, the Portfolio had underperformed its benchmark. The Trustees noted that they had discussed with Saratoga the reasons for the underperformance. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

U.S. Government Money Market Portfolio: The Trustees noted that Saratoga started managing the Portfolio in October 2020 and that since then through February 28, 2025, the Portfolio had underperformed its benchmark. The Trustees noted that they had discussed with Saratoga the reasons for the underperformance. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Conservative Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2025, the Portfolio had outperformed its benchmark. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Moderately Conservative Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2025, the Portfolio had underperformed its benchmark. The Trustees further noted that the Portfolio was virtually even with its benchmark for the five-year period ended February 28, 2025. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Moderate Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2025, the Portfolio had slightly underperformed its benchmark. In addition, the Trustees noted that the Portfolio slightly outperformed its benchmark from January 2018 through February 29, 2024. Upon consideration of

ADDITIONAL INFORMATION
Year Ended August 31, 2025 (Unaudited)(Continued)

all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Moderately Aggressive Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2025, the Portfolio had underperformed its benchmark. In addition, the Trustees noted that the Portfolio slightly outperformed its benchmark from January 2018 through February 29, 2024. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Aggressive Balanced Allocation Portfolio: The Trustees noted that Saratoga started managing the Portfolio in January 2018 and that since then through February 28, 2025, the Portfolio had slightly underperformed its benchmark. In addition, the Trustees noted that the Portfolio slightly outperformed its benchmark from January 2018 through February 29, 2024. Upon consideration of all factors they deemed relevant, the Trustees concluded that the performance of the Portfolio was acceptable.

Comparable Total Average Net Expense Ratio

The total average net expense ratio of each of the Portfolios was compared to Mutual Fund Industry Statistics as reported in the February 28, 2025 Morningstar data regarding mutual fund expenses and assets. Mr. Bruce Ventimiglia noted that the Portfolios are considerably smaller in assets compared to the mutual fund industry, but still continue to offer services at a competitive rate. The Trustees noted that Saratoga has, since 1999, agreed to cap expenses of the Portfolios for which it serves as manager at specified levels.

The Trustees reviewed the total average net expense ratio for each Portfolio and noted the following: (i) total average net expense ratios for the Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, International Equity, Health & Biotechnology, Technology & Communications, Financial Services, Energy & Basic Materials, Investment Quality Bond, Municipal Bond and U.S. Government Money Market Portfolios were higher than the average of comparable funds; (ii) total average net expense ratio for the Conservative Balanced Allocation Portfolio was the same as the average of comparable funds; and (iii) the total average net ratios for the Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Aggressive Balanced Allocation Portfolios were lower than the average of comparable funds. A discussion ensued during which Mr. Bruce Ventimiglia discussed the current expenses of the Portfolios in more detail.

Fees Relative to Comparable Funds

The Trustees reviewed the Management Fee rate for each Portfolio and noted the following: (i) fee rate for the Small Cap Portfolio was slightly lower than the average of comparable funds; (ii) fee rates for the Large Cap Value, Large Cap Growth, Mid Cap, and International Equity Portfolios were slightly higher than the average of comparable funds; and (iii) the fee rates for the Health & Biotechnology, Technology & Communications, Financial Services, Energy & Basic Materials, Investment Quality Bond, and U.S. Government Money Market were higher than the average of comparable funds. The Trustees noted that they had discussed with Saratoga the reasons for the higher fee rates. The Trustees noted that with respect to each of the Municipal Bond, Conservative Balanced Allocation, Moderately Conservative Balanced Allocation, Moderate Balanced Allocation, Moderately Aggressive Balanced Allocation and Aggressive Balanced Allocation Portfolios the Portfolio’s gross fee rate was higher than the average of comparable funds but that each Portfolio experienced a net fee rate of 0 basis points as

ADDITIONAL INFORMATION
Year Ended August 31, 2025 (Unaudited)(Continued)

a result of fee waivers and reimbursements by Saratoga. The Trustees further noted that with respect to the Financial Services Portfolio, the Portfolio’s gross fee rate was higher than the average of comparable funds but that the Portfolio experienced a net management fee rate that was lower than the average of comparable funds as a result of fee waivers and reimbursements by Saratoga.

The Trustees noted that the Portfolios were considerably smaller than the funds in the comparison group and considered, with respect to each Portfolio, the adverse impact of the relatively small sizes of the Portfolios on the costs and profitability of Saratoga. The Trustees also noted that Saratoga has, since 1999, agreed to cap expenses of the Portfolios for which it serves as manager at specified levels. The Trustees concluded, based on the foregoing, that the Management Fee rate with respect to each of the Portfolios was not excessive relative to comparable funds. The Trustees also evaluated the reasonableness of the fee split between Saratoga and the Investment Adviser to each Portfolio managed by Saratoga.

Economies of Scale

The Trustees noted the views of Saratoga that at their current sizes the Portfolios do not realize economies of scale and discussed this view with Mr. Bruce Ventimiglia.

Profitability of Investment Manager

The Trustees reviewed the profitability data that had been provided by Saratoga as well as responses from the Investment Advisers confirming their profitability relating to the Portfolios. The Trustees noted that the provision of services under the Management Agreements had resulted in a loss to Saratoga. The Trustees considered the financial viability of Saratoga and its ability to continue to provide high quality services and concluded that each organization continues to be capable of and committed to providing high quality services. The Board also considered the information provided by the Investment Advisers regarding profitability from its relationship with the Portfolios. The Board noted that each Investment Adviser’s profitability was not a significant factor considered by the Board, as the sub-advisory fee is paid by Saratoga out of the advisory fee paid to it by each Portfolio, and not by the Portfolio directly.

Other Benefits

The Trustees considered the benefits obtained by Saratoga and the Investment Advisers from their relationship with the Trust. They noted, in this regard, that certain of the Investment Advisers have soft dollar arrangements pursuant to which commissions on fund portfolio transactions may be utilized to pay for research services. The Trustees noted that the amount of soft dollars was generally small and that research services obtained may enhance the ability of the Investment Advisers to provide quality services to the Portfolios. The Trustees noted that Saratoga receives licensing fees from third parties for the use of the Saratoga asset allocation program and fees pursuant to the Tailored Shareholder Report Services Agreement between Saratoga and the Trust.

At this time Mr. Bruce Ventimiglia and Mr. Jonathan W. Ventimiglia left the Meeting and the Trustees resumed the executive session with Ms. Fumai to discuss the materials and factors to be considered in the Board determinations.

ADDITIONAL INFORMATION
Year Ended August 31, 2025 (Unaudited)(Continued)

Conclusion

Based on the foregoing and such other factors as they deemed relevant, the Independent Trustees determined that continuation of the Management Agreements and the Advisory Agreement for each of the Portfolios is in the best interests of the Portfolios and the shareholders. The Independent Trustees noted that no single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the continuation of the Management Agreements and the Advisory Agreement for each of the Portfolios and that each Trustee considered and weighted the factors differently.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-888-672-4839 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Saratoga Advantage Trust

By (Signature and Title)*	/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, Chief Executive Officer

Date	11/7/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan W. Ventimiglia
Jonathan W. Ventimiglia, President, Treasurer and Chief Financial Officer

Date	11/7/25

By (Signature and Title)*	/s/ Bruce E. Ventimiglia
Bruce E. Ventimiglia, Chief Executive Officer

Date	11/7/25

*	Print the name and title of each signing officer under his or her signature.